UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23165

CION ARES DIVERSIFIED CREDIT FUND

(Exact name of registrant as specified in charter)

100 PARK AVENUE

25TH FLOOR

NEW YORK, NEW YORK 10017

(Address of principal executive offices)(Zip code)

Eric A. Pinero 100 Park Avenue, 25th Floor New York, New York 10017 (Name and Address of Agent for Service)
Copy to:
Michael A. Reisner Mark Gatto CION Ares Diversified Credit Fund 100 Park Avenue, 25th Floor New York, New York 10017		Richard Horowitz, Esq. Jonathan Gaines, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code: (646) 845-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 - June 30, 2023

Item 1. Report to Stockholders.

(a)

CION Ares Diversified Credit Fund

June 30, 2023

Semi-Annual Report

CION Ares Diversified Credit Fund

Contents

Letter to Shareholders	2
Fund Profile & Financial Data	6
Consolidated Schedule of Investments	8
Consolidated Statement of Assets and Liabilities	109
Consolidated Statement of Operations	111
Consolidated Statements of Changes in Net Assets	112
Consolidated Statement of Cash Flows	114
Financial Highlights	115
Notes to Consolidated Financial Statements	130
Proxy & Portfolio Information	157
Dividend Reinvestment Plan	158
Corporate Information	160
Privacy Notice	161
Trustees and Executive Officers	162
Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreement	167

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Letter to Shareholders

June 30, 2023

Fellow Shareholders,

We are pleased to present the semi-annual report for the CION Ares Diversified Credit Fund (the "Fund" or "CADC"), for the period ending June 30, 2023. The Fund has continued to experience steady asset growth, with total managed assets reaching approximately $3.9 billion as of June 30, 2023. The Fund has returned +5.58%1 over the period, benefitting from elevated rates and stable credit fundamentals within the portfolio. The Fund continues to maintain a defensive and diversified investment posture. As of period-end, the Fund had over 600 investments, spread across 24 unique industries. Secured debt instruments accounted for approximately 90%2 of the Fund and approximately 78%3 of the Fund was deployed in investments directly originated by investment groups on the Ares Management Corporation ("Ares") platform. The Fund has steadily increased its distribution rate since global central banks began their respective tightening regimes. As of period-end, the Fund has announced five increases to the distribution rate since 2022, which is currently 9.13%4. The Fund's relative value strategy across liquid and illiquid credit has enabled the Fund to capitalize on market opportunities over the period.

Investment Philosophy and Process

The Fund employs a dynamic asset allocation framework that seeks to offer enhanced yield and downside risk mitigation, while enabling the Fund's investment advisor, CION Ares Management, LLC ("CION Ares Management," "CAM" or the "Advisor") and the Fund's investment sub-advisor, Ares Capital Management II LLC (the "Sub-Advisor"), an affiliate of Ares, to respond to changing market conditions. We believe that the Fund's differentiated, diversified portfolio of directly originated and liquid investments can provide superior risk-adjusted returns for our shareholders. Active management across a broad spectrum of credit asset classes, including direct lending in the United States and Europe, high yield bonds, leveraged loans, structured credit, real estate debt, and other credit instruments provides the opportunity to generate attractive risk-adjusted returns by capturing the best relative value.

The Fund's investment process is rigorous and incorporates top-down and bottom-up factors. The Advisor leverages the resources of the Sub-Advisor to conduct ongoing proprietary analysis at the asset-class level that compares current market conditions with historical and industry-level precedents to examine the rate environment, correlation to public markets, and local/regional risks. This information is brought before the Advisor's 15-member investment allocation committee, where senior members overseeing each of the underlying asset classes share their observations with the Advisor's portfolio managers.

Investment Environment

Markets have generated positive returns in 2023 as resilient economic data and corporate fundamentals have outweighed recession concerns and tighter credit conditions. Despite a gloomy outlook heading into the year, economic growth in the U.S. has been positive, labor market conditions remain healthy and more recently, we've seen cooling inflation trends. The better than feared conditions have contributed to a less hawkish Federal Reserve ("Fed"). Despite interest rates reaching a 22-year high recently, the Fed paused their hiking regime in June, and the magnitude of rate hikes has been lower when compared to 2022. The impact of the Fed's hiking regime, considered amongst the most aggressive in history, has flowed through to the banking sector in the form of tighter lending standards, which was further exacerbated by the regional banking crisis that unfolded in Q1'23. For context, the net percentage of banks tightening their lending standards has more than doubled over the last twelve months5. The widely known goal of higher rates and tighter lending conditions (bringing inflation down to the Fed's 2% target), has begun to look achievable based on recent prints, with June's 3% level being the lowest in 2 years6. Combined with constructive corporate fundamental trends, market sentiment has become increasingly optimistic throughout the year.

The macroeconomic environment has contributed to a risk rally in public equity and credit markets. Public equities have bounced back from a negative 2022 and returned +16.88%7 over the period, with better than feared corporate earnings and artificial intelligence fervor serving as tailwinds for the asset class. Within credit, elevated rates have influenced asset prices. Specific to leveraged credit, high yield bonds and syndicated loans have returned +5.42%8 and +6.33%9, respectively, over the period. Reflective of the "risk-on" tone, lower credit quality paper has outperformed in both markets.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Letter to Shareholders (continued)

June 30, 2023

A byproduct of enhanced yields entering the period, both credit sectors have outperformed traditional fixed income, which has returned +2.09%10 over the period.

The rate environment has had a significant impact on market dynamics. New issuance in the syndicated loan and high yield bond markets is down 14% and 29%, respectively11, from an anemic 2022 with supply being heavily driven by refinancings as companies reluctantly address near term maturities at a higher cost of capital. Notably, the capital markets were largely closed in the weeks following the collapse of Silicon Valley Bank. Banking sector volatility coupled with a general tightening of lending standards has contributed to companies and sponsors looking towards private credit in an effort to mitigate execution risk. Notably, M&A related new issue volume in the direct lending market has outpaced both high yield bonds and syndicated loans, albeit on lower volumes broadly12. Shifting to fundamentals, while companies continue to grapple with elevated interest expense, earnings continue to grow at a moderate pace, and leverage levels continue to migrate lower. While default rates have moved higher, they remain below historical averages13.

Looking ahead, uncertainty abounds despite the constructive environment that has unfolded over the period. While growth remains positive, leading indicators continue to suggest a recession, albeit shallow, remains a possibility over the near term. Further, it remains to be seen how much of an impact tighter lending conditions and a dilution of excess savings will have on economic activity. Conversely, labor market strength and resilient corporate fundamentals support our continued view that any pullback would be shallow in nature and default rates to migrate towards historical averages.

Specific to CADC, the Fund enters the second half of 2023 with an attractive 11.05% current yield and 9.13% distribution rate14. We are excited about the opportunities that lie ahead in the private markets, and continue to actively participate in corporate and asset-backed direct lending opportunities in the U.S. and Europe.

While the Fund maintains an emphasis towards directly originated assets, we've added certain high grade liquid investment opportunities in recent periods, identifying high yield bonds and CLO securities we believe are trading at attractive levels. We continue to closely monitor macroeconomic conditions, seek to proactively manage exposures and identify relative value opportunities created by shifts in sentiment on rates, growth expectations, and idiosyncratic credit news.

Summary

We expect market volatility to be episodic as central banks attempt to navigate a soft landing, and we believe Ares' scaled platform, tenured experience and cycle-tested investment process will allow the Fund to successfully navigate the evolving market environment as we seek to take advantage of bouts of volatility. We are pleased with the ongoing construction of the Fund's diversified portfolio, and we believe the Fund is well positioned to find relative opportunities in an unpredictable market environment given our emphasis on senior secured, floating rate, directly originated assets in defensive, non-cyclical, service-based sectors. The Advisor will continue to seek to leverage Ares' position as a global leader in credit markets to identify attractive investment opportunities in line with the stated objective of the Fund.

We thank you for your investment in and continued support of CION Ares Diversified Credit Fund.

Sincerely,

Mitch Goldstein Portfolio Manager CION Ares Diversified Credit Fund	Greg Margolies Portfolio Manager CION Ares Diversified Credit Fund

Views expressed are those of CION Ares Management as of the date of this communication, are subject to change at any time, and may differ from the views of other portfolio managers or of Ares as a whole. Although these views are not intended to be a forecast of future events, a guarantee of future results, or investment advice, any forward-looking statements are not reliable indicators of future events and no guarantee is given that such activities will occur as expected or at all. Information contained herein has been obtained from sources believed to be reliable, but the accuracy and completeness of the information cannot be guaranteed. CION Ares Management does not undertake any obligation to publicly update or review any forward-looking information, whether as a result of new information, future developments or otherwise, except as required by law. All investments involve risk, including possible loss of principal. Past performance is not indicative of future results.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Letter to Shareholders (continued)

June 30, 2023

CION Securities, LLC ("CSL") is the wholesale marketing agent for the Fund, advised by CION Ares Management and distributed by ALPS Distributors, Inc ("ADI"). CSL, member FINRA, and CAM are not affiliated with ADI, member FINRA. Certain Ares fund securities may be offered through its affiliate, Ares Investor Services LLC, a broker-dealer registered with the SEC, and a member of FINRA and SIPC.

1 Past performance is not indicative of future results. Performance shown here is the I-Share Class. The I-Share was incepted on July 12, 2017. Returns include reinvestment of distributions and reflect fund expenses inclusive of recoupment of previously provided expense support. The expense ratio is 4.08% as of June 30, 2023 excluding interest expense. Expense ratios are annualized and calculated as a percentage of estimated average net assets. Share values will fluctuate, therefore if repurchased, they may be worth more or less than their original cost.

2 Secured Debt includes First and Second Lien assets, Structured Credit Debt, Structured Credit Equity. Excludes Cash.

3 Includes U.S. Direct Lending, European Direct Lending, Alternative Credit, Real Estate Debt and Opportunistic investments. Excludes cash.

4 The current distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the current daily cash distribution per share without compounding), divided by the relevant net asset value per share. A portion of distributions may be a direct result of expense support payments provided by CION Ares Management, which are subject to repayment by CADC within three years. The purpose of this arrangement is to ensure that CADC bears an appropriate level of expenses. Any such distributions may not be entirely based on investment performance and can only be sustained if positive investment performance is achieved in future periods and/or CAM continues to make such expense support payments. Future repayments will reduce cash otherwise potentially available for distributions. There can be no assurance that such performance will be achieved in order to sustain these distributions. CAM has no obligation to provide expense support payments in future periods.

5 Source: Federal Reserve Senior Loan Officer Opinion Survey. As of August 1, 2023.

6 Source: Bureau of Economic Analysis. As of June 30, 2023.

7 Proxy: S&P 500 Index. Please refer to Index Definitions for index definitions.

8 Proxy: ICE BofA US High Yield Index. Please refer to Index Definitions for index definitions.

9 Proxy: Credit Suisse Leveraged Loan Index. Please refer to Index Definitions for index definitions.

10 Proxy: Bloomberg Aggregate Bond Index. Please refer to Index Definitions for index definitions.

11 Source: JP Morgan. As of July 31, 2023.

12 Source: LCD Pitchbook.

13 Source; JP Morgan. As of July 31, 2023.

14 CADC's current yield does not represent a return to investors.

Index Definitions

The Bloomberg Aggregate Bond Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States — including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. To be included in the index, bonds must be rated investment grade (at least Baa3/BBB) by Moody's and S&P. Inception date: January 1, 1976.

The Standard & Poor's 500 Index, often abbreviated as the S&P 500, or just "the S&P", is an American stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ. The index components and their weightings are determined by S&P Dow Jones Indices.

The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the US dollar-denominated leveraged loan market. The index inception is January 1992. The index frequency is daily, weekly and monthly. New loans are added to the index on their effective date if they qualify according to the following criteria: 1) Loan facilities must be rated "5B" or lower. That is, the highest Moody's/S&P ratings are Baa1/BB+ or Ba1/BBB+. For unrated loans, the initial spread must be 125 basis points or higher above the benchmark reference reset rate. 2) Only fully-funded term loan facilities are included. 3) The tenor must be at least one year. 4) Issuers must be domiciled in developed countries; issuers from developing countries are excluded.

The ICE BofA US High Yield Index tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody's, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million. Index constituents are capitalization-weighted based on their current amount outstanding times the market price plus accrued interest. Accrued interest is calculated assuming next-day settlement. Cash flows from bond payments

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Letter to Shareholders (continued)

June 30, 2023

that are received during the month are retained in the index until the end of the month and then are removed as part of the rebalancing. Cash does not earn any reinvestment income while it is held in the index. The index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. No changes are made to constituent holdings other than on month end rebalancing dates. Inception date: August 31, 1986.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Fund Fact Sheet — As of June 30, 2023

CLASS A CADEX | CLASS C CADCX | CLASS I CADUX | CLASS L CADWX
CLASS U CADZX | CLASS U2 CADSX | CLASS W CADFX

FUND OVERVIEW

CION Ares Diversified Credit Fund (CADC) is a diversified, unlisted closed-end management investment company registered under the Investment Company Act of 1940, as amended, and structured as an interval fund. CADC will seek to capitalize on market inefficiencies and relative value opportunities by dynamically allocating a portfolio of directly originated loans, secured floating and fixed rate syndicated loans, corporate bonds, asset-backed securities, commercial real estate loans and other types of credit instruments which, under normal circumstances, will represent at least 80% of the CADC assets.

Fixed vs. Floating Rate

Excludes cash, other net assets and equity instruments.

KEY FACTS

TOTAL MANAGED ASSETS*	~$3.9B
TOTAL ISSUES	657
DISTRIBUTIONS[1]	Monthly

SHARE CLASS	INCEPTION	CURRENT DISTRIBUTION RATE[2]	STANDARD DEVIATION[3]	SHARPE RATIO[4] (ANNUALIZED)
CLASS A	1/26/2017	7.99%	3.84%	0.91
CLASS C	7/12/2017	7.25%	3.85%	0.86
CLASS I	7/12/2017	8.26%	3.85%	0.97
CLASS L	11/2/2017	7.78%	3.93%	0.85
CLASS U	7/25/2019	7.50%	4.52%	0.63
CLASS U-2	4/13/2020	7.51%	2.98%	2.61
CLASS W	12/4/2018	7.79%	4.28%	0.85

Portfolio Allocation*

  Allocation by Asset Type

  Allocation by Geography

Top 10 Holdings* % of Portfolio

Kaseya	1.2%
Mimecast	1.2%
Nielsen	1.2%
DigiCert	1.0%
High Street Insurance Partners	1.0%
TurnPoint Services	1.0%
European Camping Group	1.0%
Platinum Credit	0.9%
Conservice Midco, LLC	0.9%
eCapital Finance Corp.	0.9%

Allocation by Industry* % of Portfolio

Software & Services	21.1%
Commercial & Professional Services	10.9%
Financial Services	8.8%
Structured Products	8.1%
Health Care Equipment & Services	8.0%
Capital Goods	6.8%
Consumer Services	5.9%
Insurance	5.8%
Other	23.5%
Cash	1.1%

* Holdings and allocations, unless otherwise indicated, are based on the total managed assets and subject to change without notice. Total managed assets is defined as the total assets (including any assets attributable to financial leverage) minus accrued liabilities (other than debt representing financial leverage). Data shown is for informational purposes only and not a recommendation to buy or sell any security.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Fund Fact Sheet — As of June 30, 2023 (continued)

CLASS A CADEX | CLASS C CADCX | CLASS I CADUX | CLASS L CADWX
CLASS U CADZX | CLASS U2 CADSX | CLASS W CADFX

MANAGEMENT TEAM

• Mitch Goldstein, Co-Head of Ares Credit Group | 28 Years of Experience

• Greg Margolies, Partner, Ares Management | 35 Years of Experience

• CADC's allocation committee consists of an additional 13 members, averaging nearly 25 years of experience.

ABOUT CION INVESTMENTS

CION Investments is a leading manager of investment solutions designed to redefine the way individual investors can build their portfolios and help meet their long-term investment goals. With more than 30 years of experience in the alternative asset management industry, CION strives to level the playing field. CION currently manages CION Investment Corporation, a leading BDC, and sponsors, through CION Ares Management, CION Ares Diversified Credit Fund, a globally diversified interval fund.

ABOUT ARES MANAGEMENT

Ares Management Corporation (NYSE: ARES) is a leading global alternative investment manager offering clients complementary primary and secondary investment solutions across the credit, private equity, real estate and infrastructure asset classes. Ares Management Corporation seeks to provide flexible capital to support businesses and create value for its stakeholders and within its communities. By collaborating across its investment groups, Ares Management Corporation aims to generate consistent and attractive investment returns throughout market cycles. As of June 30, 2023, Ares Management Corporation's global platform had approximately $378 billion of assets under management, with over 2,300 employees operating across North America, Europe, Asia Pacific and the Middle East. For more information, please visit www.aresmgmt.com.

RISK DISCLOSURES & GLOSSARY

Risks and limitations include, but are not limited to, the following: investment instruments may be susceptible to economic downturns; most of the underlying credit instruments are rated below investment grade and considered speculative; there is no guarantee all shares can be repurchased; CADC business and operations may be impacted by fluctuations in the capital markets; CADC is a diversified, closed-end investment company with limited operating history; diversification does not eliminate the risk of investment losses.

1 Monthly Distributions — There is no assurance monthly distributions paid by the fund will be maintained at the targeted level or paid at all.

2 Current Distribution Rate — Current distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the current cash distribution per share without compounding), divided by the net asset value. The current distribution rate shown may be rounded.

3 Standard Deviation — a widely used measure of an investment's performance volatility. Standard deviation shows how much variation from the mean exists with a larger number indicating the data points are more spread out over a larger range of values. Figures shown here are based on non-loaded daily NAV total returns utilizing data since inception.

4 Sharpe Ratio — a risk-adjusted measure that measures reward per unit of risk. The higher the Sharpe Ratio, the better. The numerator is the difference between a portfolio's return and the return of a risk-free instrument. The denominator is the portfolio's standard deviation. Figures shown here are based on non-loaded daily NAV total returns utilizing data since inception.

A portion of distributions may be a direct result of expense support payments provided by CION Ares Management, LLC (CAM), which are subject to repayment by CADC within three years. The purpose of this arrangement is to ensure that CADC bears an appropriate level of expenses. Any such distributions may not be entirely based on investment performance and can only be sustained if positive investment performance is achieved in future periods and/or CAM continues to make such expense support payments. Future repayments will reduce cash otherwise potentially available for distributions. There can be no assurance that such performance will be achieved in order to sustain these distributions. CAM has no obligation to provide expense support payments in future periods.

CADC may fund distributions from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital, as well as net income from operations, capital and non-capital gains from the sale of assets, dividends or distributions from equity investments and expense support payments from CAM, which are subject to repayment. For the year ended December 31, 2022, distributions were paid from taxable income and did not include a return of capital for tax purposes. If expense support payments from CAM were not provided, some or all of the distributions may have been a return of capital which would reduce the available capital for investment. The sources of distributions may vary periodically. Please refer to the semi-annual or annual reports filed with the U.S. Securities and Exchange Commission for the sources of distributions.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Automobiles and Components
Automotive Keys Group, LLC		1st Lien Term Loan	11.49% (3M SOFR + 6.25%)	11/6/2025			$658	$645	(e)(f)
Automotive Keys Group, LLC		1st Lien Term Loan	11.64% (3M SOFR + 6.25%)	11/6/2025			1,045	1,024	(e)(f)
Automotive Keys Group, LLC		1st Lien Term Loan	11.64% (3M SOFR + 6.25%)	11/6/2025			244	239	(e)
Clarios Global LP		1st Lien Term Loan	8.85% (1M SOFR + 3.75%)	5/6/2030			5,625	5,606
Continental Acquisition Holdings, Inc.		1st Lien Revolving Loan	8.65% (3M SOFR + 3.75%)	1/20/2026			1	1	(e)(h)
Continental Acquisition Holdings, Inc.		1st Lien Term Loan	11.89% (3M SOFR + 6.50%)	1/20/2027			5,929	5,276	(e)(f)
Continental Acquisition Holdings, Inc.		1st Lien Delayed Draw Term Loan	11.89% (3M SOFR + 6.50%)	1/20/2027			1,439	1,281	(e)(f)
Highline Aftermarket Acquisition, LLC		1st Lien Revolving Loan		11/10/2025			1	—	(e)(h)
Highline Aftermarket Acquisition, LLC		1st Lien Term Loan	9.70% (1M SOFR + 4.50%)	11/9/2027			2,615	2,517	(f)
Highline Aftermarket Acquisition, LLC		2nd Lien Term Loan	13.39% (3M SOFR + 8.00%)	11/9/2028			5,942	5,645	(e)(f)
Highline Aftermarket Acquisition, LLC		2nd Lien Delayed Draw Term Loan	13.39% (3M SOFR + 8.00%)	11/9/2028			4,209	3,999	(e)
Sun Acquirer Corp.		1st Lien Revolving Loan	13.00% (PRIME + 4.75%)	9/8/2027			1,059	32	(e)(h)
Sun Acquirer Corp.		1st Lien Term Loan	10.97% (1M SOFR + 5.75%)	9/8/2028			6,516	6,320	(e)
Sun Acquirer Corp.		1st Lien Term Loan	10.97% (1M SOFR + 5.75%)	9/8/2028			1,740	1,687	(e)(f)
Sun Acquirer Corp.		1st Lien Delayed Draw Term Loan		9/8/2028			1,370	(41	)(e)(h)
Sun Acquirer Corp.		1st Lien Delayed Draw Term Loan	10.97% (1M SOFR + 5.75%)	9/8/2028			4,812	4,460	(e)(h)
Wand Newco 3, Inc.		1st Lien Term Loan	7.94% (1M LIBOR + 2.75%)	2/5/2026			13,034	12,909

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Wand Newco 3, Inc.		2nd Lien Term Loan	12.44% (1M LIBOR + 7.25%)	2/5/2027			$3,039	$3,039	(e)(f)
								54,639		2.04%
Capital Goods
AIM Acquisition, LLC		1st Lien Revolving Loan	10.36% (3M SOFR + 5.00%)	12/2/2025			457	126	(e)(h)
AIM Acquisition, LLC		1st Lien Term Loan	10.34% (6M SOFR + 5.00%)	12/2/2025			212	212	(e)(f)
AllClear Military Inc.		1st Lien Term Loan		8/10/2025			2,004	1,002	(e)(j)
Alliance Laundry Systems LLC		1st Lien Term Loan	8.46% (3M SOFR + 3.50%)	10/8/2027			7,849	7,819
Artera Services, LLC		1st Lien Term Loan	8.74% (3M SOFR + 3.50%)	3/6/2025			867	756
BlueHalo Global Holdings, LLC		1st Lien Revolving Loan	11.76% (3M SOFR + 6.50%)	10/31/2025			759	221	(e)(h)
BlueHalo Global Holdings, LLC		1st Lien Term Loan	11.89% (3M SOFR + 6.50%)	10/31/2025			4,069	4,069	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	11.15% (6M EURIBOR + 7.42%)	11/24/2028			€878	958	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	11.25% (6M LIBOR + 5.75%)	11/24/2028			1,691	1,691	(e)(f)
Brookfield WEC Holdings Inc.		1st Lien Term Loan	7.94% (1M LIBOR + 2.75%)	8/1/2025			13,175	13,139	(i)
Brown Group Holding, LLC		1st Lien Term Loan	7.60% (1M SOFR + 2.50%)	6/7/2028			4,986	4,905
Brown Group Holding, LLC		1st Lien Term Loan	8.80% (3M SOFR + 3.75%)	7/2/2029			499	497
Burgess Point Purchaser Corporation		1st Lien Term Loan	10.45% (1M SOFR + 5.25%)	7/25/2029			4,167	3,944
Chart Industries, Inc.		1st Lien Term Loan	8.84% (1M SOFR + 3.75%)	3/15/2030			6,963	6,943
CP Atlas Buyer Inc		1st Lien Term Loan	8.85% (1M SOFR + 3.75%)	11/23/2027			4,477	4,204

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
CPIG Holdco Inc.		1st Lien Revolving Loan	9.90% (1M SOFR + 4.75%)	4/28/2028				$1	$—	(e)(h)
CPIG Holdco Inc.		1st Lien Term Loan	12.15% (6M SOFR + 7.00%)	4/28/2028				3,873	3,757	(e)
Dynamic NC Aerospace Holdings, LLC		1st Lien Revolving Loan	12.40% (3M SOFR + 7.00%)	12/30/2025				1,296	56	(e)(h)
Dynamic NC Aerospace Holdings, LLC		1st Lien Term Loan	12.04% (3M SOFR + 7.00%)	12/30/2026				2,811	2,811	(e)(f)
Dynasty Acquisition Co., Inc.		1st Lien Term Loan	8.60% (1M SOFR + 3.50%)	4/6/2026				4,206	4,165
Electro Rent Corporation		2 Loannd Lien Term	14.41% (3M LIBOR + 9.00%)	1/31/2025				3,690	3,579	(e)(f)
Electro Rent Corporation		2 Loannd Lien Term	14.56% (6M LIBOR + 9.00%)	1/31/2025				5,535	5,369	(e)(f)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Term Loan	10.40% (3M STIBOR + 6.50%)	6/30/2026			SEK	45,107	4,182	(e)(f)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Term Loan	10.40% (3M STIBOR + 6.50%)	6/30/2026			SEK	4,000	371	(e)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Term Loan	13.90% (3M STIBOR + 10.00%)	6/29/2026			SEK	13,875	1,287	(e)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Delayed Draw Term Loan	10.17% (3M STIBOR + 6.50%)	6/30/2026			SEK	4,000	371	(e)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Delayed Draw Term Loan	13.90% (3M STIBOR + 6.50%)	6/30/2026			SEK	9,070	841	(e)(f)
EPS NASS Parent, Inc.		1st Lien Revolving Loan	11.14% (3M SOFR + 5.75%)	4/17/2026				158	129	(e)(h)
EPS NASS Parent, Inc.		1st Lien Term Loan	11.14% (3M SOFR + 5.75%)	4/19/2028				5,744	5,515	(e)(f)
EPS NASS Parent, Inc.		1st Lien Delayed Draw Term Loan	11.14% (3M SOFR + 5.75%)	4/19/2028				323	310	(e)
Helix Acquisition Holdings, Inc.		1st Lien Term Loan	12.34% (3M SOFR + 7.00%)	3/29/2030				500	485	(e)
Kene Acquisition, Inc.		1st Lien Revolving Loan		8/8/2024				676	—	(e)(h)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Kene Acquisition, Inc.		1st Lien Term Loan	9.64% (3M SOFR + 4.25%)	8/10/2026			$2,804	$2,804	(e)(f)
Kene Acquisition, Inc.		1st Lien Delayed Draw Term Loan	9.49% (3M SOFR + 4.25%)	8/10/2026			469	469	(e)(f)
Kodiak BP, LLC		1st Lien Term Loan	8.49% (3M SOFR + 3.25%)	3/12/2028			6,596	6,423
LBM Acquisition LLC		1st Lien Term Loan	8.90% (3M LIBOR + 3.75%)	12/17/2027			8,306	7,961
Lower ACS, Inc.		1st Lien Revolving Loan	10.70% (1M SOFR + 5.50%)	1/7/2028			2,356	589	(e)(h)
Lower ACS, Inc.		1st Lien Term Loan	10.70% (1M SOFR + 5.50%)	1/7/2028			9,661	9,661	(e)(f)
Lower ACS, Inc.		1st Lien Delayed Draw Term Loan	10.70% (1M SOFR + 5.50%)	1/7/2028			8,171	285	(e)(h)
Madison IAQ LLC		1st Lien Term Loan	8.30% (6M LIBOR + 3.25%)	6/21/2028			4,907	4,800
Maverick Acquisition, Inc.		1st Lien Term Loan	11.44% (1M LIBOR + 6.25%)	6/1/2027			5,267	4,477	(e)(f)
Maverick Acquisition, Inc.		1st Lien Delayed Draw Term Loan	11.44% (1M LIBOR + 6.25%)	6/1/2027			1,201	1,020	(e)
Noble Aerospace, LLC		1st Lien Revolving Loan		9/14/2023			1,400	—	(e)(h)
Noble Aerospace, LLC		1st Lien Term Loan	9.72% (1M SOFR + 4.50%)	9/14/2023			1,342	1,342	(e)(f)
Osmose Utilities Services, Inc.		2nd Lien Term Loan	11.97% (1M SOFR + 6.75%)	6/25/2029			8,237	7,908	(e)
Osmosis Buyer Limited		1st Lien Term Loan	8.90% (1M SOFR + 3.75%)	7/31/2028			12,400	12,158
Prime Buyer, L.L.C.		1st Lien Revolving Loan	10.45% (1M SOFR + 5.25%)	12/22/2026			3,985	(33	)(e)(h)
Prime Buyer, L.L.C.		1st Lien Term Loan	10.45% (1M SOFR + 5.25%)	12/22/2026			13,649	12,967	(e)(f)
Radius Aerospace Europe Limited	United Kingdom	1st Lien Revolving Loan	10.68% (SONIA + 5.75%)	3/29/2025			£186	75	(e)(h)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Radius Aerospace Europe Limited	United Kingdom	1st Lien Term Loan	11.14% (3M SOFR + 5.75%)	3/29/2025			$1,570	$1,538	(e)(f)
Radius Aerospace, Inc.		1st Lien Revolving Loan	11.00% (1M SOFR + 5.75%)	3/29/2025			429	34	(e)(h)
Radius Aerospace, Inc.		1st Lien Term Loan	10.99% (3M SOFR + 5.75%)	3/29/2025			2,259	2,213	(e)(f)
Sigma Electric Manufacturing Corporation		1st Lien Revolving Loan		10/31/2024			1	—	(e)(h)
Sigma Electric Manufacturing Corporation		1st Lien Term Loan	10.99% (3M SOFR + 5.75%)	10/31/2024			390	390	(e)(f)
SRS Distribution Inc.		1st Lien Term Loan	8.60% (1M SOFR + 3.50%)	6/2/2028			3,328	3,243
SRS Distribution Inc.		1st Lien Term Loan	8.69% (1M LIBOR + 3.50%)	6/2/2028			4,036	3,914
Sunk Rock Foundry Partners LP		1st Lien Term Loan	10.99% (3M SOFR + 5.75%)	10/31/2024			194	194	(e)(f)
TransDigm Group Incorporated		1st Lien Term Loan	8.49% (3M SOFR + 3.25%)	8/24/2028			9,745	9,735
Traverse Midstream Partners LLC		1st Lien Term Loan	8.84% (1M SOFR + 3.75%)	2/16/2028			3,277	3,244
Turbo Acquisitions 10 Bidco Limited	United Kingdom	1st Lien Term Loan	12.43% (SONIA + 7.50%)	2/26/2027			£2,357	2,994	(e)(f)
Turbo Acquisitions 10 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan		2/26/2027			£337	—	(e)(h)(i)
Turbo Acquisitions 10 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	12.43% (SONIA + 7.50%)	2/26/2027			£2,649	3,364	(e)(f)
Turbo Acquisitions 10 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	12.43% (SONIA + 7.50%)	2/26/2027			£2,692	2,759	(e)(h)
Two Six Labs, LLC		1st Lien Revolving Loan		8/20/2027			2,561	—	(e)(h)
Two Six Labs, LLC		1st Lien Term Loan	10.74% (3M SOFR + 5.50%)	8/20/2027			7,336	7,336	(e)(f)
Two Six Labs, LLC		1st Lien Delayed Draw Term Loan	10.74% (3M SOFR + 5.50%)	8/20/2027			2,839	1,410	(e)(h)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
VC GB Holdings I Corp		2nd Lien Term Loan	12.23% (3M LIBOR + 6.75%)	7/23/2029			$2,450	$2,107
Victory Buyer LLC		1st Lien Term Loan	9.00% (3M SOFR + 3.75%)	11/19/2028			6,322	5,702
Wilsonart LLC		1st Lien Term Loan	8.71% (6M LIBOR + 3.50%)	12/31/2026			9,303	9,153
WP CPP Holdings, LLC		1st Lien Term Loan	9.03% (3M LIBOR + 3.75%)	4/30/2025			6,080	5,494	(f)
WP CPP Holdings, LLC		2nd Lien Term Loan	13.03% (3M LIBOR + 7.75%)	4/30/2026			1,058	814	(f)
WP CPP Holdings, LLC		2nd Lien Term Loan	13.03% (3M LIBOR + 7.75%)	4/30/2026			1,004	766
								223,024		8.33%
Commercial and Professional Services
Aero Operating LLC		1st Lien Term Loan	14.04% (3M SOFR + 9.00%)	2/9/2026			2,913	2,534	(e)(f)
Aero Operating LLC		1st Lien Delayed Draw Term Loan	14.25% (3M SOFR + 9.00%)	2/9/2026			810	705	(e)(f)
Applied Technical Services, LLC		1st Lien Revolving Loan	13.00% (PRIME + 4.75%)	12/29/2026			909	764	(e)(h)
Applied Technical Services, LLC		1st Lien Term Loan	11.14% (3M SOFR + 5.75%)	12/29/2026			4,236	4,194	(e)(f)
Applied Technical Services, LLC		1st Lien Delayed Draw Term Loan	11.14% (3M SOFR + 5.75%)	12/29/2026			2,456	2,432	(e)
Applied Technical Services, LLC		1st Lien Delayed Draw Term Loan	11.14% (3M SOFR + 5.75%)	12/29/2026			1,424	1,410	(e)(f)
Applied Technical Services, LLC		1st Lien Delayed Draw Term Loan	11.14% (3M SOFR + 5.75%)	12/29/2026			2,511	2,301	(e)(h)
Argenbright Holdings V, LLC		1st Lien Term Loan	12.45% (3M SOFR + 7.25%)	11/30/2026			2,806	2,805	(e)(f)
Argenbright Holdings V, LLC		1st Lien Delayed Draw Term Loan		11/30/2026			178	—	(e)(h)
Armorica Lux S.a.r.l.	Luxembourg	1st Lien Term Loan	8.17% (3M EURIBOR + 4.93%)	7/28/2028			€4,000	3,681

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Auxadi Midco S.L.U.	Spain	1st Lien Term Loan	7.97% (3M EURIBOR + 4.75%)	7/17/2028			€837	$913	(e)
Auxadi Midco S.L.U.	Spain	1st Lien Delayed Draw Term Loan		7/17/2028			€909	—	(e)(h)
Capstone Acquisition Holdings, Inc.		1st Lien Revolving Loan		11/12/2025			1,150	—	(e)(h)
Capstone Acquisition Holdings, Inc.		1st Lien Term Loan	9.95% (1M SOFR + 4.75%)	11/12/2027			10,787	10,787	(e)(f)
Capstone Acquisition Holdings, Inc.		1st Lien Delayed Draw Term Loan	9.85% (1M SOFR + 4.75%)	11/12/2027			633	633	(e)
Capstone Acquisition Holdings, Inc.		2nd Lien Term Loan	13.95% (1M SOFR + 8.75%)	11/13/2028			3,008	3,008	(e)(f)
Compex Legal Services, Inc.		1st Lien Revolving Loan	10.79% (3M SOFR + 5.45%)	2/7/2025			900	630	(e)(h)
Compex Legal Services, Inc.		1st Lien Term Loan	10.79% (3M SOFR + 5.45%)	2/7/2026			1,277	1,277	(e)(f)
Dispatch Acquisition Holdings, LLC		1st Lien Term Loan	9.64% (3M SOFR + 4.25%)	3/27/2028			14,869	13,196	(f)
Dun & Bradstreet Corporation		1st Lien Term Loan	8.33% (1M SOFR + 3.25%)	2/6/2026			12,485	12,488	(i)
Dun & Bradstreet Corporation		1st Lien Term Loan	8.33% (1M SOFR + 3.25%)	1/18/2029			1,854	1,847
Elevation Services Parent Holdings, LLC		1st Lien Revolving Loan	11.64% (3M SOFR + 6.25%)	12/18/2026			631	315	(e)(h)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	11.39% (3M LIBOR + 6.25%)	12/18/2026			628	603	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	11.61% (3M SOFR + 6.25%)	12/18/2026			1,316	1,264	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delayed Draw Term Loan	11.35% (3M LIBOR + 6.25%)	12/18/2026			1,760	1,689	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delayed Draw Term Loan	11.52% (1M SOFR + 6.25%)	12/18/2026			986	(18	)(e)(h)
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Revolving Loan	10.93% (6M EURIBOR + 7.00%)	3/13/2030			€643	701	(e)(g)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Term Loan	10.93% (6M EURIBOR + 7.00%)	3/13/2030				€3,316	$3,618	(e)(g)
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	10.93% (6M EURIBOR + 7.00%)	3/13/2030				€1,184	239	(e)(g)(h)
Flywheel Acquireco, Inc.		1st Lien Revolving Loan	11.60% (3M SOFR + 6.50%)	5/12/2028				1,664	1,076	(e)(h)
Flywheel Acquireco, Inc.		1st Lien Term Loan	11.60% (6M SOFR + 6.50%)	5/13/2030				13,817	13,541	(e)
HH-Stella, Inc.		1st Lien Revolving Loan	10.71% (1M SOFR + 5.50%)	4/22/2027				444	270	(e)(h)
HH-Stella, Inc.		1st Lien Term Loan	10.69% (3M LIBOR + 5.50%)	4/24/2028				6,061	5,940	(e)(f)
HH-Stella, Inc.		1st Lien Delayed Draw Term Loan	10.89% (3M SOFR + 5.50%)	4/24/2028				1,084	1,062	(e)
Integrated Power Services Holdings, Inc.		2nd Lien Term Loan	12.60% (1M SOFR + 7.50%)	11/22/2029				4,983	4,784	(e)
Ishtar Bidco Norway AS	United Kingdom	1st Lien Delayed Draw Term Loan	14.93% (SONIA + 10.75%)	11/26/2025				£1,009	1,192	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	11.27% (3M LIBOR + 6.00%)	11/7/2026				7,744	6,737	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Delayed Draw Term Loan	11.27% (3M LIBOR + 6.00%)	11/7/2026				4,874	4,241	(e)(f)
Laboratories Bidco LLC		1st Lien Revolving Loan	13.00% (PRIME + 4.75%)	7/23/2027				1,562	1,292	(e)(h)
Laboratories Bidco LLC		1st Lien Term Loan	10.99% (3M SOFR + 5.75%)	7/23/2027				1,869	1,700	(e)(f)
Laboratories Bidco LLC		1st Lien Term Loan	11.02% (3M SOFR + 5.75%)	7/23/2027				574	522	(e)(f)
Laboratories Bidco LLC		1st Lien Term Loan	11.13% (3M CDOR + 5.75%)	7/23/2027			CAD	1,753	1,204	(e)(f)
Laboratories Bidco LLC		1st Lien Term Loan	11.14% (3M LIBOR + 5.75%)	7/23/2027				3,946	3,590	(e)
Laboratories Bidco LLC		1st Lien Term Loan	11.14% (3M SOFR + 5.75%)	7/23/2027				3,311	3,013	(e)(f)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Laboratories Bidco LLC		1st Lien Delayed Draw Term Loan	10.99% (3M LIBOR + 5.75%)	7/23/2027			$2,198	$90	(e)(h)
Lavatio Midco Sarl	Luxembourg	1st Lien Delayed Draw Term Loan	11.18% (6M EURIBOR + 7.25%)	11/30/2026			€746	814	(e)(f)
Lavatio Midco Sarl	Luxembourg	1st Lien Delayed Draw Term Loan	11.18% (6M EURIBOR + 7.25%)	11/30/2026			€938	621	(e)(h)
Lightbeam Bidco, Inc.		1st Lien Revolving Loan		5/4/2029			1	—	(e)(h)
Lightbeam Bidco, Inc.		1st Lien Term Loan	11.49% (3M SOFR + 6.25%)	5/6/2030			1,134	1,112	(e)
Lightbeam Bidco, Inc.		1st Lien Delayed Draw Term Loan		5/6/2030			172	(3	)(e)(h)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan		7/31/2026			£325	—	(e)(h)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.18% (SONIA + 6.75%)	7/31/2026			£1,706	2,166	(e)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.18% (SONIA + 6.75%)	7/31/2026			£325	331	(e)(h)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.05% (6M SOFR + 6.75%)	7/31/2026			610	610	(e)
Marmic Purchaser, LLC		1st Lien Revolving Loan	11.39% (3M SOFR + 6.00%)	3/5/2027			287	212	(e)(h)
Marmic Purchaser, LLC		1st Lien Term Loan	11.39% (3M SOFR + 6.00%)	3/5/2027			2,016	1,996	(e)(f)
Marmic Purchaser, LLC		1st Lien Delayed Draw Term Loan	11.39% (3M SOFR + 6.00%)	3/5/2027			1,180	1,169	(e)
Marmic Purchaser, LLC		1st Lien Delayed Draw Term Loan	11.56% (6M SOFR + 6.00%)	3/5/2027			2,540	554	(e)(h)
MPLC Debtco Limited	Jersey	1st Lien Term Loan	11.18% (SONIA + 6.75%)	1/7/2027			£208	264	(e)(f)
MPLC Debtco Limited	Jersey	1st Lien Delayed Draw Term Loan	11.18% (SONIA + 6.75%)	1/7/2027			£1,052	1,336	(e)(f)
MPLC Debtco Limited	Jersey	1st Lien Delayed Draw Term Loan	11.82% (6M SOFR + 6.75%)	1/7/2027			2,100	2,100	(e)(f)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
National Intergovernmental Purchasing Alliance Company		1st Lien Term Loan	8.74% (3M SOFR + 3.50%)	5/23/2025			$2,303	$2,289	(f)
National Intergovernmental Purchasing Alliance Company		2nd Lien Term Loan	12.74% (3M SOFR + 7.50%)	5/23/2026			19,151	19,151	(e)(f)
Neptune BidCo US Inc.		1st Lien Revolving Loan		10/11/2027			2,988	(448	)(e)(h)
Neptune BidCo US Inc.		1st Lien Term Loan	10.00% (3M SOFR + 5.00%)	4/11/2029			15,398	13,520
Neptune BidCo US Inc.		1st Lien Term Loan	8.06% (3M EURIBOR + 5.00%)	4/11/2029			€2,344	2,347
Neptune BidCo US Inc.		1st Lien Term Loan	9.75% (3M SOFR + 4.75%)	10/11/2028			13,311	11,447	(e)
Neptune BidCo US Inc.		2nd Lien Term Loan	14.75% (3M SOFR + 9.75%)	10/11/2029			9,882	8,993	(e)
North American Fire Holdings, LLC		1st Lien Revolving Loan	10.63% (3M SOFR + 5.50%)	5/19/2027			411	78	(e)(h)
North American Fire Holdings, LLC		1st Lien Term Loan	11.14% (3M SOFR + 5.75%)	5/19/2027			2,292	2,269	(e)(f)
North American Fire Holdings, LLC		1st Lien Delayed Draw Term Loan	11.14% (3M SOFR + 5.75%)	5/19/2027			3,452	2,832	(e)(h)
North American Fire Holdings, LLC		1st Lien Delayed Draw Term Loan	11.14% (3M SOFR + 5.75%)	5/19/2027			2,167	2,146	(e)(f)
North Haven Fairway Buyer, LLC		1st Lien Revolving Loan		5/17/2028			13	—	(e)(h)
North Haven Fairway Buyer, LLC		1st Lien Term Loan	11.73% (3M SOFR + 6.50%)	5/17/2028			45	45	(e)
North Haven Fairway Buyer, LLC		1st Lien Delayed Draw Term Loan	11.74% (3M SOFR + 6.50%)	5/17/2028			126	126	(e)
North Haven Fairway Buyer, LLC		1st Lien Delayed Draw Term Loan	11.75% (3M SOFR + 6.50%)	5/17/2028			73	6	(e)(h)
North Haven Stack Buyer, LLC		1st Lien Revolving Loan	10.70% (3M SOFR + 5.50%)	7/16/2027			259	83	(e)(h)
North Haven Stack Buyer, LLC		1st Lien Term Loan	10.70% (3M SOFR + 5.50%)	7/16/2027			1,313	1,274	(e)(f)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
North Haven Stack Buyer, LLC		1st Lien Delayed Draw Term Loan	10.70% (1M SOFR + 5.50%)	7/16/2027			$147	$142	(e)
North Haven Stack Buyer, LLC		1st Lien Delayed Draw Term Loan	10.70% (3M SOFR + 5.50%)	7/16/2027			588	571	(e)
North Haven Stack Buyer, LLC		1st Lien Delayed Draw Term Loan	10.85% (1M SOFR + 5.50%)	7/16/2027			275	2	(e)(h)
Orbit Private Holdings I Ltd	United Kingdom	1st Lien Term Loan	10.68% (SONIA + 5.75%)	12/11/2028			£4,915	5,945	(e)
Petroleum Service Group LLC		1st Lien Revolving Loan	11.54% (3M LIBOR + 6.00%)	7/23/2025			2,106	35	(e)(h)
Petroleum Service Group LLC		1st Lien Term Loan	11.27% (3M LIBOR + 6.00%)	7/23/2025			5,245	5,245	(e)(f)
Petroleum Service Group LLC		1st Lien Term Loan	11.50% (3M LIBOR + 6.00%)	7/23/2025			3,529	3,529	(e)(f)
Petroleum Service Group LLC		1st Lien Delayed Draw Term Loan	11.24% (3M SOFR + 6.00%)	7/23/2025			105	105	(e)(f)
Petroleum Service Group LLC		1st Lien Delayed Draw Term Loan	11.34% (3M LIBOR + 6.00%)	7/23/2025			1,587	962	(e)(h)
Petroleum Service Group LLC		1st Lien Delayed Draw Term Loan	11.56% (3M LIBOR + 6.00%)	7/23/2025			1,588	1,588	(e)(f)
Registrar Intermediate, LLC		1st Lien Revolving Loan		8/26/2027			764	(8	)(e)(h)
Registrar Intermediate, LLC		1st Lien Term Loan	10.55% (6M SOFR + 5.00%)	8/26/2027			4,125	4,084	(e)(f)
Registrar Intermediate, LLC		1st Lien Delayed Draw Term Loan		8/26/2027			2,327	(23	)(e)(h)
Research Now Group, Inc.		2nd Lien Term Loan	14.80% (3M LIBOR + 9.50%)	12/20/2025			893	643	(e)(f)
Research Now Group, LLC		1st Lien Term Loan	10.80% (3M LIBOR + 5.50%)	12/20/2024			3,492	2,463	(f)
Rodeo AcquisitionCo LLC		1st Lien Revolving Loan	11.48% (3M LIBOR + 6.00%)	7/26/2027			311	194	(e)(h)
Rodeo AcquisitionCo LLC		1st Lien Term Loan	11.48% (3M LIBOR + 6.00%)	7/26/2027			2,086	1,982	(e)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Rodeo AcquisitionCo LLC		1st Lien Delayed Draw Term Loan		7/26/2027			$460	$(23	)(e)(h)
RSK Group Limited	United Kingdom	1st Lien Term Loan	9.30% (SONIA + 4.88%)	8/7/2028			£3,319	4,215	(e)(f)
RSK Group Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.60% (3M EURIBOR + 7.00%)	8/7/2028			€1,007	1,099	(e)(f)
RSK Group Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.05% (SONIA + 4.88%)	8/7/2028			£13,076	16,606	(e)
RSK Group Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.30% (SONIA + 4.88%)	8/7/2028			£4,670	814	(e)(h)
RSK Group Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.80% (SONIA + 4.88%)	8/7/2028			£8,048	10,221	(e)(f)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Revolving Loan	10.95% (1M SOFR + 5.75%)	12/16/2027			720	288	(e)(h)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Term Loan	10.95% (1M SOFR + 5.75%)	12/16/2027			2,551	2,551	(e)(f)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Delayed Draw Term Loan	10.95% (1M SOFR + 5.75%)	12/16/2027			1,536	796	(e)(h)
Shermco Intermediate Holdings, Inc.		1st Lien Revolving Loan	11.60% (1M SOFR + 6.50%)	6/5/2024			11	11	(e)
Shermco Intermediate Holdings, Inc.		1st Lien Revolving Loan	9.60% (1M SOFR + 4.50%)	6/5/2024			1,000	150	(e)(h)
Shermco Intermediate Holdings, Inc.		1st Lien Term Loan	11.60% (1M SOFR + 6.50%)	6/5/2024			30,438	30,438	(e)(f)
SSE Buyer, Inc.		1st Lien Revolving Loan	7.21% (1M SOFR + 2.00%)	6/30/2025			1	1	(e)(h)
SSE Buyer, Inc.		2nd Lien Term Loan		6/30/2026			679	238	(e)(f)(j)
Stealth Holding LLC		1st Lien Term Loan	11.79% (3M SOFR + 6.75%)	3/2/2026			2,436	2,436	(e)(f)
Stealth Holding LLC		1st Lien Delayed Draw Term Loan		3/2/2026			1,437	—	(e)(h)
Stealth Holding LLC		1st Lien Delayed Draw Term Loan	12.16% (3M SOFR + 6.75%)	3/2/2026			1,768	1,768	(e)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Stealth Holding LLC		1st Lien Delayed Draw Term Loan	14.00% (PRIME + 5.75%)	3/2/2026			$976	$976	(e)
Steer Automotive Group Ltd	United Kingdom	1st Lien Revolving Loan		10/19/2028			£597	—	(e)(h)
Steer Automotive Group Ltd	United Kingdom	1st Lien Term Loan	11.18% (SONIA + 6.25%)	4/19/2029			£2,449	3,110	(e)(f)
Steer Automotive Group Ltd	United Kingdom	1st Lien Delayed Draw Term Loan	11.18% (SONIA + 6.75%)	4/19/2029			£1,558	1,979	(e)
Steer Automotive Group Ltd	United Kingdom	1st Lien Delayed Draw Term Loan	11.68% (SONIA + 6.75%)	4/19/2029			£1,633	2,073	(e)
Survitec Group Holdco Limited	United Kingdom	1st Lien Term Loan		4/6/2027			£495	—	(e)(h)(i)
Survitec Group Holdco Limited	United Kingdom	1st Lien Term Loan	12.18% (SONIA + 8.25%)	4/6/2027			£9,228	11,368	(e)(f)
Systems Planning and Analysis, Inc.		1st Lien Revolving Loan	11.10% (3M SOFR + 5.75%)	8/16/2027			1,004	420	(e)(h)
Systems Planning and Analysis, Inc.		1st Lien Term Loan	11.24% (6M SOFR + 5.75%)	8/16/2027			4,467	4,422	(e)(f)
The NPD Group, L.P.		1st Lien Revolving Loan	10.92% (1M SOFR + 5.75%)	12/1/2027			1,305	91	(e)(h)
The NPD Group, L.P.		1st Lien Term Loan	11.39% (1M SOFR + 6.25%)	12/1/2028			24,758	24,510	(e)(f)(g)
Thermostat Purchaser III, Inc.		1st Lien Revolving Loan		8/31/2026			100	(3	)(e)(h)
Thermostat Purchaser III, Inc.		2nd Lien Term Loan	12.66% (3M SOFR + 7.25%)	8/31/2029			3,575	3,432	(e)
Thermostat Purchaser III, Inc.		2nd Lien Delayed Draw Term Loan		8/31/2029			612	(24	)(e)(h)
Trans Union LLC		1st Lien Term Loan	7.35% (1M SOFR + 2.25%)	12/1/2028			7,331	7,307
UCIT Online Security Inc.	Canada	1st Lien Term Loan	11.79% (3M SOFR + 6.75%)	3/2/2026			1,624	1,624	(e)(f)
Visual Edge Technology, Inc.		1st Lien Term Loan	12.48% (3M LIBOR + 7.00%)	4/29/2025			162	162	(e)(f)(g)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Visual Edge Technology, Inc.		1st Lien Delayed Draw Term Loan	12.48% (3M LIBOR + 7.00%)	12/22/2027				$1,988	$1,988	(e)(f)(g)
VRC Companies, LLC		1st Lien Revolving Loan		6/29/2027				1,342	(40	)(e)(h)
VRC Companies, LLC		1st Lien Term Loan	10.72% (1M SOFR + 5.50%)	6/29/2027				16,617	16,118	(e)(f)
Waste Services Finco Pty Ltd	Australia	1st Lien Term Loan	9.79% (1M BBSY + 5.63%)	12/23/2027			AUD	11,142	7,422	(e)(f)
Waste Services Finco Pty Ltd	Australia	1st Lien Delayed Draw Term Loan	9.35% (6M BBSY + 5.63%)	12/23/2027			AUD	1,337	178	(e)(h)
									389,891		14.57%
Consumer Discretionary Distribution and Retail
Atlas Intermediate III, L.L.C.		1st Lien Revolving Loan	10.95% (1M SOFR + 5.75%)	4/29/2025				411	246	(e)(h)
Atlas Intermediate III, L.L.C.		1st Lien Term Loan	11.11% (3M SOFR + 5.75%)	4/29/2025				2,742	2,659	(e)(f)
Atlas Intermediate III, L.L.C.		1st Lien Delayed Draw Term Loan	11.11% (3M SOFR + 5.75%)	4/29/2025				397	386	(e)(f)
Bamboo Purchaser, Inc.		1st Lien Revolving Loan	10.00% (PRIME + 1.75%)	11/5/2026				1	—	(e)(h)
Bamboo Purchaser, Inc.		1st Lien Term Loan	12.39% (3M SOFR + 7.00%)	11/5/2027				3,501	3,326	(e)(f)
Bamboo Purchaser, Inc.		1st Lien Delayed Draw Term Loan	12.39% (3M SOFR + 7.00%)	11/5/2027				826	784	(e)
Marcone Yellowstone Buyer Inc.		1st Lien Term Loan	11.64% (3M SOFR + 6.25%)	6/23/2028				10,734	10,412	(e)(f)
Marcone Yellowstone Buyer Inc.		1st Lien Delayed Draw Term Loan	11.64% (3M SOFR + 6.25%)	6/23/2028				3,542	3,435	(e)
Mavis Tire Express Services Topco Corp.		1st Lien Revolving Loan		5/4/2026				1	—	(e)(h)
Moon Valley Nursery of Arizona Retail, LLC		1st Lien Revolving Loan		12/1/2023				1	—	(e)(h)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Reddy Ice LLC		1st Lien Revolving Loan	13.25% (PRIME + 5.00%)	7/1/2024				$955	$258	(e)(h)
Reddy Ice LLC		1st Lien Term Loan	11.72% (3M LIBOR + 6.50%)	7/1/2025				7,152	7,080	(e)(f)
Reddy Ice LLC		1st Lien Delayed Draw Term Loan	11.22% (3M LIBOR + 6.00%)	7/1/2025				542	537	(e)
Reddy Ice LLC		1st Lien Delayed Draw Term Loan	11.22% (6M LIBOR + 6.00%)	7/1/2025				1,439	1,425	(e)
Reddy Ice LLC		1st Lien Delayed Draw Term Loan	11.72% (3M LIBOR + 6.50%)	7/1/2025				672	666	(e)
Saldon Holdings, Inc.		1st Lien Revolving Loan		3/13/2024				381	—	(e)(h)
Saldon Holdings, Inc.		1st Lien Term Loan	10.85% (1M SOFR + 5.65%)	3/13/2025				6,987	6,987	(e)(f)
SCIH Salt Holdings Inc.		1st Lien Term Loan	9.19% (1M LIBOR + 4.00%)	3/16/2027				6,287	6,187
Sweetwater Borrower, LLC		1st Lien Term Loan	9.35% (1M SOFR + 4.25%)	8/7/2028				68	65	(e)
Trader Corporation	Canada	1st Lien Revolving Loan		12/22/2028			CAD	17	—	(e)(h)
Trader Corporation	Canada	1st Lien Term Loan	11.96% (3M CDOR + 6.75%)	12/21/2029			CAD	232	175	(e)
US Salt Investors, LLC		1st Lien Revolving Loan		7/20/2026				679	(20	)(e)(h)
US Salt Investors, LLC		1st Lien Term Loan	10.89% (3M SOFR + 5.50%)	7/19/2028				5,937	5,759	(e)(f)
									50,367		1.88%
Consumer Durables and Apparel
Centric Brands LLC		1st Lien Revolving Loan	10.85% (3M SOFR + 5.75%)	10/9/2024				293	171	(e)(h)
Centric Brands LLC		1st Lien Term Loan	7.63% (3M SOFR + 2.50%)	10/9/2025				2,647	2,171	(e)
DRS Holdings III, Inc.		1st Lien Revolving Loan		11/1/2025				173	(10	)(e)(h)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
DRS Holdings III, Inc.		1st Lien Term Loan	11.64% (3M SOFR + 6.25%)	11/1/2025			$14,641	$13,763	(e)(f)
LHS Borrower, LLC		1st Lien Term Loan	9.85% (1M SOFR + 4.75%)	2/16/2029			4,946	4,107
New Era Cap, LLC		1st Lien Term Loan	11.19% (1M LIBOR + 6.00%)	7/13/2027			12,011	12,011	(e)(f)
Rawlings Sporting Goods Company, Inc.		1st Lien Revolving Loan	9.00% (1M SOFR + 3.75%)	12/31/2025			1	1	(e)(h)
Rawlings Sporting Goods Company, Inc.		1st Lien Term Loan	11.41% (3M SOFR + 6.25%)	12/31/2026			1,094	1,094	(e)(f)
Rawlings Sporting Goods Company, Inc.		1st Lien Term Loan	11.64% (3M SOFR + 6.25%)	12/31/2026			5,533	5,533	(e)(f)
								38,841		1.45%
Consumer Services
Aimbridge Acquisition Co., Inc.		2nd Lien Term Loan	12.67% (1M LIBOR + 7.50%)	2/1/2027			4,788	4,644	(e)(f)
American Residential Services L.L.C.		1st Lien Revolving Loan	11.25% (PRIME + 3.00%)	10/15/2025			1	—	(e)(h)
American Residential Services L.L.C.		2nd Lien Term Loan	14.00% (3M SOFR + 8.50%)	10/16/2028			8,314	8,314	(e)
Apex Service Partners, LLC		1st Lien Term Loan	10.54% (6M SOFR + 5.50%)	7/31/2025			4,014	3,773	(e)
Apex Service Partners, LLC		1st Lien Term Loan	10.74% (3M SOFR + 5.50%)	7/31/2025			241	227	(e)
Apex Service Partners, LLC		1st Lien Delayed Draw Term Loan	10.76% (3M SOFR + 5.50%)	7/31/2025			241	227	(e)
Apex Service Partners, LLC		1st Lien Delayed Draw Term Loan	10.87% (3M SOFR + 5.50%)	7/31/2025			2,676	1,676	(e)(h)
Apollo Finco BV	Belgium	1st Lien Term Loan	8.78% (6M EURIBOR + 4.85%)	10/2/2028			€5,000	3,646
ASP Dream Acquisition Co LLC		1st Lien Term Loan	9.45% (1M SOFR + 4.25%)	12/15/2028			6,072	5,950	(e)(f)
Aspris Bidco Limited	United Kingdom	1st Lien Term Loan	10.93% (SONIA + 6.75%)	8/23/2028			£3,234	4,108	(e)(f)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Aspris Bidco Limited	United Kingdom	1st Lien Term Loan	11.68% (SONIA + 7.25%)	2/8/2030				£779	$449	(e)(h)
Aspris Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.93% (SONIA + 6.75%)	8/23/2028				£1,406	1,786	(e)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	11.87% (3M CIBOR + 7.50%)	5/9/2025			DKK	644	94	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Delayed Draw Term Loan	11.12% (3M CIBOR + 7.50%)	5/9/2025			DKK	4,941	724	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Delayed Draw Term Loan	11.87% (3M CIBOR + 7.50%)	5/9/2025			DKK	3,056	448	(e)(f)
Clarion Home Services Group, LLC		1st Lien Revolving Loan	10.88% (3M SOFR + 5.50%)	12/6/2027				416	246	(e)(h)
Clarion Home Services Group, LLC		1st Lien Term Loan	11.65% (3M SOFR + 6.50%)	12/6/2027				2,362	2,362	(e)(f)
Clarion Home Services Group, LLC		1st Lien Delayed Draw Term Loan	11.67% (1M SOFR + 6.50%)	12/6/2027				1,362	1,080	(e)(h)
CMG HoldCo, LLC		1st Lien Revolving Loan		5/19/2028				318	—	(e)(h)
CMG HoldCo, LLC		1st Lien Term Loan	10.13% (3M SOFR + 5.00%)	5/19/2028				719	719	(e)(f)
CMG HoldCo, LLC		1st Lien Delayed Draw Term Loan	10.13% (3M SOFR + 5.00%)	5/19/2028				424	424	(e)
CMG HoldCo, LLC		1st Lien Delayed Draw Term Loan	10.28% (3M SOFR + 5.00%)	5/19/2028				1,066	662	(e)(h)
CST Holding Company		1st Lien Revolving Loan		11/1/2028				79	—	(e)(h)
CST Holding Company		1st Lien Term Loan	11.95% (1M SOFR + 6.75%)	11/1/2028				1,074	1,074	(e)
ECG Bidco S.A.S.	France	1st Lien Term Loan	10.93% (SONIA + 6.00%)	10/2/2028				£9,567	12,150	(e)(f)
ECG Bidco S.A.S.	France	1st Lien Term Loan	9.02% (3M EURIBOR + 6.00%)	10/2/2028				€6,010	6,558	(e)(f)
ECG Bidco S.A.S.	France	1st Lien Delayed Draw Term Loan		10/2/2028				€3,082	—	(e)(f)(h)
Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
ECG Bidco S.A.S.	France	1st Lien Delayed Draw Term Loan		2/1/2030				€2,264	$—	(e)(h)
ECG Bidco S.A.S.	France	1st Lien Delayed Draw Term Loan	10.30% (3M EURIBOR + 7.00%)	2/1/2030				€17,736	19,353	(e)
Equinox Holdings Inc.		1st Lien Term Loan	8.73% (6M LIBOR + 3.00%)	3/8/2024				2,532	2,345
Equinox Holdings Inc.		2nd Lien Term Loan	12.73% (3M LIBOR + 7.00%)	9/6/2024				5,736	4,278
Essential Services Holding Corporation		1st Lien Revolving Loan	10.95% (1M SOFR + 5.75%)	11/17/2025				1,560	593	(e)(h)
Essential Services Holding Corporation		1st Lien Term Loan	10.93% (3M LIBOR + 5.75%)	11/16/2026				9,570	9,379	(e)(f)
Essential Services Holding Corporation		1st Lien Delayed Draw Term Loan	10.93% (3M LIBOR + 5.75%)	11/16/2026				8,084	7,922	(e)
Essential Services Holding Corporation		1st Lien Delayed Draw Term Loan	10.93% (3M LIBOR + 5.75%)	11/16/2026				11,449	11,220	(e)(f)
Essential Services Holding Corporation		1st Lien Delayed Draw Term Loan	11.00% (3M SOFR + 5.75%)	11/16/2026				10,323	10,117	(e)(f)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	10.67% (3M EURIBOR + 7.25%)	7/3/2026				€465	507	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	11.18% (6M EURIBOR + 7.25%)	7/3/2026				€2,188	2,387	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	10.72% (3M EURIBOR + 7.25%)	7/3/2026				€1,549	1,690	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	11.18% (3M EURIBOR + 7.25%)	7/3/2026				€313	341	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	11.43% (6M EURIBOR + 7.50%)	7/3/2026				€2,829	3,088	(e)
Goldcup 16786 AB	Sweden	1st Lien Delayed Draw Term Loan	10.38% (6M STIBOR + 6.50%)	8/18/2025			SEK	9,368	869	(e)(f)
Groundworks, LLC		1st Lien Revolving Loan		3/14/2029				1	—	(e)(h)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Groundworks, LLC		1st Lien Term Loan	11.65% (1M SOFR + 6.50%)	3/14/2030				$428	$415	(e)
Groundworks, LLC		1st Lien Delayed Draw Term Loan		3/14/2030				71	(2	)(e)(h)
GS SEER Group Borrower LLC		1st Lien Revolving Loan		4/30/2029				37	(1	)(e)(h)
GS SEER Group Borrower LLC		1st Lien Term Loan	11.80% (6M SOFR + 6.75%)	4/29/2030				326	316	(e)
GS SEER Group Borrower LLC		1st Lien Delayed Draw Term Loan		4/29/2030				138	(4	)(e)(h)
Infinity Home Services HoldCo, Inc.		1st Lien Revolving Loan	14.00% (PRIME + 5.75%)	12/28/2028				455	23	(e)(h)
Infinity Home Services HoldCo, Inc.		1st Lien Term Loan	12.09% (3M SOFR + 6.75%)	12/28/2028				3,392	3,392	(e)
Infinity Home Services HoldCo, Inc.		1st Lien Delayed Draw Term Loan	12.09% (3M SOFR + 6.75%)	12/28/2028				1,136	616	(e)(h)
IRB Holding Corp.		1st Lien Term Loan	8.10% (1M SOFR + 3.00%)	12/15/2027				13,940	13,831
Kingpin Intermediate Holdings LLC		1st Lien Term Loan		2/8/2028				8,000	7,938	(i)
Leviathan Intermediate Holdco, LLC		1st Lien Revolving Loan	12.89% (3M SOFR + 7.50%)	12/27/2027				13	2	(e)(h)
Leviathan Intermediate Holdco, LLC		1st Lien Term Loan	12.89% (3M SOFR + 7.50%)	12/27/2027				236	236	(e)
LGDN Bidco Limited	United Kingdom	1st Lien Term Loan	12.27% (SONIA + 7.34%)	12/9/2027				£2,066	2,624	(e)(f)
LGDN Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan		12/9/2027				£216	—	(e)(f)(h)
Mister Car Wash Holdings, Inc.		1st Lien Term Loan	8.23% (3M SOFR + 3.00%)	5/14/2026				7,132	7,117
Movati Athletic (Group) Inc.	Canada	1st Lien Term Loan	11.39% (3M CDOR + 6.00%)	10/5/2024			CAD	236	178	(e)(f)(g)
Movati Athletic (Group) Inc.	Canada	1st Lien Delayed Draw Term Loan	11.39% (3M CDOR + 6.00%)	10/5/2024			CAD	171	129	(e)(g)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Northwinds Holding, Inc.		1st Lien Revolving Loan		5/1/2029			$885	$(27	)(e)(h)
Northwinds Holding, Inc.		1st Lien Term Loan	11.77% (3M SOFR + 6.50%)	5/1/2029			4,296	4,167	(e)
Northwinds Holding, Inc.		1st Lien Delayed Draw Term Loan		5/1/2029			2,387	(72	)(e)(h)
Northwinds Holding, Inc.		1st Lien Delayed Draw Term Loan	11.80% (3M SOFR + 6.50%)	5/1/2029			953	709	(e)(h)
PestCo, LLC		1st Lien Revolving Loan		2/17/2028			1	—	(e)(h)
PestCo, LLC		1st Lien Term Loan	12.14% (3M SOFR + 6.75%)	2/17/2028			399	387	(e)
PestCo, LLC		1st Lien Delayed Draw Term Loan		2/17/2028			100	(3	)(e)(h)
Radiant Intermediate Holding, LLC		1st Lien Term Loan	11.11% (3M SOFR + 5.75%)	11/23/2026			499	485	(e)
Redwood Services, LLC		1st Lien Revolving Loan		12/31/2025			194	—	(e)(h)
Redwood Services, LLC		1st Lien Term Loan	11.70% (3M SOFR + 6.50%)	12/31/2025			781	781	(e)
Redwood Services, LLC		1st Lien Delayed Draw Term Loan		12/31/2025			2,170	—	(e)(h)
Redwood Services, LLC		1st Lien Delayed Draw Term Loan	11.70% (3M SOFR + 6.50%)	12/31/2025			2,760	2,760	(e)
Redwood Services, LLC		1st Lien Delayed Draw Term Loan	11.70% (3M SOFR + 6.50%)	12/31/2025			466	124	(e)(h)
Safe Home Security, Inc.		1st Lien Term Loan	12.47% (1M SOFR + 7.25%)	8/5/2024			1,277	1,277	(e)(f)
Safe Home Security, Inc.		1st Lien Delayed Draw Term Loan	12.47% (1M SOFR + 7.25%)	8/5/2024			101	101	(e)
Service Logic Acquisition, Inc.		1st Lien Revolving Loan		10/30/2025			1,007	(18	)(e)(h)
Service Logic Acquisition, Inc.		1st Lien Term Loan	10.55% (3M SOFR + 5.50%)	10/29/2027			2,140	2,140	(e)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Service Logic Acquisition, Inc.		1st Lien Term Loan	9.27% (3M LIBOR + 4.00%)	10/29/2027			$6,410	$6,346
Station Casinos LLC		1st Lien Term Loan	7.45% (1M LIBOR + 2.25%)	2/8/2027			1,492	1,486
United PF Holdings, LLC		1st Lien Term Loan	12.60% (1M SOFR + 7.50%)	12/30/2026			1,320	984
United PF Holdings, LLC		1st Lien Term Loan	9.16% (3M SOFR + 4.00%)	12/30/2026			7,111	5,270
Whatabrands LLC		1st Lien Term Loan	8.35% (1M SOFR + 3.25%)	8/3/2028			6,476	6,429
Witherslack Bidco Limited	United Kingdom	1st Lien Term Loan	11.02% (SONIA + 6.84%)	8/17/2028			£5,702	7,241	(e)(f)
Witherslack Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan		8/17/2028			£412	—	(e)(h)
YE Brands Holdings, LLC		1st Lien Revolving Loan		10/18/2027			254	—	(e)(h)
YE Brands Holdings, LLC		1st Lien Term Loan	10.34% (3M SOFR + 5.00%)	10/18/2027			1,065	1,065	(e)(f)
YE Brands Holdings, LLC		1st Lien Term Loan	10.59% (3M SOFR + 5.25%)	10/18/2027			723	723	(e)(f)
								214,595		8.02%
Consumer Staples Distribution and Retail
Continental Cafe, LLC		1st Lien Revolving Loan	13.25% (PRIME + 5.00%)	11/30/2027			786	511	(e)(h)
Continental Cafe, LLC		1st Lien Term Loan	11.04% (1M SOFR + 6.00%)	11/30/2027			709	709	(e)
Continental Cafe, LLC		1st Lien Term Loan	11.39% (3M SOFR + 6.00%)	11/30/2027			6,865	6,865	(e)(f)
Continental Cafe, LLC		1st Lien Term Loan	11.64% (3M SOFR + 6.25%)	11/30/2027			812	812	(e)
Continental Cafe, LLC		1st Lien Delayed Draw Term Loan	11.39% (3M SOFR + 6.00%)	11/30/2027			2,788	2,788	(e)
DecoPac, Inc.		1st Lien Revolving Loan	11.20% (1M SOFR + 6.00%)	5/14/2026			2,382	521	(e)(h)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
DecoPac, Inc.		1st Lien Term Loan	11.39% (3M SOFR + 6.00%)	5/15/2028			$21,902	$21,683	(e)(f)
LJ Perimeter Buyer, Inc.		1st Lien Term Loan	11.70% (3M SOFR + 6.50%)	10/31/2028			3,266	3,233	(e)
LJ Perimeter Buyer, Inc.		1st Lien Delayed Draw Term Loan	11.94% (3M SOFR + 6.50%)	10/31/2028			932	411	(e)(h)
Mr. Greens Intermediate, LLC		1st Lien Revolving Loan		5/1/2029			114	(3	)(e)(h)
Mr. Greens Intermediate, LLC		1st Lien Term Loan	11.51% (1M SOFR + 6.25%)	5/1/2029			2,320	2,251	(e)
Mr. Greens Intermediate, LLC		1st Lien Delayed Draw Term Loan		5/1/2029			967	(29	)(e)(h)
SFE Intermediate HoldCo LLC		1st Lien Revolving Loan		7/31/2025			2	—	(e)(h)
SFE Intermediate HoldCo LLC		1st Lien Term Loan	10.64% (3M SOFR + 5.25%)	7/31/2026			2,074	2,013	(e)(f)
Worldwide Produce Acquisition, LLC		1st Lien Revolving Loan	11.34% (3M SOFR + 6.25%)	1/18/2029			21	6	(e)(h)
Worldwide Produce Acquisition, LLC		1st Lien Term Loan	11.23% (3M SOFR + 6.25%)	1/18/2029			144	139	(e)
Worldwide Produce Acquisition, LLC		1st Lien Delayed Draw Term Loan		1/18/2029			28	(1	)(e)(h)
Worldwide Produce Acquisition, LLC		1st Lien Delayed Draw Term Loan	11.49% (3M SOFR + 6.25%)	1/18/2029			28	27	(e)
Worldwide Produce Acquisition, LLC		1st Lien Delayed Draw Term Loan	11.49% (3M SOFR + 6.25%)	1/18/2029			28	3	(e)(h)
ZB Holdco LLC		1st Lien Revolving Loan		2/9/2028			637	—	(e)(h)
ZB Holdco LLC		1st Lien Term Loan	10.14% (3M SOFR + 4.75%)	2/9/2028			1,582	1,582	(e)(f)
ZB Holdco LLC		1st Lien Delayed Draw Term Loan	10.14% (3M SOFR + 4.75%)	2/9/2028			799	799	(e)
								44,320		1.66%

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Energy
CD&R Firefly Bidco Limited	United Kingdom	1st Lien Term Loan	10.18% (SONIA + 6.00%)	6/21/2028				£3,500	$4,293
Cheyenne Petroleum Company Limited Partnership		1st Lien Term Loan	14.34% (3M SOFR + 9.00%)	11/16/2026				6,076	6,076	(e)
Cheyenne Petroleum Company Limited Partnership		1st Lien Delayed Draw Term Loan		11/16/2026				1,168	—	(e)(h)
GNZ Energy Bidco Limited	New Zealand	1st Lien Delayed Draw Term Loan		7/26/2027			NZD	1,962	—	(e)(h)
GNZ Energy Bidco Limited	New Zealand	1st Lien Delayed Draw Term Loan	12.40% (3M BKBM + 6.75%)	7/26/2027			NZD	19,293	11,840	(e)(f)
Halcon Holdings, LLC		1st Lien Term Loan	12.89% (3M SOFR + 7.50%)	11/24/2025				11,249	11,249	(e)
Halcon Holdings, LLC		1st Lien Delayed Draw Term Loan	12.89% (3M SOFR + 7.50%)	11/24/2025				1,969	1,969	(e)
Offen, Inc.		1st Lien Term Loan	10.46% (6M SOFR + 5.00%)	6/22/2026				2,643	2,643	(e)(f)
Offen, Inc.		1st Lien Delayed Draw Term Loan	10.46% (3M SOFR + 5.00%)	6/22/2026				12,572	12,572	(e)
Offen, Inc.		1st Lien Delayed Draw Term Loan	10.46% (6M SOFR + 5.00%)	6/22/2026				1,014	1,014	(e)(f)
PX HoldCo3 Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.43% (SONIA + 7.00%)	4/27/2027				£2,947	3,706	(e)(f)
PX HoldCo3 Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.43% (SONIA + 7.00%)	4/27/2027				£553	274	(e)(h)
									55,636		2.08%
Financial Services
Alpha Luxco 2 Sarl	Luxembourg	1st Lien Delayed Draw Term Loan	9.85% (3M EURIBOR + 6.25%)	1/9/2025				€1,005	1,096	(e)(f)(g)
AQ Sage Buyer, LLC		1st Lien Revolving Loan		1/26/2026				50	(2	)(e)(h)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
AQ Sage Buyer, LLC		1st Lien Delayed Draw Term Loan	11.16% (3M SOFR + 5.75%)	1/25/2027			$534	$115	(e)(h)
Avolon TLB Borrower 1 (US) LLC		1st Lien Term Loan	7.58% (1M SOFR + 2.50%)	6/22/2028			4,500	4,494
BCC Blueprint Holdings I, LLC		1st Lien Term Loan	11.80% (3M LIBOR + 6.25%)	9/15/2027			7,377	7,156	(e)
Beacon Pointe Harmony, LLC		1st Lien Revolving Loan		12/29/2027			909	(9	)(e)(h)
Beacon Pointe Harmony, LLC		1st Lien Term Loan	10.85% (1M SOFR + 5.75%)	12/29/2028			6,062	6,002	(e)(f)
Beacon Pointe Harmony, LLC		1st Lien Delayed Draw Term Loan	10.85% (1M SOFR + 5.75%)	12/29/2028			3,159	3,127	(e)
BlauwTrust Holding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	11.35% (3M EURIBOR + 7.75%)	1/8/2029			€5,539	6,044	(e)(f)
BlauwTrust Holding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	11.35% (3M EURIBOR + 7.75%)	1/8/2029			€625	565	(e)(g)(h)
Brokers Alliance S.L.	Spain	1st Lien Delayed Draw Term Loan	9.85% (3M EURIBOR + 6.25%)	4/9/2029			€901	984	(e)(f)
Brokers Alliance S.L.	Spain	1st Lien Delayed Draw Term Loan	9.85% (3M EURIBOR + 6.25%)	4/9/2029			€1,539	88	(e)(h)
Convera International Financial S.a r.l.	Luxembourg	1st Lien Term Loan	11.24% (3M SOFR + 6.00%)	3/1/2028			21,052	21,052	(e)(f)
Convera International Financial S.a r.l.	Luxembourg	1st Lien Term Loan	11.39% (3M SOFR + 6.00%)	3/1/2028			4,496	4,496	(e)
Convera International Holdings Limited	Jersey	1st Lien Revolving Loan		3/1/2027			1,777	—	(e)(h)
Edelman Financial Center, LLC, The (fka Flight Debt Merger Sub Inc.)		2nd Lien Term Loan	11.94% (1M LIBOR + 6.75%)	7/20/2026			1,402	1,350
Focus Financial Partners, LLC		1st Lien Term Loan		6/30/2028			6,000	5,957	(i)
Mercury Borrower, Inc.		1st Lien Revolving Loan	8.60% (1M SOFR + 3.50%)	7/31/2026			470	232	(e)(h)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Mercury Borrower, Inc.		1st Lien Term Loan	8.60% (3M SOFR + 3.50%)	8/2/2028			$4,012	$3,940
Mercury Borrower, Inc.		2nd Lien Term Loan	11.77% (3M SOFR + 6.50%)	8/2/2029			713	634
Monica Holdco (US), Inc.		1st Lien Revolving Loan	12.26% (3M LIBOR + 6.75%)	1/8/2026			1,009	962	(e)(h)
Monica Holdco (US), Inc.		1st Lien Term Loan	12.14% (3M SOFR + 6.75%)	1/7/2028			8,056	7,734	(e)(f)
Motion Acquisition Limited	United Kingdom	1st Lien Term Loan	8.79% (3M LIBOR + 3.25%)	11/12/2026			3,588	3,553	(i)
Motion Acquisition Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.79% (3M LIBOR + 3.25%)	11/12/2026			470	466	(i)
Pathstone Family Office LLC		1st Lien Revolving Loan		5/15/2028			1	—	(e)(h)
Pathstone Family Office LLC		1st Lien Term Loan	12.00% (1M SOFR + 6.75%)	5/15/2029			995	985	(e)
Pathstone Family Office LLC		1st Lien Delayed Draw Term Loan		5/15/2029			258	(3	)(e)(h)
Pegasus (Bidco) Limited	Jersey	1st Lien Term Loan		4/4/2029			£2,750	(173	)(e)(f)(h)(i)
Pegasus (Bidco) Limited	Jersey	1st Lien Term Loan	11.93% (SONIA + 7.00%)	4/4/2029			£4,125	4,977	(e)(f)
Pegasus (Bidco) Limited	Jersey	1st Lien Delayed Draw Term Loan	11.93% (SONIA + 7.00%)	4/4/2029			£822	991	(e)
Platinum Credit Bidco Limited	Jersey	1st Lien Revolving Loan		5/9/2029			£3,490	2	(e)(h)
Platinum Credit Bidco Limited	Jersey	1st Lien Term Loan	11.43% (SONIA + 7.00%)	11/9/2029			£27,960	35,510	(e)(f)
Plutus Bidco Limited	Jersey	1st Lien Term Loan	11.18% (SONIA + 6.75%)	9/21/2028			£5,250	6,668	(e)
Plutus Bidco Limited	Jersey	1st Lien Delayed Draw Term Loan		9/21/2028			£1,750	1	(e)(h)
ProFund S.a r.l.	Poland	1st Lien Term Loan	10.43% (6M EURIBOR + 6.50%)	12/3/2027			€2,164	2,361	(e)(f)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
ProFund S.a r.l.	Poland	1st Lien Delayed Draw Term Loan	10.43% (6M EURIBOR + 6.50%)	12/3/2027				€451	$98	(e)(h)
ProFund S.a r.l.	Poland	1st Lien Delayed Draw Term Loan	13.45% (6M WIBOR + 6.50%)	12/3/2027			PLN	15,023	3,695	(e)
Symbol Bidco I Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.18% (SONIA + 6.75%)	12/21/2026				£429	544	(e)
Symbol Bidco I Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.18% (SONIA + 6.75%)	12/21/2026				£571	726	(e)(f)
TA/WEG Holdings, LLC		1st Lien Revolving Loan		10/4/2027				914	—	(e)(h)
TA/WEG Holdings, LLC		1st Lien Term Loan	10.90% (3M SOFR + 6.25%)	10/4/2027				3,431	3,431	(e)(f)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan	11.00% (3M SOFR + 6.25%)	10/4/2027				2,126	2,126	(e)(f)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan	11.63% (3M SOFR + 6.25%)	10/4/2027				4,145	4,145	(e)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan	11.63% (3M SOFR + 6.25%)	10/4/2027				8,236	8,236	(e)(f)
The Mather Group, LLC		1st Lien Revolving Loan	13.00% (PRIME + 4.75%)	3/31/2028				750	58	(e)(h)
The Mather Group, LLC		1st Lien Term Loan	11.34% (3M SOFR + 5.75%)	3/31/2028				4,950	4,802	(e)(f)
The Mather Group, LLC		1st Lien Delayed Draw Term Loan	11.11% (3M SOFR + 5.75%)	3/31/2028				2,491	1,540	(e)(h)
The Ultimus Group Midco, LLC		1st Lien Revolving Loan	10.13% (3M SOFR + 5.00%)	2/1/2026				396	33	(e)(h)
The Ultimus Group Midco, LLC		1st Lien Term Loan	10.09% (3M SOFR + 4.75%)	2/1/2026				3,085	2,992	(e)(f)
The Ultimus Group Midco, LLC		1st Lien Term Loan	9.65% (3M SOFR + 4.75%)	2/1/2026				3,901	3,784	(e)(f)
TK Elevator Midco GmbH	Germany	1st Lien Term Loan	8.60% (6M LIBOR + 3.50%)	7/30/2027				6,117	6,057
Toscafund Limited	United Kingdom	1st Lien Delayed Draw Term Loan	12.18% (SONIA + 8.00%)	4/2/2025				£4,150	5,270	(e)(f)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Trustly AB	Sweden	1st Lien Term Loan	10.90% (3M STIBOR + 7.00%)	6/30/2025			SEK	5,500	$495	(e)
Trustly AB	Sweden	1st Lien Delayed Draw Term Loan	10.90% (3M STIBOR + 7.00%)	6/30/2025			SEK	2,700	243	(e)
Waverly Advisors, LLC		1st Lien Revolving Loan		3/1/2028				375	—	(e)(h)
Waverly Advisors, LLC		1st Lien Term Loan	11.14% (3M SOFR + 5.75%)	3/1/2028				2,041	2,041	(e)(f)
Waverly Advisors, LLC		1st Lien Delayed Draw Term Loan	11.14% (3M SOFR + 5.75%)	3/1/2028				1,490	1,228	(e)(h)
									182,899		6.83%
Food and Beverage
Berner Food & Beverage, LLC		1st Lien Revolving Loan	12.75% (PRIME + 4.50%)	7/30/2026				262	172	(e)(h)
Berner Food & Beverage, LLC		1st Lien Term Loan	10.55% (3M SOFR + 5.50%)	7/30/2027				2,593	2,593	(e)(f)
CHG PPC Parent LLC		2nd Lien Term Loan	11.97% (1M SOFR + 6.75%)	12/10/2029				3,000	2,940	(e)(f)
Florida Food Products, LLC		1st Lien Term Loan	10.19% (1M LIBOR + 5.00%)	10/18/2028				37	34	(e)
Florida Food Products, LLC		2nd Lien Term Loan	13.19% (1M LIBOR + 8.00%)	10/18/2029				7,299	6,788	(e)
Gotham Greens Holdings, PBC		1st Lien Term Loan	12.58% (1M SOFR + 7.38%)	12/29/2026				6,646	6,546	(e)(f)
Gotham Greens Holdings, PBC		1st Lien Delayed Draw Term Loan	12.58% (1M SOFR + 7.38%)	12/29/2026				13,767	6,709	(e)(h)
Hometown Food Company		1st Lien Revolving Loan		8/31/2023				1	—	(e)(h)
Hometown Food Company		1st Lien Term Loan	10.20% (1M LIBOR + 5.00%)	8/31/2023				773	773	(e)(f)
KNPC Holdco, LLC		1st Lien Term Loan	10.70% (6M SOFR + 5.50%)	10/22/2028				2,065	2,044	(e)(f)
KNPC Holdco, LLC		1st Lien Term Loan	11.74% (6M SOFR + 6.75%)	10/20/2028				493	493	(e)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Quirch Foods Holdings, LLC		1st Lien Term Loan	9.63% (3M SOFR + 4.50%)	10/27/2027			$7,284	$6,928
RB Holdings Interco, LLC		1st Lien Revolving Loan	10.38% (3M SOFR + 5.00%)	5/4/2028			698	581	(e)(h)
RB Holdings Interco, LLC		1st Lien Term Loan	10.22% (3M SOFR + 5.00%)	5/4/2028			3,751	3,751	(e)(f)
RB Holdings Interco, LLC		1st Lien Delayed Draw Term Loan		5/4/2028			1,134	—	(e)(h)
Watermill Express, LLC		1st Lien Revolving Loan	10.20% (1M SOFR + 5.00%)	4/20/2027			275	160	(e)(h)
Watermill Express, LLC		1st Lien Term Loan	10.16% (3M SOFR + 5.00%)	4/20/2027			2,250	2,250	(e)(f)
Watermill Express, LLC		1st Lien Delayed Draw Term Loan	10.39% (3M SOFR + 5.00%)	4/20/2027			217	217	(e)
Winebow Holdings, Inc.		1st Lien Term Loan	11.45% (1M SOFR + 6.25%)	7/1/2025			3,388	3,286	(e)(f)
								46,265		1.73%
Health Care Equipment and Services
athenahealth Group Inc.		1st Lien Revolving Loan		2/15/2027			2,100	(116	)(e)(h)
athenahealth Group Inc.		1st Lien Term Loan	8.59% (1M SOFR + 3.50%)	2/15/2029			8,067	7,754
athenahealth Group Inc.		1st Lien Delayed Draw Term Loan		2/15/2029			993	(38	)(h)
CEP V I 5 UK Limited	United Kingdom	1st Lien Delayed Draw Term Loan	12.19% (3M SOFR + 7.00%)	2/18/2027			26,654	23,988	(e)(f)
Color Intermediate, LLC		1st Lien Term Loan	10.84% (1M SOFR + 5.50%)	10/4/2029			1,859	1,841	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Revolving Loan	12.00% (3M SOFR + 6.50%)	2/14/2024			1	1	(e)
Comprehensive EyeCare Partners, LLC		1st Lien Term Loan	11.74% (3M SOFR + 6.50%)	2/14/2024			971	913	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Delayed Draw Term Loan	11.74% (3M SOFR + 6.50%)	2/14/2024			681	640	(e)(f)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Convey Health Solutions, Inc.		1st Lien Term Loan	10.59% (3M SOFR + 5.25%)	9/4/2026			$2,678	$2,490	(e)(f)
Crown CT Parent Inc.		1st Lien Revolving Loan	10.89% (3M SOFR + 5.50%)	3/8/2028			903	545	(e)(h)
Crown CT Parent Inc.		1st Lien Term Loan	10.89% (3M SOFR + 5.50%)	3/8/2029			8,214	7,968	(e)(f)
Crown CT Parent Inc.		1st Lien Delayed Draw Term Loan		3/8/2029			1,040	(31	)(e)(h)
CVP Holdco, Inc.		1st Lien Revolving Loan		10/31/2024			3,005	(30	)(e)(h)
CVP Holdco, Inc.		1st Lien Term Loan	11.60% (1M SOFR + 6.40%)	10/31/2025			3,367	3,333	(e)(f)
CVP Holdco, Inc.		1st Lien Delayed Draw	11.50% (1M SOFR + Term Loan	10/31/2025 6.40%)			2,591	2,565	(e)(f)
CVP Holdco, Inc.		1st Lien Delayed Draw Term Loan	11.60% (1M SOFR + 6.40%)	10/31/2025			27,108	26,837	(e)
CVP Holdco, Inc.		1st Lien Delayed Draw Term Loan	11.95% (1M SOFR + 6.75%)	10/31/2025			1,836	449	(e)(h)
Electron Bidco Inc.		1st Lien Term Loan	8.10% (1M SOFR + 3.00%)	11/1/2028			9,026	8,977
Evolent Health LLC		1st Lien Revolving Loan	9.04% (3M SOFR + 4.00%)	1/22/2029			2	1	(e)(h)
Evolent Health LLC		1st Lien Term Loan	11.39% (3M SOFR + 6.00%)	1/22/2029			3,186	3,186	(e)(f)
Evolent Health LLC		1st Lien Term Loan	11.39% (3M SOFR + 6.00%)	1/22/2029			1,492	1,492	(e)
Floss Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.68% (SONIA + 6.50%)	9/7/2026			£709	809	(e)(f)
Global Medical Response, Inc.		1st Lien Term Loan	9.44% (1M LIBOR + 4.25%)	10/2/2025			11,924	6,642
Global Medical Response, Inc.		1st Lien Term Loan	9.47% (1M SOFR + 4.25%)	3/14/2025			4,205	2,342
Global Medical Response, Inc.		2nd Lien Term Loan	11.85% (1M SOFR + 6.75%)	12/17/2029			29,366	16,739	(e)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
JDC Healthcare Management, LLC		1st Lien Term Loan		4/10/2024			$133	$64	(e)(g)(j)
Kedleston Schools Limited	United Kingdom	1st Lien Delayed Draw Term Loan	12.43% (SONIA + 8.00%)	5/31/2024			£1,244	1,580	(e)(f)
LifeScan Global Corporation		1st Lien Term Loan	11.25% (6M SOFR + 6.00%)	12/31/2026			3,755	3,029
LifeScan Global Corporation		2nd Lien Term Loan	14.67% (6M SOFR + 9.50%)	3/31/2027			5,692	3,429
Medline Borrower, LP		1st Lien Term Loan	8.35% (3M SOFR + 3.25%)	10/23/2028			3,217	3,178
Medmark Services Inc		1st Lien Term Loan	10.16% (3M SOFR + 5.00%)	6/11/2027			1,791	1,773	(e)(f)
Medmark Services Inc		1st Lien Delayed Draw Term Loan	10.50% (3M SOFR + 5.00%)	6/11/2027			1,532	1,517	(e)(f)
Medmark Services Inc		2nd Lien Term Loan	13.66% (3M SOFR + 8.50%)	6/11/2028			9,139	9,048	(e)
Medmark Services Inc		2nd Lien Delayed Draw Term Loan	14.00% (3M SOFR + 8.50%)	6/11/2028			4,897	4,848	(e)
Network Bidco B.V.	Netherlands	1st Lien Delayed Draw Term Loan		5/14/2029			€2,222	—	(e)(h)
Network Bidco B.V.	Netherlands	1st Lien Delayed Draw Term Loan	9.68% (3M EURIBOR + 6.08%)	5/14/2029			€5,778	6,305	(e)(f)
NextCare, Inc.		1st Lien Term Loan	12.75% (PRIME + 4.50%)	6/30/2024			8,809	8,193	(e)(f)
NextCare, Inc.		1st Lien Delayed Draw Term Loan	12.75% (PRIME + 4.50%)	6/30/2024			155	144	(e)(f)
NextCare, Inc.		2nd Lien Term Loan	14.89% (3M SOFR + 9.50%)	12/31/2024			6,427	4,563	(e)(f)
NSPC Intermediate Corp.		1st Lien Term Loan		2/13/2026			82	20	(e)(f)(j)
Olympia Acquisition, Inc.		1st Lien Term Loan		2/26/2027			3,289	1,974	(e)(j)
Olympia Acquisition, Inc.		1st Lien Delayed Draw Term Loan		2/26/2027			507	278	(e)(h)(j)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Olympia Acquisition, Inc.		1st Lien Delayed Draw Term Loan		2/26/2027			$236	$—	(e)(h)
OMH-HealthEdge Holdings, LLC		1st Lien Revolving Loan		10/24/2024			1	—	(e)(h)
OMH-HealthEdge Holdings, LLC		1st Lien Term Loan	10.03% (3M LIBOR + 5.25%)	10/24/2025			2,596	2,596	(e)(f)
Pluto Acquisition I, Inc.		1st Lien Term Loan	9.48% (3M LIBOR + 4.00%)	6/22/2026			21,525	17,516	(f)
Premise Health Holding Corp		1st Lien Revolving Loan		4/10/2025			1	—	(e)(h)
Premise Health Holding Corp		1st Lien Term Loan	9.34% (6M SOFR + 3.75%)	7/10/2025			11	10	(e)(f)
Premise Health Holding Corp		2nd Lien Term Loan	13.09% (6M SOFR + 7.50%)	7/10/2026			2,000	1,880	(e)(f)
Prime Dental Alliance B.V.	Netherlands	1st Lien Term Loan	11.10% (3M EURIBOR + 7.50%)	6/21/2027			€2,200	2,401	(e)(f)
Prime Dental Alliance B.V.	Netherlands	1st Lien Term Loan	11.35% (3M EURIBOR + 7.75%)	6/21/2027			€953	999	(e)(h)
Prime Dental Alliance B.V.	Netherlands	1st Lien Delayed Draw Term Loan	11.10% (3M EURIBOR + 7.50%)	6/21/2027			€1,654	1,805	(e)
R1 RCM Inc.		1st Lien Term Loan	8.10% (1M SOFR + 3.00%)	6/21/2029			7,581	7,581	(i)
Rubicone Bidco Limited	United Kingdom	1st Lien Term Loan	11.68% (SONIA + 7.25%)	12/1/2028			£3,861	4,903	(e)(f)
Rubicone Bidco Limited	United Kingdom	1st Lien Term Loan	15.43% (SONIA + 11.00%)	9/22/2023			£1,570	1,994	(e)(f)
Rubicone Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.68% (SONIA + 7.25%)	12/1/2028			£1,667	2,117	(e)
SiroMed Physician Services, Inc.		1st Lien Revolving Loan		3/26/2024			1	—	(e)(h)
SiroMed Physician Services, Inc.		1st Lien Term Loan	9.95% (1M LIBOR + 4.75%)	3/26/2024			523	523	(e)(f)
Sotera Health Holdings, LLC		1st Lien Term Loan	8.02% (3M LIBOR + 2.75%)	12/11/2026			9,959	9,791

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Symplr Software Inc.		1st Lien Revolving Loan		12/22/2025			$1	$—	(e)(h)
Symplr Software Inc.		1st Lien Term Loan	9.65% (3M SOFR + 4.50%)	12/22/2027			2	2	(f)
Symplr Software Inc.		2nd Lien Term Loan	13.02% (3M SOFR + 7.88%)	12/22/2028			12,343	11,232	(e)(f)
Tandarts Today Holding B.V.	Netherlands	1st Lien Term Loan	11.85% (3M EURIBOR + 8.25%)	2/24/2028			€641	679	(e)(f)
Tandarts Today Holding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	11.85% (3M EURIBOR + 8.25%)	2/24/2028			€3,377	984	(e)(h)
Therapy Brands Holdings LLC		2nd Lien Term Loan	11.90% (1M LIBOR + 6.75%)	5/18/2029			4,334	4,074	(e)(f)
United Digestive MSO Parent, LLC		1st Lien Revolving Loan		3/30/2029			130	(4	)(e)(h)
United Digestive MSO Parent, LLC		1st Lien Term Loan	11.99% (3M SOFR + 6.75%)	3/30/2029			3,161	3,066	(e)
United Digestive MSO Parent, LLC		1st Lien Delayed Draw Term Loan		3/30/2029			834	(25	)(e)(h)
Viant Medical Holdings, Inc. (fka MedPlast Holdings Inc.)		1st Lien Term Loan	11.44% (1M LIBOR + 6.25%)	7/2/2025			530	525	(e)(f)
Viant Medical Holdings, Inc. (fka MedPlast Holdings Inc.)		1st Lien Term Loan	8.94% (1M LIBOR + 3.75%)	7/2/2025			1,116	1,080	(f)(i)
Viant Medical Holdings, Inc. (fka MedPlast Holdings Inc.)		2nd Lien Term Loan	12.94% (1M LIBOR + 7.75%)	7/2/2026			937	826	(f)
VPP Intermediate Holdings, LLC		1st Lien Revolving Loan	13.50% (PRIME + 5.25%)	12/1/2027			315	39	(e)(h)
VPP Intermediate Holdings, LLC		1st Lien Term Loan	11.45% (1M SOFR + 6.25%)	12/1/2027			1,557	1,542	(e)(f)
VPP Intermediate Holdings, LLC		1st Lien Delayed Draw Term Loan	11.48% (1M SOFR + 6.25%)	12/1/2027			468	464	(e)
WSHP FC Acquisition LLC		1st Lien Revolving Loan	11.64% (3M SOFR + 6.25%)	3/30/2028			3,245	2,959	(e)(h)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
WSHP FC Acquisition LLC		1st Lien Term Loan	11.64% (3M SOFR + 6.25%)	3/30/2028			$19,454	$18,871	(e)(f)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan	11.49% (3M SOFR + 6.25%)	3/30/2028			347	336	(e)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan	11.49% (3M SOFR + 6.25%)	3/30/2028			1,072	1,040	(e)(f)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan	11.64% (3M SOFR + 6.25%)	3/30/2028			164	159	(e)(f)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan	11.64% (3M SOFR + 6.25%)	3/30/2028			5,393	5,231	(e)
								276,436		10.33%
Household and Personal Products
Beacon Wellness Brands, Inc.		1st Lien Revolving Loan		12/22/2027			410	(12	)(e)(h)
Beacon Wellness Brands, Inc.		1st Lien Term Loan	10.95% (1M SOFR + 5.75%)	12/22/2027			1,662	1,612	(e)(f)
Foundation Consumer Brands, LLC		1st Lien Revolving Loan		10/1/2026			389	—	(e)(h)
Foundation Consumer Brands, LLC		1st Lien Term Loan	11.47% (3M SOFR + 6.25%)	2/12/2027			4,235	4,235	(e)(f)
Foundation Consumer Brands, LLC		1st Lien Term Loan	11.64% (3M SOFR + 6.25%)	2/12/2027			7,788	7,788	(e)
Premier Specialties, Inc.		1st Lien Revolving Loan	11.20% (1M SOFR + 6.00%)	8/20/2027			385	335	(e)
Premier Specialties, Inc.		1st Lien Term Loan	11.20% (1M SOFR + 6.00%)	8/20/2027			2,997	2,607	(e)(f)
Premier Specialties, Inc.		1st Lien Delayed Draw Term Loan		8/20/2027			829	(108	)(e)(h)
Silk Holdings III Corp.		1st Lien Revolving Loan		5/1/2029			—	—	(e)(h)
Silk Holdings III Corp.		1st Lien Revolving Loan	11.02% (3M SOFR + 6.00%)	5/1/2029			1	1	(e)
Silk Holdings III Corp.		1st Lien Term Loan	12.77% (6M SOFR + 7.75%)	5/1/2029			3,997	3,877	(e)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Sunshine Luxembourg VII S.a.r.l.	Luxembourg	1st Lien Term Loan	8.99% (3M SOFR + 3.75%)	10/1/2026			$6,818	$6,772	(i)
								27,107		1.01%
Insurance
Acrisure, LLC		1st Lien Term Loan	10.82% (3M SOFR + 5.75%)	2/15/2027			249	250
Acrisure, LLC		1st Lien Term Loan	8.69% (1M LIBOR + 3.50%)	2/15/2027			185	180
Alfred AcquiCo B.V.	Netherlands	1st Lien Term Loan	10.38% (6M EURIBOR + 7.00%)	9/17/2029			€2,000	2,182	(e)(f)
Amynta Agency Borrower Inc. and Amynta Warranty Borrower Inc.		1st Lien Term Loan	10.20% (1M SOFR + 5.00%)	2/28/2028			232	226
AQ Sunshine, Inc.		1st Lien Revolving Loan	11.75% (3M SOFR + 6.25%)	4/15/2024			1,096	1,016	(e)(h)
AQ Sunshine, Inc.		1st Lien Term Loan	11.64% (3M SOFR + 6.25%)	4/15/2025			4,991	4,691	(e)(f)
AQ Sunshine, Inc.		1st Lien Term Loan	11.64% (3M SOFR + 6.25%)	4/15/2025			1,709	1,607	(e)
AQ Sunshine, Inc.		1st Lien Delayed Draw Term Loan	11.64% (3M SOFR + 6.25%)	4/15/2025			8,236	7,742	(e)
AQ Sunshine, Inc.		1st Lien Delayed Draw Term Loan	11.64% (3M SOFR + 6.25%)	4/15/2025			719	28	(e)(h)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Term Loan	10.07% (6M EURIBOR + 7.25%)	7/14/2026			€190	207	(e)(f)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Term Loan	12.55% (SONIA + 7.25%)	7/14/2026			£1,491	1,894	(e)(f)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Delayed Draw Term Loan	11.25% (6M SOFR + 6.00%)	7/14/2026			16,452	16,287	(e)(f)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Delayed Draw Term Loan	12.22% (6M SOFR + 7.00%)	7/14/2026			457	229	(e)(h)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Delayed Draw Term Loan	12.49% (SONIA + 7.25%)	7/14/2026			£312	396	(e)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Delayed Draw Term Loan	8.82% (6M EURIBOR + 6.00%)	7/14/2026			€1	1	(e)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Benefytt Technologies, Inc.		1st Lien Term Loan		8/12/2027				$3,891	$1,556	(e)(g)(j)
Benefytt Technologies, Inc.		1st Lien Delayed Draw Term Loan		8/12/2027				839	336	(e)(g)(j)
Benefytt Technologies, Inc.		1st Lien Delayed Draw Term Loan		8/12/2027				137	(82	)(e)(h)(j)
Blackwood Bidco Limited	United Kingdom	1st Lien Term Loan	11.85% (6M SOFR + 7.05%)	10/8/2026				2,193	1,684	(e)(h)
Blackwood Bidco Limited	United Kingdom	1st Lien Term Loan	12.35% (6M SOFR + 7.80%)	10/8/2026				3,436	3,436	(e)(f)
Blackwood Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.23% (SONIA + 7.05%)	10/8/2026				£464	589	(e)(f)
Blackwood Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.23% (SONIA + 7.30%)	10/8/2026				£2,750	3,492	(e)(f)
Blackwood Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.36% (3M BBSY + 7.05%)	10/8/2026			AUD	1,113	741	(e)(f)
Blackwood Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.86% (SONIA + 7.05%)	10/8/2026				£1,272	1,406	(e)(f)(h)
Blackwood Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.98% (SONIA + 7.05%)	10/8/2026				£2,319	2,943	(e)(f)(h)
Captive Resources Midco, LLC		1st Lien Revolving Loan		7/3/2028				102	(1	)(e)(h)
Captive Resources Midco, LLC		1st Lien Term Loan	7.73% (1M SOFR + 2.63%)	7/1/2029				1,286	1,273	(e)(f)(g)
Foundation Risk Partners, Corp.		1st Lien Revolving Loan		10/29/2027				2,627	—	(e)(h)
Foundation Risk Partners, Corp.		1st Lien Term Loan	11.59% (3M SOFR + 6.25%)	10/30/2028				19,198	19,198	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Delayed Draw Term Loan	11.59% (3M SOFR + 6.25%)	10/30/2028				3,453	3,453	(e)
Foundation Risk Partners, Corp.		1st Lien Delayed Draw Term Loan	11.59% (3M SOFR + 6.25%)	10/30/2028				13,393	7,971	(e)(h)
Galway Borrower LLC		1st Lien Revolving Loan		9/30/2027				969	(29	)(e)(h)
Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Galway Borrower LLC		1st Lien Term Loan	10.59% (3M SOFR + 5.25%)	9/29/2028			$11,917	$11,559	(e)(f)
Galway Borrower LLC		1st Lien Delayed Draw Term Loan		9/29/2028			110	(3	)(e)(h)
High Street Buyer, Inc.		1st Lien Revolving Loan		4/16/2027			688	(7	)(e)(h)
High Street Buyer, Inc.		1st Lien Term Loan	11.39% (3M SOFR + 6.00%)	4/14/2028			4,711	4,664	(e)(f)
High Street Buyer, Inc.		1st Lien Delayed Draw Term Loan	11.14% (3M SOFR + 5.75%)	4/14/2028			11,698	5,741	(e)(h)
High Street Buyer, Inc.		1st Lien Delayed Draw Term Loan	11.39% (3M SOFR + 6.00%)	4/14/2028			17,635	17,459	(e)(f)
Hub International Limited		1st Lien Term Loan		6/20/2030			10,066	10,084	(i)
Hub International Limited		1st Lien Term Loan	9.07% (3M SOFR + 4.00%)	11/10/2029			2,524	2,520
Inszone Mid, LLC		1st Lien Revolving Loan	11.96% (6M SOFR + 6.75%)	11/8/2028			34	2	(e)(h)
Inszone Mid, LLC		1st Lien Term Loan	11.95% (1M SOFR + 6.75%)	11/8/2028			286	286	(e)
Inszone Mid, LLC		1st Lien Delayed Draw Term Loan	11.98% (1M SOFR + 6.75%)	11/8/2028			195	62	(e)(h)
Jewel Bidco Limited	United Kingdom	1st Lien Term Loan	10.68% (SONIA + 6.75%)	7/24/2028			£6,203	7,641	(e)(f)
Jewel Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.18% (SONIA + 6.75%)	7/24/2028			£3,797	2,152	(e)(h)
JMG Group Investments Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.18% (SONIA + 6.00%)	12/11/2028			£1,488	1,890	(e)
JMG Group Investments Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.43% (SONIA + 6.25%)	12/11/2028			£3,378	2,690	(e)(h)
JMG Group Investments Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.93% (SONIA + 5.75%)	12/11/2028			£1,190	1,512	(e)
JMG Group Investments Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.93% (SONIA + 5.75%)	12/11/2028			£310	393	(e)(f)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Term Loan	11.18% (SONIA + 7.25%)	6/6/2024			£1,000	1,270	(e)(f)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Lucida Broking Holdings Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.68% (SONIA + 7.25%)	6/6/2024				£667	$847	(e)(f)
Optio Group Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.17% (6M EURIBOR + 7.25%)	3/16/2026				€324	355	(e)
Optio Group Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.43% (SONIA + 7.25%)	3/16/2026				£360	458	(e)(f)
Optio Group Limited	United Kingdom	1st Lien Delayed Draw Term Loan		3/16/2026				£318	—	(e)(h)
Patriot Growth Insurance Services, LLC		1st Lien Revolving Loan		10/16/2028				250	(10	)(e)(h)
Patriot Growth Insurance Services, LLC		1st Lien Term Loan	11.14% (3M SOFR + 5.75%)	10/16/2028				1,788	1,716	(e)(f)
People Corporation	Canada	1st Lien Revolving Loan	11.28% (3M CDOR + 6.25%)	2/18/2027			CAD	898	214	(e)(h)
People Corporation	Canada	1st Lien Term Loan	11.28% (3M CDOR + 6.25%)	2/18/2028			CAD	7,058	5,328	(e)(f)
People Corporation	Canada	1st Lien Delayed Draw Term Loan	10.81% (1M CDOR + 5.50%)	2/18/2028			CAD	4,100	1,936	(e)(h)
People Corporation	Canada	1st Lien Delayed Draw Term Loan	11.28% (3M CDOR + 6.25%)	2/18/2028			CAD	2,303	1,739	(e)
Project Hammond Bidco Limited	United Kingdom	1st Lien Term Loan	9.68% (SONIA + 5.25%)	12/4/2028				£1,750	2,223	(e)(f)
Project Hammond Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.68% (SONIA + 5.25%)	12/4/2028				£1,750	556	(e)(h)
RSC Acquisition, Inc.		1st Lien Revolving Loan		10/30/2026				1	—	(e)(h)
RSC Acquisition, Inc.		1st Lien Term Loan	10.91% (3M SOFR + 5.50%)	10/30/2026				3,129	3,035	(e)(f)
Ryan Specialty Group, LLC		1st Lien Term Loan	8.10% (1M SOFR + 3.00%)	9/1/2027				3,796	3,788
SageSure Holdings, LLC		2nd Lien Term Loan	10.97% (1M SOFR + 5.75%)	1/28/2028				5,561	5,561	(e)(f)(g)
SageSure Holdings, LLC		2nd Lien Delayed Draw Term Loan	10.97% (1M SOFR + 5.75%)	1/28/2028				1,534	241	(e)(g)(h)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
SCM Insurance Services Inc.	Canada	1st Lien Revolving Loan		8/29/2025			CAD	1	$—	(e)(h)
SCM Insurance Services Inc.	Canada	1st Lien Term Loan	11.64% (3M CDOR + 6.25%)	8/29/2025			CAD	157	118	(e)(f)
SelectQuote, Inc.		1st Lien Term Loan	13.20% (1M SOFR + 8.00%)	11/5/2024				7,212	6,346	(e)(g)
Seventeen Group Limited	United Kingdom	1st Lien Term Loan	10.43% (SONIA + 6.25%)	7/26/2028				£455	577	(e)(f)
Seventeen Group Limited	United Kingdom	1st Lien Delayed Draw Term Loan		7/26/2028				£545	—	(e)(h)(i)
SG Acquisition, Inc.		1st Lien Term Loan	10.70% (1M SOFR + 5.50%)	1/27/2027				2,730	2,676	(e)(f)
Spring Insurance Solutions, LLC		1st Lien Term Loan	11.89% (3M SOFR + 6.50%)	11/24/2025				3,410	3,001	(e)(f)
Spring Insurance Solutions, LLC		1st Lien Delayed Draw Term Loan	11.89% (3M SOFR + 6.50%)	11/24/2025				581	511	(e)
Staysure Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	12.18% (SONIA + 7.25%)	7/1/2025				£1,000	1,270	(e)
USI, Inc.		1st Lien Term Loan	8.79% (3M LIBOR + 3.25%)	12/2/2026				3,740	3,735
USI, Inc.		1st Lien Term Loan	8.99% (3M SOFR + 3.75%)	11/22/2029				7,149	7,131
									208,169		7.78%
Materials
ASP-r-pac Acquisition Co LLC		1st Lien Revolving Loan		12/29/2027				839	(8	)(e)(h)
ASP-r-pac Acquisition Co LLC		1st Lien Term Loan	11.31% (3M SOFR + 6.00%)	12/29/2027				6,166	6,104	(e)(f)
Charter Next Generation, Inc.		1st Lien Term Loan	8.85% (1M SOFR + 3.75%)	12/1/2027				7,629	7,562	(i)
Coyote Buyer, LLC		1st Lien Revolving Loan	11.20% (1M SOFR + 6.00%)	2/6/2025				2,067	723	(e)(h)
Coyote Buyer, LLC		1st Lien Term Loan	11.10% (3M LIBOR + 6.00%)	2/6/2026				20,167	19,159	(e)(f)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Coyote Buyer, LLC		1st Lien Term Loan	13.48% (3M LIBOR + 8.00%)	8/6/2026			$4,917	$4,819	(e)(f)
DCG Acquisition Corp.		1st Lien Term Loan	9.60% (1M SOFR + 4.50%)	9/30/2026			3,920	3,846
Mauser Packaging Solutions Holding Company		1st Lien Term Loan	9.14% (1M SOFR + 4.00%)	8/14/2026			5,711	5,688
Nelipak European Holdings Cooperatief U.A.	Netherlands	1st Lien Revolving Loan	7.88% (1M EURIBOR + 4.50%)	7/2/2024			€582	154	(e)(h)
Nelipak European Holdings Cooperatief U.A.	Netherlands	1st Lien Term Loan	7.74% (3M EURIBOR + 4.50%)	7/2/2026			€793	866	(e)(f)
Nelipak Holding Company		1st Lien Revolving Loan	9.45% (1M SOFR + 4.25%)	7/2/2024			605	99	(e)(h)
Nelipak Holding Company		1st Lien Term Loan	9.30% (3M SOFR + 4.25%)	7/2/2026			293	293	(e)(f)
Nelipak Holding Company		1st Lien Term Loan	9.45% (3M SOFR + 4.25%)	7/2/2026			2,630	2,630	(e)(f)
Novipax Buyer, L.L.C.		1st Lien Term Loan	11.95% (1M SOFR + 6.75%)	12/1/2026			4,147	4,147	(e)(f)
Novipax Buyer, L.L.C.		1st Lien Term Loan	11.95% (1M SOFR + 6.75%)	12/1/2026			249	249	(e)
PAKNK Netherlands Treasury B.V.	Netherlands	1st Lien Term Loan	7.74% (3M EURIBOR + 4.50%)	7/2/2026			€5,173	5,645	(e)(f)
Plaskolite PPC Intermediate II LLC		1st Lien Term Loan	9.27% (3M LIBOR + 4.00%)	12/15/2025			8,310	7,181	(f)
Plaskolite PPC Intermediate II LLC		2nd Lien Term Loan	12.56% (3M LIBOR + 7.25%)	12/14/2026			2,960	2,545	(e)(f)
Polymer Solutions Group, LLC		1st Lien Term Loan	9.61% (3M SOFR + 4.75%)	11/26/2026			649	642	(e)(f)
Precision Concepts Canada Corporation	Canada	1st Lien Term Loan	10.84% (3M SOFR + 5.50%)	1/11/2026			782	782	(e)(f)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Precision Concepts International LLC		1st Lien Revolving Loan	10.84% (3M SOFR + 5.50%)	1/11/2025			$415	$177	(e)(h)
Precision Concepts International LLC		1st Lien Term Loan	10.74% (3M SOFR + 5.50%)	1/11/2026			1,535	1,535	(e)(f)
Precision Concepts International LLC		1st Lien Term Loan	10.84% (3M SOFR + 5.50%)	1/11/2026			2,717	2,717	(e)(f)
Precision Concepts International LLC		1st Lien Term Loan	11.09% (3M SOFR + 5.75%)	1/11/2026			1,821	1,821	(e)(f)
Pregis TopCo LLC		1st Lien Term Loan	8.85% (1M SOFR + 3.75%)	7/31/2026			8,243	8,180	(i)
Pregis TopCo LLC		1st Lien Term Loan	8.94% (1M LIBOR + 3.75%)	7/31/2026			1,313	1,297
Pretium PKG Holdings, Inc.		1st Lien Term Loan	9.27% (3M SOFR + 4.00%)	10/2/2028			8,389	6,237
Pretium PKG Holdings, Inc.		2nd Lien Term Loan	12.28% (3M LIBOR + 6.75%)	10/1/2029			1,015	523
Trident TPI Holdings, Inc.		1st Lien Term Loan	9.54% (3M LIBOR + 4.00%)	9/15/2028			8,650	8,499
Vobev, LLC		1st Lien Revolving Loan	10.09% (6M SOFR + 5.00%)	4/20/2028			1	1	(e)(h)
Vobev, LLC		1st Lien Term Loan	12.15% (6M SOFR + 7.00%)	4/20/2028			12,226	11,859	(e)
Vobev, LLC		1st Lien Delayed Draw Term Loan		4/20/2028			1,322	(40	)(e)(h)
								115,932		4.33%
Media and Entertainment
Aventine Intermediate LLC		1st Lien Term Loan	11.34% (3M SOFR + 6.00%)	6/18/2027			2,158	2,115	(e)(f)
Aventine Intermediate LLC		1st Lien Delayed Draw Term Loan	11.34% (3M SOFR + 6.00%)	6/18/2027			854	837	(e)
Camelot U.S. Acquisition LLC		1st Lien Term Loan	8.10% (1M SOFR + 3.00%)	10/30/2026			9,370	9,352

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
CC Globe Holding II A/S	Denmark	1st Lien Term Loan	11.12% (3M CIBOR + 7.50%)	3/31/2028			DKK	19,664	$2,882	(e)(f)
CC Globe Holding II A/S	Denmark	1st Lien Delayed Draw Term Loan	11.12% (3M CIBOR + 7.50%)	3/31/2028			DKK	11,070	1,622	(e)
Creative Artists Agency, LLC		1st Lien Term Loan	8.60% (1M SOFR + 3.50%)	11/27/2028				5,985	5,966
Diamond Sports Group, LLC		2nd Lien Term Loan		8/24/2026				1,093	35	(j)
Global Music Rights, LLC		1st Lien Revolving Loan		8/27/2027				473	—	(e)(h)
Global Music Rights, LLC		1st Lien Term Loan	10.66% (3M LIBOR + 5.50%)	8/28/2028				4,942	4,942	(e)(f)
MailSouth, Inc.		1st Lien Term Loan		4/23/2024				2,482	478	(e)(j)
Production Resource Group, LLC		1st Lien Term Loan	13.69% (1M SOFR + 8.50%)	8/21/2024				814	814	(e)(g)
Production Resource Group, LLC		1st Lien Delayed Draw Term Loan	10.19% (1M SOFR + 5.00%)	8/21/2024				302	302	(e)
Production Resource Group, LLC		1st Lien Delayed Draw Term Loan	12.70% (1M SOFR + 7.50%)	8/21/2024				166	166	(e)
Professional Fighters League, LLC		1st Lien Term Loan	12.00%	1/20/2026				650	650	(e)(g)
Professional Fighters League, LLC		2nd Lien Delayed Draw Term Loan	14.00%	1/20/2026				6	6	(e)(g)
Renaissance Holding Corp.		1st Lien Term Loan	9.99% (3M SOFR + 4.75%)	4/5/2030				4,576	4,513
Rugby Australia Ltd	Australia	1st Lien Term Loan	14.75% (3M BBSY + 7.00%)	3/31/2027			AUD	1,250	833	(e)
Rugby Australia Ltd	Australia	1st Lien Delayed Draw Term Loan	11.86% (3M BBSY + 7.50%)	3/31/2027			AUD	1,250	208	(e)(h)
Storm Investment S.a.r.l.	Luxembourg	1st Lien Term Loan	3.75%	6/22/2029				€9,193	10,032	(e)
Summer (BC) Bidco B LLC		1st Lien Term Loan	9.74% (3M SOFR + 4.50%)	12/4/2026				4,295	4,021

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC)		1st Lien Term Loan	7.95% (1M LIBOR + 2.75%)	5/18/2025			$8,820	$8,788
								58,562		2.19%
Pharmaceuticals, Biotechnology and Life Sciences
Alcami Corporation		1st Lien Revolving Loan		12/21/2028			27	—	(e)(h)
Alcami Corporation		1st Lien Term Loan	12.20% (1M SOFR + 7.00%)	12/21/2028			204	204	(e)
Alcami Corporation		1st Lien Delayed Draw Term Loan		12/21/2028			17	—	(e)(h)
Aspire Bidco Limited	Jersey	1st Lien Term Loan	11.94% (SONIA + 7.51%)	9/4/2028			£7,777	9,877	(e)(f)
Aspire Bidco Limited	Jersey	1st Lien Delayed Draw Term Loan	11.94% (SONIA + 7.51%)	9/4/2028			£1,941	822	(e)(h)
Cobalt Buyer Sub, Inc.		1st Lien Revolving Loan		10/1/2027			895	(18	)(e)(h)
Cobalt Buyer Sub, Inc.		1st Lien Term Loan	11.19% (1M SOFR + 6.00%)	10/2/2028			2,536	2,536	(e)
Cobalt Buyer Sub, Inc.		1st Lien Term Loan	11.22% (1M SOFR + 6.00%)	10/2/2028			7,315	7,169	(e)(f)
Cobalt Buyer Sub, Inc.		1st Lien Delayed Draw Term Loan	11.22% (1M SOFR + 6.00%)	10/2/2028			2,453	2,403	(e)
Covaris Intermediate 3, LLC		1st Lien Revolving Loan	10.64% (3M SOFR + 5.25%)	1/21/2028			1,755	1,082	(e)(h)
Covaris Intermediate 3, LLC		1st Lien Term Loan	10.64% (3M SOFR + 5.25%)	1/21/2028			9,285	8,820	(e)(f)
Covaris Intermediate 3, LLC		1st Lien Delayed Draw Term Loan		1/21/2028			7,034	(352	)(e)(h)
Da Vinci Purchaser Corp.		1st Lien Term Loan	9.10% (3M SOFR + 4.00%)	1/8/2027			3,770	3,695
NMC Skincare Intermediate Holdings II, LLC		1st Lien Revolving Loan	10.20% (1M SOFR + 5.00%)	10/31/2024			465	12	(e)(h)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
NMC Skincare Intermediate Holdings II, LLC		1st Lien Term Loan	10.27% (1M SOFR + 5.00%)	10/31/2024			$2,286	$2,148	(e)(f)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Delayed Draw Term Loan	10.27% (1M SOFR + 5.00%)	10/31/2024			644	605	(e)
North American Science Associates, LLC		1st Lien Revolving Loan	9.89% (3M SOFR + 4.50%)	3/15/2027			1	1	(e)
North American Science Associates, LLC		1st Lien Term Loan	10.90% (3M SOFR + 5.50%)	9/15/2027			11,031	11,031	(e)(f)
North American Science Associates, LLC		1st Lien Delayed Draw Term Loan	10.90% (3M SOFR + 5.50%)	9/15/2027			905	905	(e)
North American Science Associates, LLC		1st Lien Delayed Draw Term Loan	10.90% (3M SOFR + 5.50%)	9/15/2027			991	991	(e)(f)
Verista, Inc.		1st Lien Revolving Loan	11.19% (1M LIBOR + 6.00%)	2/16/2027			2,000	113	(e)(h)
Verista, Inc.		1st Lien Term Loan	11.34% (3M LIBOR + 6.00%)	2/16/2027			8,986	8,896	(e)(f)
Verista, Inc.		1st Lien Delayed Draw Term Loan	11.58% (6M LIBOR + 6.00%)	2/16/2027			4,238	1,799	(e)(h)
								62,739		2.34%
Real Estate Management and Development
285 Mezz LLC		1st Lien Delayed Draw Term Loan	14.12% (1M SOFR + 8.95%)	10/5/2023			4,972	4,923	(e)
285 Schermerhorn LLC		1st Lien Delayed Draw Term Loan	14.12% (1M SOFR + 8.95%)	10/5/2023			3,919	2,873	(e)(h)
Odevo AB	Sweden	1st Lien Term Loan	9.81% (3M EURIBOR + 6.38%)	12/21/2028			€6,948	7,582	(e)(f)
Odevo AB	Sweden	1st Lien Delayed Draw Term Loan	9.19% (6M EURIBOR + 6.38%)	12/21/2028			€10,285	11,223	(e)
								26,601		0.99%

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Software and Services
2U, Inc.		1st Lien Term Loan	11.32% (1M SOFR + 6.50%)	12/28/2026			$2,464	$2,353	(e)(f)
AffiniPay Midco, LLC		1st Lien Revolving Loan		6/9/2028			1,517	(30	)(e)(h)
AffiniPay Midco, LLC		1st Lien Term Loan	10.20% (3M SOFR + 5.50%)	6/9/2028			7,726	7,570	(e)(f)
AffiniPay Midco, LLC		1st Lien Term Loan	10.25% (3M SOFR + 5.50%)	6/9/2028			1,892	1,854	(e)(f)
AffiniPay Midco, LLC		1st Lien Term Loan	10.39% (3M SOFR + 5.50%)	6/9/2028			9,435	9,247	(e)(f)
AffiniPay Midco, LLC		1st Lien Delayed Draw Term Loan		6/9/2028			1,334	(27	)(e)(h)
Anaplan, Inc.		1st Lien Revolving Loan		6/21/2028			381	(8	)(e)(h)
Anaplan, Inc.		1st Lien Term Loan	11.60% (1M SOFR + 6.50%)	6/21/2029			5,991	5,872	(e)(f)
Anaqua Parent Holdings, Inc.		1st Lien Revolving Loan		10/10/2025			231	—	(e)(h)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	10.60% (6M LIBOR + 5.25%)	4/10/2026			3,738	3,738	(e)(f)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	9.10% (3M EURIBOR + 5.50%)	4/10/2026			€655	715	(e)
Anaqua Parent Holdings, Inc.		1st Lien Delayed Draw Term Loan	10.79% (6M SOFR + 5.25%)	4/10/2026			282	282	(e)
APG Intermediate Holdings Corporation		1st Lien Revolving Loan	10.79% (3M SOFR + 5.25%)	1/3/2025			1	—	(e)(h)
APG Intermediate Holdings Corporation		1st Lien Term Loan	10.84% (6M SOFR + 5.25%)	1/3/2025			982	982	(e)
APG Intermediate Holdings Corporation		1st Lien Delayed Draw Term Loan	10.68% (3M LIBOR + 5.25%)	1/3/2025			58	58	(e)
Applied Systems, Inc.		1st Lien Term Loan	9.74% (3M SOFR + 4.50%)	9/18/2026			3,921	3,925

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Appriss Health, LLC		1st Lien Revolving Loan		5/6/2027			$212	$—	(e)(h)
Appriss Health, LLC		1st Lien Term Loan	11.90% (1M LIBOR + 6.75%)	5/6/2027			2,898	2,898	(e)
Aptean Acquiror Inc.		1st Lien Term Loan	9.45% (1M SOFR + 4.25%)	4/23/2026			12,956	12,693	(f)
Aptean Acquiror Inc.		2nd Lien Term Loan	12.20% (1M SOFR + 7.00%)	4/23/2027			3,570	3,285	(f)
Apttus Corporation		1st Lien Term Loan	9.52% (3M LIBOR + 4.25%)	5/8/2028			4,577	4,474
Asurion, LLC		1st Lien Term Loan	8.79% (1M LIBOR + 3.25%)	12/23/2026			1,007	969
Asurion, LLC		1st Lien Term Loan	8.79% (3M LIBOR + 3.25%)	7/31/2027			2,092	1,976
Asurion, LLC		1st Lien Term Loan	9.35% (1M SOFR + 4.25%)	8/19/2028			3,267	3,102
Asurion, LLC		2nd Lien Term Loan	10.35% (1M SOFR + 5.25%)	1/20/2029			5,000	4,181
Asurion, LLC		2nd Lien Term Loan	10.37% (1M SOFR + 5.25%)	1/31/2028			570	484
Banyan Software Holdings, LLC		1st Lien Revolving Loan	10.70% (1M SOFR + 5.50%)	10/30/2025			1	1	(e)(h)
Banyan Software Holdings, LLC		1st Lien Term Loan	12.20% (1M SOFR + 7.00%)	10/30/2026			3,502	3,502	(e)(f)
Banyan Software Holdings, LLC		1st Lien Delayed Draw Term Loan		10/30/2026			249	—	(e)(h)
Banyan Software Holdings, LLC		1st Lien Delayed Draw Term Loan	12.20% (1M SOFR + 7.00%)	10/30/2026			3,575	2,973	(e)(h)
Banyan Software Holdings, LLC		1st Lien Delayed Draw Term Loan	12.20% (1M SOFR + 7.00%)	10/30/2026			1,504	1,504	(e)(f)
BCTO IGNITION PURCHASER, INC.		1st Lien Term Loan	13.98% (3M SOFR + 9.00%)	10/19/2030			832	807	(e)
Bobcat Purchaser, LLC		1st Lien Revolving Loan		6/17/2030			306	(8	)(e)(h)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Bobcat Purchaser, LLC		1st Lien Term Loan	11.49% (3M SOFR + 6.25%)	6/17/2030				$2,962	$2,888	(e)
Bobcat Purchaser, LLC		1st Lien Delayed Draw Term Loan		6/17/2030				1,004	(25	)(e)(h)
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Revolving Loan		5/15/2028				1,811	(18	)(e)(h)
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Term Loan	10.33% (1M SOFR + 5.25%)	5/14/2029				18,075	17,894	(e)(f)
Businessolver.com, Inc.		1st Lien Term Loan	10.84% (3M SOFR + 5.50%)	12/1/2027				4,389	4,345	(e)(f)
Businessolver.com, Inc.		1st Lien Delayed Draw Term Loan	10.84% (3M SOFR + 5.50%)	12/1/2027				1,196	90	(e)(h)
BYJU's Alpha, Inc.		1st Lien Term Loan	15.25% (PRIME + 7.00%)	11/24/2026				3,616	2,254
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	10.29% (1M EURIBOR + 6.88%)	4/30/2026				€2,954	3,224	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	10.58% (1M STIBOR + 6.88%)	4/30/2026			SEK	4,210	390	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	10.94% (1M NIBOR + 6.88%)	4/30/2026			NOK	2,551	238	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Delayed Draw Term Loan	10.29% (1M CIBOR + 6.88%)	4/30/2026			DKK	22,065	3,233	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Delayed Draw Term Loan	10.29% (1M CIBOR + 6.88%)	4/30/2026			DKK	45,968	1,270	(e)(h)
Cardinal Parent, Inc.		1st Lien Revolving Loan	11.75% (PRIME + 3.50%)	11/12/2025				1	1	(e)(h)
Cardinal Parent, Inc.		2nd Lien Term Loan	13.14% (3M SOFR + 7.75%)	11/13/2028				9,269	8,805	(e)(f)
CDK Global Inc		1st Lien Term Loan	9.49% (3M SOFR + 4.25%)	7/6/2029				5,985	5,964
Cloud Software Group, Inc.		1st Lien Revolving Loan		9/30/2027				2,574	(232	)(e)(h)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Cloud Software Group, Inc.		1st Lien Term Loan	9.84% (1M SOFR + 4.50%)	3/30/2029			$18,953	$17,697
Compusoft US LLC		1st Lien Term Loan	11.14% (3M SOFR + 5.75%)	5/26/2028			840	815	(e)
Compusoft US LLC		1st Lien Term Loan	11.14% (3M SOFR + 5.75%)	5/26/2028			1,728	1,676	(e)(f)
Confirmasoft AB	Sweden	1st Lien Delayed Draw Term Loan	10.35% (3M EURIBOR + 6.75%)	6/3/2027			€1,635	58	(e)(h)
Confirmasoft AB	Sweden	1st Lien Delayed Draw Term Loan	9.84% (3M EURIBOR + 6.50%)	6/3/2027			€1,505	1,023	(e)(h)
Confirmasoft AB	Sweden	1st Lien Delayed Draw Term Loan	9.99% (3M EURIBOR + 6.50%)	6/3/2027			€1,995	2,177	(e)(f)
Conservice Midco, LLC		2nd Lien Term Loan	12.90% (3M SOFR + 7.75%)	5/15/2028			35,225	34,873	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Revolving Loan		5/26/2028			1	—	(e)(h)
Consilio Midco Limited	United Kingdom	1st Lien Revolving Loan	11.14% (3M SOFR + 5.75%)	5/26/2028			122	100	(e)(h)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	11.14% (3M SOFR + 5.75%)	5/26/2028			1,693	1,642	(e)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	11.14% (3M SOFR + 5.75%)	5/26/2028			6,755	6,552	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	9.81% (1M EURIBOR + 6.25%)	5/26/2028			€137	145	(e)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	9.81% (3M EURIBOR + 6.25%)	5/26/2028			€1,994	2,110	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Delayed Draw Term Loan		5/26/2028			€218	(7	)(e)(h)
Consilio Midco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.81% (6M EURIBOR + 6.25%)	5/26/2028			€31	33	(e)
Cority Software (USA) Inc.		1st Lien Term Loan	11.00% (3M SOFR + 5.75%)	7/2/2026			1,077	1,056	(e)(f)
Cority Software (USA) Inc.		1st Lien Term Loan	11.08% (6M SOFR + 6.00%)	7/2/2026			907	907	(e)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Cority Software (USA) Inc.		1st Lien Term Loan	11.89% (3M SOFR + 7.00%)	7/2/2026			$137	$137	(e)(f)
Cority Software (USA) Inc.		1st Lien Term Loan	9.89% (3M SOFR + 5.00%)	7/2/2026			532	522	(e)(f)
Cority Software Inc.	Canada	1st Lien Revolving Loan		7/2/2025			231	(5	)(e)(h)
Cority Software Inc.	Canada	1st Lien Term Loan	10.25% (3M SOFR + 5.00%)	7/2/2026			128	125	(e)(f)
Cority Software Inc.	Canada	1st Lien Term Loan	9.89% (3M SOFR + 5.00%)	7/2/2026			1,711	1,676	(e)(f)
Cornerstone On Demand, Inc.		1st Lien Revolving Loan	8.22% (1M LIBOR + 3.00%)	10/15/2026			100	72	(e)(h)
Cornerstone On Demand, Inc.		2nd Lien Term Loan	12.00% (3M SOFR + 6.50%)	10/15/2029			17,522	16,120	(e)
Coupa Holdings, LLC		1st Lien Revolving Loan		2/27/2029			1	—	(e)(h)
Coupa Holdings, LLC		1st Lien Term Loan	12.60% (1M SOFR + 7.50%)	2/27/2030			229	223	(e)
Coupa Holdings, LLC		1st Lien Delayed Draw Term Loan		2/27/2030			20	(1	)(e)(h)
Datix Bidco Limited	United Kingdom	1st Lien Term Loan	9.53% (6M SOFR + 4.50%)	4/28/2025			3,009	2,949	(e)(f)
Datix Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.53% (6M SOFR + 4.50%)	4/28/2025			—	—	(e)
Datix Bidco Limited	United Kingdom	2nd Lien Term Loan	12.78% (6M SOFR + 7.75%)	4/27/2026			1,884	1,846	(e)
DCert Buyer, Inc.		1st Lien Term Loan	9.26% (3M SOFR + 4.00%)	10/16/2026			10,873	10,761	(f)
DCert Buyer, Inc.		2nd Lien Term Loan	12.26% (3M SOFR + 7.00%)	2/16/2029			5,691	5,634	(e)(f)
Denali Holdco LLC		1st Lien Revolving Loan	13.25% (PRIME + 5.00%)	9/15/2027			592	310	(e)(h)
Denali Holdco LLC		1st Lien Term Loan	11.55% (3M LIBOR + 6.00%)	9/15/2027			4,163	4,121	(e)(f)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest		Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Denali Holdco LLC		1st Lien Delayed Draw Term Loan			9/15/2027				$542	$(5	)(e)(h)
Diligent Corporation		1st Lien Revolving Loan	11.45% (1M SOFR + 6.25%)		8/4/2025				513	236	(e)(h)
Diligent Corporation		1st Lien Term Loan	10.95 SOFR + 5.75%)	% (1M	8/4/2025				2,222	2,155	(e)(f)
Diligent Corporation		1st Lien Term Loan	11.45% (1M SOFR + 6.25%)		8/4/2025				186	182	(e)
Diligent Corporation		1st Lien Term Loan	11.45% (1M SOFR + 6.25%)		8/4/2025				3,005	2,944	(e)(f)
Diligent Corporation		1st Lien Term Loan	11.54% (1M SOFR + 6.25%)		8/4/2025				294	289	(e)
Doxim Inc.		1st Lien Term Loan	11.49% (1M SOFR + 6.40%)		2/28/2024				710	696	(e)(f)
Doxim Inc.		1st Lien Term Loan	11.84% (1M SOFR + 6.75%)		8/31/2024				3,371	3,303	(e)(f)
Doxim Inc.		1st Lien Term Loan	12.09% (1M SOFR + 7.00%)		8/31/2024				815	799	(e)(f)
Doxim Inc.		1st Lien Term Loan	13.09% (1M SOFR + 8.00%)		8/31/2024				6,202	6,202	(e)(f)
Doxim Inc.		1st Lien Delayed Draw Term Loan	11.49% (1M SOFR + 6.40%)		2/28/2024				325	319	(e)
Drilling Info Holdings, Inc.		2nd Lien Term Loan	13.45% (1M SOFR + 8.25%)		7/30/2026				8,077	8,077	(e)(f)
DS Admiral Bidco, LLC		1st Lien Revolving Loan			3/16/2026				358	—	(e)(h)
DS Admiral Bidco, LLC		1st Lien Term Loan	11.74% (3M SOFR + 6.50%)		3/16/2028				2,383	2,383	(e)(f)
Dye & Durham Corporation	Canada	1st Lien Revolving Loan	11.15% (3M CDOR + 5.75%)		12/3/2026			CAD	1,659	918	(e)(h)
Dye & Durham Corporation	Canada	1st Lien Term Loan	11.15% (3M CDOR + 5.75%)		12/3/2027			CAD	7,102	5,361	(e)(f)
Dye & Durham Corporation	Canada	1st Lien Delayed Draw Term Loan	10.87% (3M CDOR + 5.75%)		12/3/2027			CAD	1,569	747	(e)(h)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Elemica Parent, Inc.		1st Lien Revolving Loan	10.84% (3M SOFR + 5.50%)	9/18/2025				$479	$464	(e)
Elemica Parent, Inc.		1st Lien Term Loan	11.54% (3M SOFR + 6.00%)	9/18/2025				3,651	3,542	(e)(f)
Elemica Parent, Inc.		1st Lien Delayed Draw Term Loan	11.00% (6M SOFR + 5.50%)	9/18/2025				2,227	2,160	(e)(f)
Elemica Parent, Inc.		1st Lien Delayed Draw Term Loan	11.54% (6M SOFR + 6.00%)	9/18/2025				547	531	(e)(f)
Enigma Acquisition B.V.	Netherlands	1st Lien Delayed Draw Term Loan	11.04% (6M EURIBOR + 7.75%)	1/26/2028				€4,237	4,624	(e)(f)
Epicor Software Corporation		1st Lien Term Loan	8.35% (1M SOFR + 3.25%)	7/30/2027				7,071	6,975
eResearch Technology, Inc.		2nd Lien Term Loan	13.20% (1M SOFR + 8.00%)	2/4/2028				9,192	8,734	(e)(f)
eResearch Technology, Inc.		2nd Lien Delayed Draw Term Loan	13.20% (1M SOFR + 8.00%)	2/4/2028				1,343	604	(e)(h)
ESHA Research, LLC		1st Lien Revolving Loan	11.59% (3M SOFR + 6.25%)	6/8/2028				75	11	(e)(h)
ESHA Research, LLC		1st Lien Term Loan	11.16% (3M SOFR + 6.25%)	6/8/2028				482	477	(e)(f)
ExtraHop Networks, Inc.		1st Lien Term Loan	12.70% (1M SOFR + 7.50%)	7/22/2027				2,000	2,000	(e)
ExtraHop Networks, Inc.		1st Lien Delayed Draw Term Loan		7/22/2027				761	—	(e)(h)
ExtraHop Networks, Inc.		1st Lien Delayed Draw Term Loan	12.70% (1M SOFR + 7.50%)	7/22/2027				933	485	(e)(h)
Gainwell Acquisition Corp.		1st Lien Term Loan	9.24% (3M SOFR + 4.00%)	10/1/2027				6,989	6,876
Gen Digital Inc.		1st Lien Term Loan	7.10% (1M SOFR + 2.00%)	9/12/2029				4,752	4,725
Gilfoyle Bidco AB	Sweden	1st Lien Term Loan	10.36% (6M STIBOR + 6.75%)	9/4/2028			SEK	60,606	5,451	(e)
Gilfoyle Bidco AB	Sweden	1st Lien Delayed Draw Term Loan	10.36% (6M STIBOR + 6.75%)	9/4/2028			SEK	19,394	902	(e)(h)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest		Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
GraphPAD Software, LLC		1st Lien Revolving Loan			4/27/2027			$2	$—	(e)(h)
GraphPAD Software, LLC		1st Lien Term Loan	10.71% (3M LIBOR + 5.50%)		4/27/2027			1,968	1,908	(e)(f)
GraphPAD Software, LLC		1st Lien Term Loan	10.82% (6M LIBOR + 5.50%)		4/27/2027			1	1	(e)(f)
GraphPAD Software, LLC		1st Lien Term Loan	11.21% (3M LIBOR + 6.00%)		4/27/2027			4,651	4,558	(e)(f)
GraphPAD Software, LLC		1st Lien Delayed Draw Term Loan			4/27/2027			436	(13	)(e)(h)
Heavy Construction Systems Specialists, LLC		1st Lien Revolving Loan			11/16/2027			410	—	(e)(h)
Heavy Construction Systems Specialists, LLC		1st Lien Term Loan	10.60% (1M SOFR + 5.50%)		11/16/2028			4,137	4,137	(e)(f)
Help/Systems Holdings, Inc.		1st Lien Term Loan	9.15% (3M SOFR + 4.00%)		11/19/2026			15,811	14,388	(f)
Help/Systems Holdings, Inc.		2nd Lien Term Loan	11.95% (1M SOFR + 6.75%)		11/19/2027			2,360	1,778	(f)
Idera, Inc.		1st Lien Term Loan	8.96 SOFR + 3.75%)	% (1M	3/2/2028			5,605	5,449	(f)
Idera, Inc.		2nd Lien Term Loan	11.96% (1M SOFR + 6.75%)		3/2/2029			3,534	3,092
Imperva, Inc.		1st Lien Term Loan	9.34% (3M LIBOR + 4.00%)		1/12/2026			2,179	1,965	(f)
Imperva, Inc.		2nd Lien Term Loan	13.13% (3M LIBOR + 7.75%)		1/10/2027			4,502	3,543	(f)
Imprivata, Inc.		2nd Lien Term Loan	11.35% (1M SOFR + 6.25%)		12/1/2028			6,384	5,937	(e)(f)
IQN Holding Corp.		1st Lien Revolving Loan	10.35% (1M SOFR + 5.25%)		5/2/2028			628	92	(e)(h)
IQN Holding Corp.		1st Lien Term Loan	10.38% (3M SOFR + 5.25%)		5/2/2029			6,537	6,407	(e)(f)
IQN Holding Corp.		1st Lien Delayed Draw Term Loan			5/2/2029			1,241	244	(e)(h)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Ivanti Software, Inc.		1st Lien Revolving Loan	11.00% (PRIME + 2.75%)	12/1/2025			$460	$—	(e)(h)
Ivanti Software, Inc.		1st Lien Term Loan	9.28% (3M SOFR + 4.00%)	12/1/2027			54	45
Ivanti Software, Inc.		1st Lien Term Loan	9.50% (3M SOFR + 4.25%)	12/1/2027			5,535	4,661
Ivanti Software, Inc.		2nd Lien Term Loan	12.78% (3M LIBOR + 7.25%)	12/1/2028			5,000	3,228
Kaseya Inc.		1st Lien Revolving Loan	11.36% (1M SOFR + 6.25%)	6/25/2029			2,365	544	(e)(h)
Kaseya Inc.		1st Lien Term Loan	11.35% (1M SOFR + 6.25%)	6/25/2029			39,056	38,275	(e)(f)
Kaseya Inc.		1st Lien Delayed Draw Term Loan	11.35% (1M SOFR + 6.25%)	6/25/2029			2,365	97	(e)(h)
LeanTaaS Holdings, Inc.		1st Lien Term Loan	12.74% (3M SOFR + 7.50%)	7/12/2028			2,635	2,635	(e)
LeanTaaS Holdings, Inc.		1st Lien Delayed Draw Term Loan	12.74% (3M SOFR + 7.50%)	7/12/2028			5,006	821	(e)(h)
Majesco		1st Lien Revolving Loan		9/21/2026			624	—	(e)(h)
Majesco		1st Lien Term Loan	12.62% (3M SOFR + 7.38%)	9/21/2027			7,871	7,871	(e)(f)
Maltese Bidco 1 Limited	United Kingdom	1st Lien Term Loan	9.85% (3M EURIBOR + 6.50%)	2/14/2029			€3,600	3,928	(e)(f)
McAfee Corp.		1st Lien Term Loan	9.11% (3M SOFR + 4.00%)	3/1/2029			5,156	4,922
MH Sub I, LLC (Micro Holding Corp.)		1st Lien Term Loan	8.85% (1M SOFR + 3.75%)	9/13/2024			1,166	1,164	(i)
MH Sub I, LLC (Micro Holding Corp.)		1st Lien Term Loan	9.40% (3M SOFR + 4.25%)	5/3/2028			10,000	9,580
Mimecast Borrowerco, Inc.		1st Lien Term Loan	10.68% (SONIA + 5.75%)	5/18/2029			£7,000	8,801	(e)(f)
Mimecast Borrowerco, Inc.		1st Lien Term Loan	10.95% (1M SOFR + 5.75%)	5/18/2029			38,279	37,896	(e)(f)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Mimecast Borrowerco, Inc.		1st Lien Delayed Draw Term Loan		5/18/2029			$3,831	$(38	)(e)(h)
Mitchell International, Inc.		1st Lien Term Loan	8.94% (1M LIBOR + 3.75%)	10/15/2028			162	158	(i)
Mitchell International, Inc.		2nd Lien Term Loan	11.69% (1M LIBOR + 6.50%)	10/15/2029			12,252	10,762
MRI Software LLC		1st Lien Revolving Loan		2/10/2026			508	(15	)(e)(h)
MRI Software LLC		1st Lien Term Loan	10.84% (3M SOFR + 5.50%)	2/10/2026			6,583	6,385	(e)(f)
MRI Software LLC		1st Lien Term Loan	10.84% (3M SOFR + 5.50%)	2/10/2026			2,236	2,168	(e)(g)
MRI Software LLC		1st Lien Delayed Draw Term Loan		2/10/2026			484	157	(e)(h)
Open Text Corp	Canada	1st Lien Term Loan	8.60% (1M SOFR + 3.50%)	1/31/2030			12,965	13,019	(i)
OpenMarket Inc.		1st Lien Term Loan	11.79% (3M LIBOR + 6.25%)	9/17/2026			6,923	6,923	(e)(f)
Park Place Technologies, LLC		1st Lien Term Loan	10.20% (1M SOFR + 5.00%)	11/10/2027			1,744	1,691	(f)
Park Place Technologies, LLC		2nd Lien Term Loan	14.20% (1M SOFR + 9.00%)	11/10/2028			9,474	9,284	(e)(f)
PDDS Holdco, Inc.		1st Lien Revolving Loan		7/18/2028			58	—	(e)(h)
PDDS Holdco, Inc.		1st Lien Term Loan	13.09% (3M SOFR + 7.50%)	7/18/2028			733	733	(e)
PDDS Holdco, Inc.		1st Lien Delayed Draw Term Loan		7/18/2028			85	—	(e)(h)
PDDS Holdco, Inc.		1st Lien Delayed Draw Term Loan	13.09% (3M SOFR + 7.50%)	7/18/2028			70	70	(e)
PDDS Holdco, Inc.		1st Lien Delayed Draw Term Loan	13.09% (6M SOFR + 7.50%)	7/18/2028			258	258	(e)(i)
PDI TA Holdings, Inc.		1st Lien Revolving Loan	9.75% (3M LIBOR + 4.50%)	10/24/2024			205	100	(e)(h)
Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
PDI TA Holdings, Inc.		1st Lien Term Loan	9.75% (3M LIBOR + 4.50%)	10/24/2024			$2,329	$2,305	(e)(f)
PDI TA Holdings, Inc.		2nd Lien Term Loan	13.88% (3M LIBOR + 8.50%)	10/24/2025			1,107	1,096	(e)
PDI TA Holdings, Inc.		2nd Lien Term Loan	13.88% (3M LIBOR + 8.50%)	10/24/2025			245	242	(e)(f)
PDI TA Holdings, Inc.		2nd Lien Delayed Draw Term Loan	13.88% (3M LIBOR + 8.50%)	10/24/2025			138	136	(e)
Pluralsight, Inc.		1st Lien Revolving Loan	13.04% (3M SOFR + 8.00%)	4/6/2027			1,204	566	(e)(h)
Pluralsight, Inc.		1st Lien Term Loan	13.04% (3M SOFR + 8.00%)	4/6/2027			16,506	16,011	(e)
Polaris Newco, LLC		1st Lien Term Loan	9.54% (3M LIBOR + 4.00%)	6/2/2028			499	458
Precisely Software Incorporated (fka Syncsort Incorporated)		1st Lien Term Loan	9.51% (3M LIBOR + 4.25%)	4/24/2028			13,332	12,613	(f)
ProfitSolv Purchaser, Inc.		1st Lien Revolving Loan		3/5/2027			608	(12	)(e)(h)
ProfitSolv Purchaser, Inc.		1st Lien Term Loan	10.60% (1M SOFR + 5.50%)	3/5/2027			3,747	3,672	(e)(f)
ProfitSolv Purchaser, Inc.		1st Lien Delayed Draw Term Loan	10.70% (1M SOFR + 5.50%)	3/5/2027			1,337	1,311	(e)
Project Accelerate Parent LLC		1st Lien Term Loan	9.47% (1M LIBOR + 4.25%)	1/2/2025			5,197	5,106
Project Boost Purchaser, LLC		1st Lien Term Loan	8.60% (1M SOFR + 3.50%)	6/1/2026			4,893	4,826(i)
Project Essential Bidco, Inc.		1st Lien Revolving Loan		4/20/2027			121	(4	)(e)(h)
Project Essential Bidco, Inc.		1st Lien Term Loan	11.43% (1M SOFR + 6.25%)	4/20/2028			4,046	3,925	(e)(f)
Proofpoint, Inc.		1st Lien Revolving Loan		8/31/2026			240	—	(e)(h)
Proofpoint, Inc.		1st Lien Term Loan	8.47% (1M SOFR + 3.25%)	8/31/2028			7,413	7,247

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Proofpoint, Inc.		2nd Lien Term Loan	11.47% (1M SOFR + 6.25%)	8/31/2029			$5,156	$5,156	(e)
Pushpay USA Inc.		1st Lien Revolving Loan		5/10/2029			18	(1	)(e)(h)
Pushpay USA Inc.		1st Lien Term Loan	11.97% (3M SOFR + 6.75%)	5/10/2030			232	225	(e)
QF Holdings, Inc.		1st Lien Revolving Loan	11.50% (1M SOFR + 6.25%)	12/15/2027			317	85	(e)(h)
QF Holdings, Inc.		1st Lien Term Loan	11.45% (1M SOFR + 6.25%)	12/15/2027			1,313	1,313	(e)
QF Holdings, Inc.		1st Lien Term Loan	11.45% (1M SOFR + 6.25%)	12/15/2027			2,500	2,500	(e)(f)
QF Holdings, Inc.		1st Lien Delayed Draw Term Loan	11.45% (1M SOFR + 6.25%)	12/15/2027			263	263	(e)
QF Holdings, Inc.		1st Lien Delayed Draw Term Loan	11.50% (1M SOFR + 6.25%)	12/15/2027			263	263	(e)
Quest Software US Holdings Inc.		1st Lien Term Loan	9.30% (3M SOFR + 4.25%)	2/1/2029			7,431	5,741	(i)
Quest Software US Holdings Inc.		2nd Lien Term Loan	12.55% (3M SOFR + 7.50%)	2/1/2030			2,032	1,331
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Revolving Loan		10/5/2027			498	—	(e)(h)
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Term Loan	11.37% (3M SOFR + 6.13%)	10/5/2028			3,191	3,191	(e)(f)
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Term Loan	11.37% (3M SOFR + 6.13%)	10/5/2028			2,793	2,793	(e)
RealPage, Inc.		2nd Lien Term Loan	11.65% (1M LIBOR + 6.50%)	4/23/2029			9,423	9,234	(e)(f)
Relativity ODA LLC		1st Lien Revolving Loan		5/12/2027			1	—	(e)(h)
Relativity ODA LLC		1st Lien Term Loan	11.70% (1M SOFR + 6.50%)	5/12/2027			7,543	7,543	(e)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Revalize, Inc.		1st Lien Revolving Loan		4/15/2027			$227	$(11	)(e)(h)
Revalize, Inc.		1st Lien Delayed Draw Term Loan	10.95% (1M SOFR + 5.75%)	4/15/2027			2,932	2,786	(e)
RMS Holdco II, LLC		1st Lien Revolving Loan		12/16/2027			883	(18	)(e)(h)
RMS Holdco II, LLC		1st Lien Term Loan	11.49% (3M LIBOR + 6.25%)	12/16/2027			7,121	6,978	(e)(f)
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.)		1st Lien Term Loan	8.85% (1M SOFR + 3.75%)	2/24/2028			7,258	7,207
Smarsh Inc.		1st Lien Revolving Loan		2/16/2029			227	—	(e)(h)
Smarsh Inc.		1st Lien Term Loan	11.84% (6M SOFR + 6.50%)	2/16/2029			3,561	3,561	(e)(f)
Smarsh Inc.		1st Lien Delayed Draw Term Loan	11.84% (6M SOFR + 6.50%)	2/16/2029			890	445	(e)(h)
Sophia, L.P.		1st Lien Term Loan	9.04% (3M LIBOR + 3.50%)	10/7/2027			10,556	10,431
Sophia, L.P.		1st Lien Term Loan	9.35% (1M SOFR + 4.25%)	10/7/2027			988	976
Sophia, L.P.		2nd Lien Term Loan	13.20% (1M SOFR + 8.00%)	10/9/2028			10,498	10,183	(e)(f)
Storable, Inc.		2nd Lien Term Loan	12.09% (3M SOFR + 6.75%)	4/16/2029			9,527	9,242	(e)(f)
Sundance Group Holdings, Inc.		1st Lien Revolving Loan	11.52% (1M SOFR + 6.25%)	7/2/2027			1	—	(e)(h)
Sundance Group Holdings, Inc.		1st Lien Term Loan	11.41% (3M SOFR + 6.25%)	7/2/2027			1,510	1,510	(e)(f)
Sundance Group Holdings, Inc.		1st Lien Term Loan	11.61% (3M SOFR + 6.25%)	7/2/2027			81	81	(e)
Sundance Group Holdings, Inc.		1st Lien Delayed Draw Term Loan	11.44% (3M SOFR + 6.25%)	7/2/2027			453	453	(e)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
TCP Hawker Intermediate LLC		1st Lien Revolving Loan		8/29/2025			$458	$—	(e)(h)
TCP Hawker Intermediate LLC		1st Lien Term Loan	10.64% (3M SOFR + 5.25%)	8/31/2026			2,721	2,721	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Delayed Draw Term Loan	10.49% (3M SOFR + 5.25%)	8/31/2026			971	971	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Delayed Draw Term Loan	10.64% (3M SOFR + 5.25%)	8/31/2026			915	520	(e)(h)
Tiger UK Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.15% (SONIA + 6.72%)	6/30/2028			£1,464	1,859	(e)
Tiger UK Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.15% (SONIA + 6.72%)	6/30/2028			£5,529	7,021	(e)(f)
UKG Inc.		1st Lien Revolving Loan		2/1/2026			3	—	(e)(h)
UserZoom Technologies, Inc.		1st Lien Term Loan	12.42% (3M SOFR + 7.50%)	4/5/2029			250	243	(e)
WebPT, Inc.		1st Lien Revolving Loan	14.00% (PRIME + 5.75%)	1/18/2028			216	62	(e)(h)
WebPT, Inc.		1st Lien Term Loan	12.11% (3M SOFR + 6.75%)	1/18/2028			2,042	2,042	(e)
Wellness AcquisitionCo, Inc.		1st Lien Revolving Loan		1/20/2027			504	—	(e)(h)
Wellness AcquisitionCo, Inc.		1st Lien Term Loan	10.86% (3M SOFR + 5.50%)	1/20/2027			3,048	3,048	(e)(f)
Wellness AcquisitionCo, Inc.		1st Lien Delayed Draw Term Loan		1/20/2027			609	—	(e)(h)
WorkWave Intermediate II, LLC		1st Lien Revolving Loan		6/29/2027			460	—	(e)(h)
WorkWave Intermediate II, LLC		1st Lien Term Loan	12.59% (3M SOFR + 7.25%)	6/29/2027			4,603	4,603	(e)
WorkWave Intermediate II, LLC		1st Lien Delayed Draw Term Loan	12.59% (3M SOFR + 7.25%)	6/29/2027			3,199	3,199	(e)
WSBidCo Limited	Jersey	1st Lien Term Loan	11.68% (SONIA + 7.25%)	6/16/2028			£2,679	3,402	(e)(f)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
WSBidCo Limited	Jersey	1st Lien Delayed Draw Term Loan		6/16/2028				£2,885	$1	(e)(h)
WSBidCo Limited	Jersey	1st Lien Delayed Draw Term Loan	11.68% (SONIA + 7.25%)	6/16/2028				£2,679	3,402	(e)
									743,869		27.79%
Technology Hardware and Equipment
Avaya Inc.		1st Lien Term Loan	13.60% (1M SOFR + 8.50%)	8/1/2028				320	273
Chariot Buyer LLC		1st Lien Revolving Loan	8.20% (1M SOFR + 3.00%)	11/3/2026				100	4	(e)(h)
Chariot Buyer LLC		2nd Lien Term Loan	12.09% (3M SOFR + 6.75%)	11/5/2029				13,662	13,252	(e)(f)
Emerald Debt Merger Sub LLC		1st Lien Term Loan		5/31/2030				4,174	4,170	(i)
FL Hawk Intermediate Holdings, Inc.		1st Lien Revolving Loan		2/22/2027				1,312	(13	)(e)(h)
FL Hawk Intermediate Holdings, Inc.		1st Lien Term Loan	9.99% (3M SOFR + 4.75%)	2/22/2028				7,289	7,216	(e)(f)
Flexential Topco Corporation		1st Lien Revolving Loan	26.00%	8/25/2027				3,000	1,770	(e)(h)
Micromeritics Instrument Corp.		1st Lien Revolving Loan		12/18/2025				331	—	(e)(h)
Micromeritics Instrument Corp.		1st Lien Term Loan	9.84% (3M SOFR + 4.50%)	12/18/2025				1,590	1,590	(e)(f)
MWG BidCo ApS	Denmark	1st Lien Term Loan	10.20% (3M CIBOR + 6.75%)	2/29/2028			DKK	20,066	2,941	(e)
MWG BidCo ApS	Denmark	1st Lien Delayed Draw Term Loan		2/29/2028			DKK	4,934	—	(e)(h)
Repairify, Inc.		1st Lien Revolving Loan	10.28% (3M SOFR + 5.00%)	6/14/2027				766	352	(e)(h)
Repairify, Inc.		1st Lien Term Loan	10.34% (6M SOFR + 5.00%)	6/14/2027				3,508	3,368	(e)(f)
Stellant Midco, LLC		1st Lien Term Loan	10.76% (3M SOFR + 5.50%)	10/2/2028				1,598	1,598	(e)(f)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Wildcat BuyerCo, Inc.		1st Lien Revolving Loan		2/27/2026			$255	$—	(e)(h)
Wildcat BuyerCo, Inc.		1st Lien Term Loan	11.14% (3M SOFR + 5.75%)	2/27/2026			3,171	3,171	(e)(f)
Wildcat BuyerCo, Inc.		1st Lien Delayed Draw Term Loan	10.99% (3M SOFR + 5.75%)	2/27/2026			1,056	1,056	(e)(f)
Wildcat BuyerCo, Inc.		1st Lien Delayed Draw Term Loan	11.14% (3M SOFR + 5.75%)	2/27/2026			1,343	1,343	(e)
								42,091		1.57%
Telecommunication Services
Aventiv Technologies, LLC		1st Lien Term Loan	10.23% (3M LIBOR + 4.50%)	11/1/2024			2,591	2,306
Aventiv Technologies, LLC		2nd Lien Term Loan	13.98% (3M LIBOR + 8.25%)	11/1/2025			5,692	3,984	(e)
CB-SDG Limited	United Kingdom	1st Lien Term Loan		4/2/2026			£3,466	2,298	(e)(f)(g)(j)
Commify Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.04% (6M EURIBOR + 6.75%)	9/14/2026			€973	698	(e)(h)
Commify Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.29% (6M EURIBOR + 8.00%)	9/14/2026			€2,834	3,093	(e)(f)
Commify Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.79% (6M EURIBOR + 6.50%)	9/14/2026			€761	805	(e)(h)
Delta Topco, Inc.		2nd Lien Term Loan	12.57% (6M SOFR + 7.25%)	12/1/2028			3,964	3,604
Panther NewCo	France	1st Lien Term Loan	9.35% (3M EURIBOR + 5.75%)	5/24/2029			€8,250	9,003	(e)
Panther NewCo	France	1st Lien Delayed Draw Term Loan	9.35% (3M EURIBOR + 5.75%)	5/24/2029			€3,498	1,145	(e)(h)
Zayo Group Holdings, Inc.		1st Lien Term Loan	8.10% (1M SOFR + 3.00%)	3/9/2027			2,191	1,714
								28,650		1.07%
Transportation
Apple Bidco, LLC		1st Lien Term Loan	7.85% (1M SOFR + 2.75%)	9/22/2028			2,513	2,489

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Apple Bidco, LLC		1st Lien Term Loan	9.10% (1M SOFR + 4.00%)	9/22/2028			$2,992	$2,974	(i)
Commercial Trailer Leasing, Inc.		1st Lien Revolving Loan	11.39% (3M SOFR + 6.25%)	1/19/2026			741	395	(e)(h)
Commercial Trailer Leasing, Inc.		1st Lien Term Loan	11.43% (3M SOFR + 6.25%)	1/19/2026			11,659	11,659	(e)(f)
Commercial Trailer Leasing, Inc.		1st Lien Delayed Draw Term Loan	11.38% (3M SOFR + 6.25%)	1/19/2026			1,411	1,411	(e)
Commercial Trailer Leasing, Inc.		2nd Lien Term Loan	13.00% (3M LIBOR + 13.00%)	1/19/2027			2,222	2,222	(e)(f)
Draken Bidco Limited	United Kingdom	1st Lien Term Loan	11.98% (3M SOFR + 7.00%)	7/20/2029			10,560	10,560	(e)(f)
Draken Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan		7/20/2029			1,440	—	(e)(h)(i)
Neovia Logistics, LP		1st Lien Term Loan	14.04% (3M SOFR + 9.00%)	11/1/2027			421	310	(e)(h)
Shur-Co Acquisition, Inc.		1st Lien Revolving Loan	10.90% (6M SOFR + 6.00%)	6/30/2027			441	441	(e)(f)
Shur-Co Acquisition, Inc.		1st Lien Term Loan	10.90% (3M SOFR + 6.00%)	6/30/2027			2,342	2,342	(e)(f)
Shur-Co Acquisition, Inc.		1st Lien Term Loan	10.90% (6M SOFR + 6.00%)	6/30/2027			249	249	(e)(f)
Shur-Co Acquisition, Inc.		1st Lien Term Loan	11.39% (3M SOFR + 6.05%)	6/30/2027			556	556	(e)
								35,608		1.33%
Utilities
Scholt Energy B.V.	Netherlands	1st Lien Term Loan	9.85% (3M EURIBOR + 6.25%)	8/10/2028			€8,000	8,730	(e)(f)
WIN Waste Innovations Holdings Inc.		1st Lien Term Loan	7.85% (1M SOFR + 2.75%)	3/24/2028			4,095	3,496
								12,226		0.46%
Total Senior Loans (Cost $3,035,745)								2,938,467		109.78%

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Subordinated Loans(b)(c)(d)(e)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Commercial and Professional Services
Nest Topco Borrower Inc.		Subordinated Term Loan	14.00% (3M LIBOR + 8.50%)	8/31/2029			$13,162	$12,898	(g)
Visual Edge Technology, Inc.		Subordinated Term Loan		9/3/2024			297	120	(j)
								13,018		0.49%
Financial Services
eCapital Finance Corp.	Canada	Subordinated Term Loan	13.01% (1M SOFR + 7.75%)	12/31/2025			31,852	31,852
eCapital Finance Corp.	Canada	Subordinated Delayed Draw Term Loan	13.01% (1M SOFR + 7.75%)	12/31/2025			2,804	2,803
TVG-TMG Topco, Inc.		Subordinated Term Loan	12.00%	3/30/2029			3,100	2,914	(g)
								37,569		1.40%
Pharmaceuticals, Biotechnology and Life Sciences
Cardinal Topco Holdings, L.P.		Subordinated Term Loan	11.00%	3/17/2025			9	8	(g)
								8		—%
Total Subordinated Loans (Cost $50,425)								50,595		1.89%
Corporate Bonds(b)(c)
Automobiles and Components
Nissan Motor Co Ltd	Japan		4.35%	9/17/2027			3,571	3,248	(d)
								3,248		0.12%
Capital Goods
Artera Services, LLC			9.03%	12/4/2025			505	442	(d)
LBM Acquisition LLC			6.25%	1/15/2029			11,209	9,273	(d)
Specialty Building Products Holdings LLC			6.38%	9/30/2026			12,984	12,267	(d)
SRS Distribution Inc.			6.00%	12/1/2029			5,000	4,315	(d)
Tutor Perini Corporation			6.88%	5/1/2025			10,470	8,683	(d)
VistaJet Malta Finance PLC	Switzerland		6.38%	2/1/2030			4,000	3,221	(d)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Corporate Bonds(b)(c) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
VistaJet Malta Finance PLC	Switzerland		9.50%	6/1/2028			$5,411	$4,971	(d)
								43,172		1.62%
Commercial and Professional Services
NBLY 2021-1			3.58%	4/30/2051			25	21	(d)(e)
Neptune BidCo US Inc.			9.29%	4/15/2029			8,991	8,257	(d)
VRC Companies, LLC			12.00%	6/29/2028			25	24	(e)
								8,302		0.31%
Consumer Discretionary Distribution and Retail
Carvana Co			4.88%	9/1/2029			750	425	(d)
HSE Finance Sarl	Luxembourg		9.07% (3M EURIBOR + 5.75%)	10/15/2026			€4,034	2,654
SCIH Salt Holdings Inc.			4.88%	5/1/2028			3,009	2,687	(d)
Shiba Bidco SpA	Italy		4.50%	10/31/2028			€1,033	995
								6,761		0.25%
Consumer Durables and Apparel
Ashton Woods USA LLC			4.63%	8/1/2029			1,600	1,364	(d)
Ashton Woods USA LLC			4.63%	4/1/2030			520	444	(d)
								1,808		0.07%
Consumer Services
AUTHB 2021-1			3.73%	7/30/2051			25	20	(d)(e)
Hilton Domestic Operating Company Inc.			3.75%	5/1/2029			5,273	4,680	(d)
SERV 2020-1			3.34%	1/30/2051			25	19	(d)(e)
VICI Properties			3.75%	2/15/2027			2,846	2,612	(d)
Viking Cruises Ltd			5.88%	9/15/2027			3,000	2,757	(d)
								10,088		0.38%
Consumer Staples Distribution and Retail
BUNDT 2021-1			2.99%	7/30/2051			25	21	(d)(e)
								21		—%

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Corporate Bonds(b)(c) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Energy
Apache Corporation			5.10%	9/1/2040			$3,000	$2,437
Ascent Resources - Utica LLC			7.00%	11/1/2026			4,989	4,828	(d)
Ascent Resources - Utica LLC			9.00%	11/1/2027			500	622	(d)
Blue Racer Midstream LLC			7.63%	12/15/2025			7,807	7,892	(d)
CITGO Holding Inc			9.25%	8/1/2024			3,000	3,000	(d)
Enviva Partners LP			6.50%	1/15/2026			3,916	3,084	(d)
ITT Holdings LLC			6.50%	8/1/2029			12,137	10,225	(d)
Summit Midstream Holdings LLC			5.75%	4/15/2025			1,166	1,059
Western Midstream Operating LP			5.50%	2/1/2050			3,000	2,457
								35,604		1.33%
Equity Real Estate Investment Trusts (REITs)
Brookfield Property REIT Inc			4.50%	4/1/2027			7,708	6,491	(d)
Brookfield Property REIT Inc			5.75%	5/15/2026			2,667	2,444	(d)
HAT Holdings I LLC			3.75%	9/15/2030			3,694	2,898	(d)
Iron Mountain Inc			4.88%	9/15/2027			714	675	(d)
Iron Mountain Inc			4.88%	9/15/2029			3,154	2,823	(d)
Iron Mountain Inc			5.25%	7/15/2030			4,089	3,672	(d)
								19,003		0.71%
Financial Services
BCC Blueprint Investments, LLC			9.30%	9/15/2026			599	599	(e)
Blackstone Private Credit Fund			2.35%	11/22/2024			8,500	7,939

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Corporate Bonds(b)(c) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Blackstone Private Credit Fund			2.63%	12/15/2026			$5,000	$4,251
Castor S.p.A.	Italy		6.00%	2/15/2029			€1,977	1,850
Castor S.p.A.	Italy		6.00%	2/15/2029			€2,000	1,871	(d)
Ford Motor Credit Co. LLC			4.13%	8/17/2027			3,081	2,812
Ford Motor Credit Co. LLC			6.95%	3/6/2026			3,000	3,016
HighTower Holding, LLC			6.75%	4/15/2029			3,280	2,837	(d)
Ladder Capital Finance Holdings LLLP			4.25%	2/1/2027			3,016	2,620	(d)
Ladder Capital Finance Holdings LLLP			5.25%	10/1/2025			2,600	2,456	(d)
Midcap Financial Issuer Trust			6.50%	5/1/2028			5,000	4,450	(d)
Rocket Mortgage LLC			3.63%	3/1/2029			3,757	3,158	(d)
SoFi Technologies Inc				10/15/2026			5,325	4,180
WAX 2022-1				3/15/2052			18,858	17,374	(d)(e)
								59,413		2.22%
Food and Beverage
Chobani LLC			7.50%	4/15/2025			6,000	5,969	(d)
Triton Water Holdings, Inc.			6.25%	4/1/2029			100	83	(d)
								6,052		0.23%
Health Care Equipment and Services
Air Methods Corporation			8.00%	5/15/2025			6,274	47	(d)
HCA Inc			3.50%	9/1/2030			4,000	3,504
								3,551		0.13%
Insurance
Alliant Holdings Intermediate LLC			4.25%	10/15/2027			1,556	1,396	(d)
Alliant Holdings Intermediate LLC			6.75%	10/15/2027			3,000	2,823	(d)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Corporate Bonds(b)(c) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Ardonagh Midco 2 PLC	United Kingdom		11.50%	1/15/2027			$34	$32	(d)(g)
NFP Corp.			6.88%	8/15/2028			2,624	2,278	(d)
								6,529		0.24%
Materials
Ball Corp			2.88%	8/15/2030			7,000	5,800
CF Industries Inc.			5.15%	3/15/2034			1,800	1,721
Chemours Company, The			4.63%	11/15/2029			2,746	2,321	(d)
Kobe US Midco 2 Inc			9.25%	11/1/2026			666	440	(d)(g)
Mauser Packaging Solutions Holding Company			9.25%	4/15/2027			4,644	4,286	(d)
OI European Group BV	Netherlands		4.75%	2/15/2030			4,000	3,580	(d)
Owens-Brockway Glass Container Inc			6.63%	5/13/2027			2,250	2,228	(d)
Tronox Inc			4.63%	3/15/2029			3,000	2,493	(d)
								22,869		0.85%
Media and Entertainment
Aventine Holdings II LLC			10.25%	12/23/2030			10,965	8,991	(e)(g)
CSC Holdings LLC			3.38%	2/15/2031			4,000	2,708	(d)
CSC Holdings LLC			4.50%	11/15/2031			870	606	(d)
CSC Holdings LLC			4.63%	12/1/2030			2,000	890	(d)
CSC Holdings LLC			5.25%	6/1/2024			1,000	930
Eagle Football Holdings BidCo Limited	United Kingdom		13.27% (3M SOFR + 8.00%)	12/13/2028			1,232	1,134	(e)
Eagle Football Holdings BidCo Limited	United Kingdom		15.00%	12/13/2028			673	659	(e)(g)
Tegna Inc			4.63%	3/15/2028			2,000	1,765

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Corporate Bonds(b)(c) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Virgin Media Vendor Financing Notes IV DAC	Ireland		5.00%	7/15/2028			$3,000	$2,624	(d)
								20,307		0.76%
Software and Services
AffiniPay Intermediate Holdings, LLC			15.06% (3M SOFR + 10.00%)	6/9/2030			5,429	5,321	(e)
Cloud Software Group, Inc.			9.00%	9/30/2029			7,944	6,905	(d)
Insightful Science Intermediate I, LLC			10.50%	4/28/2032			1,279	1,164	(e)
								13,390		0.50%
Technology Hardware and Equipment
Avaya Inc.			6.13%	9/15/2028			1,302	313	(d)(e)
ViaSat, Inc.			6.50%	7/15/2028			2,790	2,365	(d)
								2,678		0.10%
Telecommunication Services
Telesat Canada	Canada		5.63%	12/6/2026				6,420		3,962 (d)
Telesat Canada	Canada		6.50%	10/15/2027			1,925	774	(d)
Zayo Group Holdings, Inc.			4.00%	3/1/2027			500	353	(d)
								5,089		0.19%
Transportation
Allegiant Travel Co.			7.25%	8/15/2027			5,000	4,982	(d)
Hawaiian Brand Intellectual Property Ltd			5.75%	1/20/2026			3,110	2,943	(d)
								7,925		0.30%
Utilities
New Fortress Energy Inc			6.50%	9/30/2026			10,500	9,396	(d)
								9,396		0.35%
Total Corporate Bonds (Cost $311,143)								285,206		10.66%

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Debt(b)(c)(d)(e)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
AIMCO 2021-15	Cayman Islands		11.21% (3M LIBOR + 5.95%)	10/17/2034			$750	$701
AMMC 2012-11	Cayman Islands		11.10% (3M LIBOR + 5.80%)	4/30/2031			1,500	1,289
AMMC 2018-22	Cayman Islands		10.76% (3M LIBOR + 5.50%)	4/25/2031			750	646
ATCLO 2016-7	Cayman Islands		13.51% (3M LIBOR + 8.05%)	11/27/2031			875	485
ATRM 13	Cayman Islands		11.32% (3M LIBOR + 6.05%)	11/21/2030			1,350	1,219
ATRM 9	Cayman Islands		11.91% (3M LIBOR + 6.45%)	5/28/2030			2,000	1,820
BABSN 2015-2	Cayman Islands		6.44% (3M LIBOR + 1.19%)	10/20/2030			1,630	1,621
BALLY 2023-24	Jersey		10.31% (3M SOFR + 5.05%)	7/15/2036			2,000	2,001
BCC 2019-2	Cayman Islands		11.58% (3M LIBOR + 6.32%)	10/17/2032			1,250	1,099
BCC 2019-4	Cayman Islands		13.07% (3M SOFR + 7.99%)	4/23/2035			6,000	5,449
BCC 2021-3	Cayman Islands		11.77% (3M LIBOR + 6.50%)	7/24/2034			500	453
BCC 2022-2	Jersey		12.91% (3M SOFR + 7.84%)	4/22/2035			8,000	7,483
BCC 2023-3	Jersey			7/24/2036			3,000	3,011	(l)
BCHPK 2019-1	Cayman Islands		11.49% (3M SOFR + 6.50%)	1/17/2035			500	447
CANYC 2018-1	Cayman Islands		11.01% (3M LIBOR + 5.75%)	7/15/2031			850	705
CANYC 2020-1	Cayman Islands		11.61% (3M LIBOR + 6.35%)	7/15/2034			1,952	1,755
CEDF 2018-9	Cayman Islands		10.60% (3M LIBOR + 5.35%)	4/20/2031			250	218
CGMS 2023-2	Cayman Islands		10.26% (3M SOFR + 5.00%)	7/20/2036			5,000	5,019

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Debt(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)	% of Net Assets
CIFC 2014-3	Cayman Islands		11.37% (3M LIBOR + 6.10%)	10/22/2031			$997	$869
CIFC 2015-1A	Cayman Islands		6.38% (3M LIBOR + 1.11%)	1/22/2031			4,000	3,963
CIFC 2017-2	Cayman Islands		11.20% (3M LIBOR + 5.95%)	4/20/2030			250	218
CRBN 2017-1	Cayman Islands		6.39% (3M LIBOR + 1.14%)	1/20/2031			5,750	5,706
DEN12 2016-1	Cayman Islands		11.16% (3M LIBOR + 5.90%)	4/15/2031			750	568
DEN14 2016-1	Cayman Islands		11.62% (3M LIBOR + 6.35%)	10/23/2031			750	603
DEN16 2018-1	Cayman Islands		7.85% (3M LIBOR + 2.60%)	1/20/2030			1,500	1,337
DRSLF 2013-28	Cayman Islands		13.07% (3M LIBOR + 7.75%)	8/15/2030			500	395
DRSLF 2018-55	Cayman Islands		10.66% (3M LIBOR + 5.40%)	4/15/2031			375	317
DRSLF 2018-57	Cayman Islands		10.52% (3M LIBOR + 5.20%)	5/15/2031			500	404
DRSLF 2018-58	Cayman Islands		10.61% (3M LIBOR + 5.35%)	7/17/2031			1,000	847
DRSLF 2018-70	Cayman Islands		11.31% (3M LIBOR + 6.05%)	1/16/2032			250	221
DRSLF 2020-83	Cayman Islands		10.81% (3M LIBOR + 5.55%)	1/18/2032			800	698
DRSLF 2020-86	Cayman Islands		11.76% (3M LIBOR + 6.50%)	7/17/2034			250	222
ELMW8 2021-1	Cayman Islands		13.25% (3M LIBOR + 8.00%)	1/20/2034			750	639
FILPK 2018-1	Cayman Islands		10.66% (3M LIBOR + 5.40%)	7/15/2030			288	256
FLAT 2021-1	Cayman Islands		11.27% (3M LIBOR + 6.00%)	7/19/2034			250	237

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Debt(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)	% of Net Assets
GLD10 2015-10	Cayman Islands		10.90% (3M LIBOR + 5.65%)	7/20/2031			$750	$688
ICG 2018-1	Cayman Islands		10.41% (3M LIBOR + 5.15%)	4/21/2031			500	380
INGIM 2013-3	Cayman Islands		11.14% (3M SOFR + 6.16%)	10/18/2031			1,250	1,064
JNPPK 2023-1	Jersey		9.86% (3M SOFR + 4.70%)	7/20/2035			2,500	2,496
KKR 2022-41	Cayman Islands		11.69% (3M SOFR + 6.70%)	4/15/2035			1,500	1,324
KKR 34	Cayman Islands		12.11% (3M LIBOR + 6.85%)	7/15/2034			600	549
MAGNE 2015-14R	Cayman Islands		6.38% (3M LIBOR + 1.12%)	10/18/2031			14,800	14,684
MAGNE 2015-15	Cayman Islands		10.53% (3M SOFR + 5.46%)	7/25/2031			500	451
MDPK 2014-14	Cayman Islands		13.04% (3M LIBOR + 7.77%)	10/22/2030			1,000	778
MDPK 2016-22	Cayman Islands		11.96% (3M LIBOR + 6.70%)	1/15/2033			1,100	1,002
MDPK 2018-27	Cayman Islands		10.25% (3M LIBOR + 5.00%)	4/20/2030			650	590
MDPK 2018-28	Cayman Islands		12.86% (3M LIBOR + 7.60%)	7/15/2030			500	418
MDPK 2020-46	Cayman Islands		11.51% (3M LIBOR + 6.25%)	10/15/2034			750	710
MDPK 2021-52	Cayman Islands		11.77% (3M LIBOR + 6.50%)	1/22/2035			450	411
MDPK 2021-59	Cayman Islands		6.40% (3M LIBOR + 1.14%)	1/18/2034			1,500	1,484
MDPK 2022-55	Cayman Islands		13.15% (3M SOFR + 8.17%)	7/18/2035			852	847
OAKC 2022-13	Bermuda		10.24% (3M SOFR + 5.19%)	7/20/2035			418	420

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Debt(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)	% of Net Assets
OCT35 2018-1	Cayman Islands		10.45% (3M LIBOR + 5.20%)	1/20/2031			$1,500	$1,194
OHALF 2015-1	Cayman Islands		11.92% (3M LIBOR + 6.65%)	1/19/2037			860	851
OHALF 2016-1	Cayman Islands		11.60% (3M LIBOR + 6.35%)	1/20/2033			4,000	3,809
PLMRS 2018-2	Cayman Islands		6.36% (3M LIBOR + 1.10%)	7/16/2031			6,250	6,211
RSRVA 2016-3	Cayman Islands		11.76% (3M LIBOR + 6.50%)	1/18/2034			500	440
TFLAT 2018-1	Cayman Islands		11.45% (3M LIBOR + 6.15%)	1/29/2032			250	239
VENTR 2019-36	Cayman Islands		12.17% (3M LIBOR + 6.92%)	4/20/2032			300	211
VENTR 2019-37	Cayman Islands		12.21% (3M LIBOR + 6.95%)	7/15/2032			3,000	2,130
VOYA 2016-3	Cayman Islands		6.45% (3M LIBOR + 1.19%)	10/18/2031			14,055	13,934
VOYA 2019-4	Cayman Islands		11.97% (3M LIBOR + 6.71%)	1/15/2035			500	446
WELF 2017-3	Cayman Islands		10.81% (3M LIBOR + 5.55%)	1/17/2031			1,000	670
WELF 2018-3	Cayman Islands		11.50% (3M LIBOR + 6.25%)	1/20/2032			250	186
WOODS 2018-12	Cayman Islands		11.34% (3M LIBOR + 5.79%)	6/15/2031			750	565
Total Collateralized Loan Obligations — Debt (Cost $117,761)								112,103	4.19%
Collateralized Loan Obligations — Equity(d)(e)
AIMCO 2019-10	Cayman Islands		29.76%	7/22/2032			5,500	3,485
AIMCO 2020-11	Cayman Islands		24.31%	10/17/2034			7,258	6,320
AIMCO 2021-14	Cayman Islands		19.87%	4/20/2034			1,000	759
AIMCO 2021-16	Cayman Islands		15.80%	1/17/2035			5,600	4,421

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e) (continued)
Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)	% of Net Assets
ANCHC 2019-13	Cayman Islands		15.88%	4/15/2034			$750	$512
ANCHC 2020-16	Cayman Islands		15.78%	1/19/2035			250	141
ANCHC 2021-20	Cayman Islands		6.55%	1/20/2035			4,650	2,878
ANCHF 2015-1	Cayman Islands		35.97%	7/28/2037			4,860	3,117
ANCHF 2015-2	Cayman Islands			4/25/2038			4,550	2,821
ANCHF 2016-3	Cayman Islands		18.23%	1/28/2039			520	300
ANCHF 2016-3	Cayman Islands		31.11%	1/28/2039			2,840	1,639
ANCHF 2016-4	Cayman Islands		33.30%	4/27/2039			4,830	2,817
ANCHF 2018-5	Cayman Islands			4/25/2036			4,900	2,876
ANCHF 2018-6	Cayman Islands		37.10%	7/25/2036			1,800	713
ANCHF 2019-7	Cayman Islands			4/25/2037			1,420	767
ANCHF 2019-8	Cayman Islands		33.37%	7/25/2037			404	201
ANCHF 2019-9	Cayman Islands			10/25/2037			930	560
ANCHF 2020-10	Cayman Islands		27.55%	4/25/2038			1,731	946
ATRM 15	Cayman Islands		18.43%	1/23/2031			4,080	2,187
AVERY 2015-6	Cayman Islands		0.10%	8/5/2027			314	—
BARK 2021-1	Cayman Islands		16.91%	4/20/2034			250	167
BCC 2017-2	Cayman Islands		14.02%	7/25/2034			3,461	2,464
BCC 2018-1	Cayman Islands		8.75%	4/23/2031			1,420	453
BCC 2019-1	Cayman Islands		19.08%	4/18/2032			1,400	809
BCC 2019-2	Cayman Islands		20.63%	10/17/2032			810	465
BCC 2020-1	Cayman Islands		27.07%	4/18/2033			1,250	719
BCC 2020-2	Cayman Islands		43.33%	7/19/2034			800	502
BCC 2021-2	Cayman Islands		12.09%	7/16/2034			1,000	556
Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e) (continued)
Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)	% of Net Assets
BCC 2022-1	Cayman Islands		18.26%	4/18/2035			$6,750	$4,201
CANYC 2019-1	Cayman Islands		15.53%	4/15/2032			2,798	1,351
CEDF 2016-5	Cayman Islands		19.46%	7/17/2031			2,000	1,245
CEDF 2017-8	Cayman Islands		14.99%	10/17/2034			365	166
CGMS 2018-3	Cayman Islands			10/15/2030			750	290
CGMS 2018-4	Cayman Islands		13.88%	1/20/2031			2,310	1,144
CGMS 2019-3	Cayman Islands		19.89%	10/20/2032			3,875	2,536
CGMS 2021-5	Cayman Islands		22.03%	7/20/2034			500	332
CGMS 2021-8	Cayman Islands		19.86%	10/15/2034			1,000	675
CIFC 2015-4	Cayman Islands		11.45%	4/20/2034			2,252	846
CIFC 2018-5	Cayman Islands		19.51%	1/15/2032			625	299
CIFC 2019-1	Cayman Islands		18.24%	4/20/2032			1,500	750
CIFC 2019-FAL	Cayman Islands		11.49%	1/20/2033			3,050	2,100
CIFC 2020-3	Cayman Islands		12.94%	10/20/2034			1,000	779
CIFC 2021-5	Cayman Islands		16.24%	7/15/2034			5,200	3,765
CIFC 2021-7	Cayman Islands		19.16%	1/23/2035			250	176
DAVIS 2022-1	Cayman Islands			4/20/2035			14,500	330
DAVIS 2022-1	Cayman Islands		16.30%	4/20/2035			7,250	5,210
DRSLF 2013-28	Cayman Islands		8.50%	8/15/2030			1,406	202
DRSLF 2018-58	Cayman Islands		11.71%	7/17/2031			3,125	1,417
DRSLF 2020-78	Cayman Islands		20.67%	4/17/2033			7,225	4,612
DRSLF 2021-95	Cayman Islands		23.06%	8/20/2034			500	317
DRSLF 2022-108	Jersey		23.49%	7/18/2035			875	616
DRSLF 2022-98	Cayman Islands		18.15%	4/20/2035			4,000	2,849
DRSLF 2022-98	Cayman Islands		18.16%	4/20/2035			1,000	712

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e) (continued)
Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)	% of Net Assets
ELM11 2021-4	Cayman Islands		16.84%	10/20/2034			$4,050	$3,442
ELM15 2022-2	Cayman Islands		17.01%	4/22/2035			3,050	2,305
ELM16 2022-3	Cayman Islands		21.49%	4/20/2034			3,575	2,789
ELM17 2022-4	Cayman Islands		17.38%	7/17/2035			2,880	2,291
ELMW5 2020-2	Cayman Islands		29.38%	7/24/2031			2,500	2,296
ELMW8 2021-1	Cayman Islands		16.27%	1/20/2034			2,003	1,498
GNRT 2022-10	Cayman Islands		21.17%	7/22/2035			6,500	5,219
GNRT 9	Cayman Islands		22.84%	10/20/2034			1,000	837
HRPK 2020-1	Cayman Islands		12.95%	4/20/2034			3,985	2,976
ICG 2021-1	Cayman Islands		15.51%	4/17/2034			2,600	1,587
INVCO 2021-2	Cayman Islands			7/15/2034			44	13
INVCO 2021-2	Cayman Islands		16.44%	7/15/2034			440	311
INVCO 2021-3	Cayman Islands			10/22/2034			366	107
INVCO 2021-3	Cayman Islands		16.06%	10/22/2034			3,657	2,240
MAGNE 2012-6	Cayman Islands			9/15/2023			1,241	—
MAGNE 2020-28	Cayman Islands		21.05%	1/20/2035			5,250	4,264
MDPK 2016-22	Cayman Islands		19.22%	1/15/2033			7,400	4,581
MDPK 2018-28	Cayman Islands		25.23%	7/15/2030			3,000	1,692
MDPK 2018-31	Cayman Islands		21.31%	1/23/2048			4,250	2,800
MDPK 2018-32	Cayman Islands		25.80%	1/22/2048			1,250	723
MDPK 2019-34	Cayman Islands		21.49%	4/25/2032			780	491
MDPK 2019-37	Cayman Islands		26.76%	7/15/2049			7,500	5,430
MDPK 2021-38	Cayman Islands		16.96%	7/17/2034			1,290	1,040
MDPK 2021-50	Cayman Islands		15.60%	4/19/2034			2,500	1,974

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e) (continued)
Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)	% of Net Assets
MDPK 2021-59	Cayman Islands		16.87%	1/18/2034			$6,000	$4,771
MDPK 2022-53	Cayman Islands		18.85%	4/21/2035			6,000	4,933
MDPK 2022-55	Cayman Islands		19.13%	7/18/2035			3,025	2,805
MDPK 2023-63A	Cayman Islands			4/21/2035			6,050	5,315
NEUB 2016-23	Cayman Islands		0.10%	10/17/2027			29	—
OAKC 2012-7	Cayman Islands		14.03%	2/20/2034			500	242
OAKC 2014-10R	Cayman Islands		12.40%	4/20/2034			2,493	1,024
OAKC 2016-13	Cayman Islands		14.86%	10/21/2034			950	616
OAKC 2017-15	Cayman Islands		17.42%	1/20/2030			1,360	659
OAKC 2021-16	Cayman Islands		17.67%	10/18/2034			4,575	3,557
OAKCL 2019-2	Cayman Islands		17.97%	4/15/2031			3,860	1,873
OAKCL 2019-3	Cayman Islands		14.59%	10/20/2034			6,229	4,149
OHALF 2013-1	Cayman Islands		13.53%	7/23/2031			876	318
OHALF 2016-1	Cayman Islands		20.58%	1/20/2033			8,800	5,505
RESPK 2020-1	Cayman Islands			10/15/2034			2,953	109
RESPK 2020-1	Cayman Islands		16.38%	10/15/2034			2,953	1,476
ROCKP 2021-1	Cayman Islands			4/20/2034			4,200	56
ROCKP 2021-1	Cayman Islands		13.96%	4/20/2034			2,100	1,344
RRAM 2017-2	Cayman Islands		13.65%	10/15/2117			500	317
RRAM 2019-6	Cayman Islands		15.39%	4/15/2036			1,000	738
RRAM 2020-8	Cayman Islands		15.51%	4/15/2120			550	323
RRAM 2021-14	Cayman Islands		13.21%	4/15/2121			750	531
RRAM 2021-17	Cayman Islands		14.92%	7/15/2034			1,000	668
RRAM 2021-19	Cayman Islands		16.26%	10/15/2035			1,166	928

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e) (continued)
Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
SPEAK 2018-5	Cayman Islands			4/25/2031			$2,500	$881
SPEAK 2020-8	Cayman Islands		16.07%	4/20/2033			6,350	4,227
TPRK 2021-1	Cayman Islands		18.19%	4/15/2034			1,500	1,221
WELF 2017-3	Cayman Islands		6.72%	1/17/2031			250	30
WELF 2018-3	Cayman Islands		8.77%	1/20/2032			2,400	458
WELF 2020-1	Cayman Islands		16.67%	4/15/2033			5,955	2,974
WLLMN 2021-1	Cayman Islands			7/15/2034			5,100	103
WLLMN 2021-1	Cayman Islands		14.64%	7/15/2034			2,550	1,693
YCLO 2019-2	Cayman Islands		29.27%	1/22/2033			4,000	3,336
Total Collateralized Loan Obligations — Equity (Cost $201,193)								188,601		7.05%
Common Stocks
Automobiles and Components
Automotive Keys Investor, LLC		Class A			11/6/2020	62,749		—	(d)(e)(k)
Highline PPC Blocker LLC					11/4/2020	500		34	(d)(e)(k)
Sun TopCo, LP		Class A			9/8/2021	1,000		104	(d)(e)(k)
								138		0.01%
Capital Goods
Dynamic NC Investment Holdings, LP					12/30/2020	50,000		44	(d)(e)(k)
Kene Holdings, L.P.		Class A			8/8/2019	50,000		93	(d)(e)(k)
Tutor Perini Corporation					5/19/2021	12,650		90	(k)
								227		0.01%
Commercial and Professional Services
Bedrock Parent Holdings, LP		Class A			4/22/2021	500		43	(d)(e)(k)
Capstone Parent Holdings, LP		Class A			11/12/2020	50		88	(d)(e)(k)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stocks (continued)
Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Elliott Metron Co-Investor Aggregator L.P.					10/5/2022	1,000,000		$1,149	(d)(e)(k)
IRI-NPD Co-Invest Aggregator, L.P.					8/1/2022	30		45	(d)(e)(k)
KKR Nest Co-Invest L.P.					9/28/2021	50,000		47	(d)(e)(k)
Laboratories Topco LLC		Class A			7/23/2021	33,333		31	(d)(e)(k)
Landscape Parallel Partners, L.P.		Class A			12/16/2021	17		54	(d)(e)(k)
North American Fire Ultimate Holdings, LLC					5/19/2021	68,175		227	(d)(e)(k)
PSP Registrar Co-Investment Fund, L.P.		Class A			8/26/2021	50,000		51	(d)(e)(k)
RC V Tecmo Investor LLC					8/14/2020	50,000		119	(d)(e)(k)
SSE Parent, LP		Class A-1			6/30/2020	25		—	(d)(e)(k)
SSE Parent, LP		Class A-2			6/30/2020	25		—	(d)(e)(k)
Tiger Parent Inc. (IPS)					11/22/2021	226		5,768	(e)(k)
								7,622		0.28%
Consumer Discretionary Distribution and Retail
Arko Corp					12/22/2020	106		1	(d)(k)
Emerald Lake Pearl Acquisition-A, L.P.					7/19/2021	43,500		31	(d)(e)(k)
Fastsigns Holdings Inc.					3/13/2019	50		113	(d)(e)(k)
Marcone Yellowstone Holdings, LLC		Class A			6/23/2021	96		150	(d)(e)(k)
Metis Topco, LP					5/4/2021	50		71	(d)(e)(k)
Stonecourt IV Partners LP					10/8/2021	2,423,676		3,830	(d)(e)(k)
								4,196		0.16%
Consumer Durables and Apparel
Centric Brands GP LLC					10/9/2020	9,495		—	(d)(e)(k)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stocks (continued)
Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
DRS Holdings I, Inc.					11/1/2019	50		$36	(d)(e)(k)
								36		—%
Consumer Services
CMG Buyer Holdings, Inc.					5/19/2022	5		108	(d)(e)(k)
GS SEER Group Holdings LLC		Class A			4/28/2023	25		25	(d)(e)(k)
IHS Parent Holdings, L.P.		Class A			12/28/2022	25,000		28	(d)(e)(k)
LBC Breeze Holdings LLC		Class A			12/6/2021	50		78	(d)(e)(k)
Leviathan Holdings, L.P.					12/27/2022	25,000		21	(d)(e)(k)
Northwinds Services Group LLC					5/1/2023	38,462		51	(d)(e)(k)
OMERS Mahomes Investment Holdings LLC		Class A			11/16/2020	16		107	(d)(e)(k)
PestCo Holdings, LLC		Class A			1/26/2023	2		26	(d)(e)(k)
								444		0.02%
Consumer Staples Distribution and Retail
ZB Parent LLC					2/9/2022	50		69	(d)(e)(k)
KCAKE Holdings Inc.					5/14/2021	50		51	(d)(e)(k)
LJ Perimeter Co-Invest, L.P.		Class A			10/26/2022	50,042		54	(d)(e)(k)
REP WWP Coinvest IV, L.P.					1/17/2023	25,134		29	(d)(e)(k)
Restaurant Produce and Services Blocker, LLC		Tranche B			5/1/2023	50,000		50	(d)(e)(k)
								253		0.01%
Energy
Antero Resources Corp					7/28/2021	16,111		371	(k)
Chesapeake Energy Corp					7/25/2022	3,333		279	(k)
Galileo Co-Investment Trust I	New Zealand				7/7/2022	50,000		42	(d)(e)(k)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stocks (continued)
Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
SilverBow Resources, Inc.					6/30/2022	16,722		$487	(d)(k)
Summit Midstream Partners LP					2/25/2022	20,000		325	(k)
								1,504		0.06%
Financial Services
BCC Blueprint Investments, LLC					9/15/2021	678,014		579	(d)(e)(k)
Isthmus Capital LLC					6/13/2023	11		—	(d)(e)(k)
Sera 2021 LLC		Class A			3/30/2021	3		—	(d)(e)(k)
The Ultimus Group Aggregator, LP		Class B			2/1/2019	182		—	(d)(e)(k)
The Ultimus Group, LLC		Class B			2/1/2019	1,609		—	(d)(e)(k)
TVG-TMG Holdings, LLC					3/31/2022	50		—	(d)(e)(k)
WAAM Topco, LLC		Class A			6/22/2023	41,556		50	(e)(k)
								629		0.02%
Food and Beverage
PPC CHG Blocker LLC					12/10/2021	1		52	(d)(e)(k)
								52		—%
Health Care Equipment and Services
Heracles Investments S.a r.l.	Spain				7/5/2022	16,639		—	(d)(e)(k)
Asclepius Holdings LLC					2/28/2022	448		—	(d)(e)(k)
BCPE Co-Invest (A), LP		Class A			2/15/2022	45,000		52	(d)(e)(k)
Crown CT HoldCo Inc.		Class A			3/8/2022	5		39	(d)(e)(k)
KOLN Co-Invest Unblocked, LP		Class A			3/29/2023	50		48	(d)(e)(k)
Network Investco BV	Netherlands				7/8/2022	1,073,830		1,172	(d)(e)(k)
Olympia TopCo, L.P.		Class A			9/24/2019	50,000		—	(d)(e)(k)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stocks (continued)
Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
OMERS Bluejay Investment Holdings LP		Class A			7/10/2018	25		$28	(d)(e)(k)
OMERS Wildcats Investment Holdings LLC		Class A			10/31/2019	216		121	(d)(e)(k)
SiroMed Equity Holdings, LLC					3/26/2018	3,703		6	(d)(e)(k)
VPP Group Holdings, L.P.		Class A-2			3/22/2023	—		—	(d)(e)(k)
VPP Group Holdings, L.P.					12/1/2021	50		66	(d)(e)(k)
WSHP FC Holdings LLC					7/1/2022	352		50	(d)(e)(k)
								1,582		0.06%
Household and Personal Products
CDI Holdings I Corp.					12/22/2021	50		33	(d)(e)(k)
RMCF V CIV XLIV, L.P.					8/20/2021	50,004		22	(d)(e)(k)
Silk Holdings I Corp.					5/1/2023	50		50	(d)(e)(k)
								105		—%
Insurance
High Street HoldCo LLC		Series A	10.00%		4/16/2021	50,000		111	(d)(e)
High Street HoldCo LLC		Series C	10.00%		4/16/2021	526,324		63	(d)(e)
INSZ Holdings, LLC					11/8/2022	3,571		24	(d)(e)(k)
SageSure LLC		Series A			2/18/2022	3		72	(d)(e)(k)
								270		0.01%
Materials
ASP-r-pac Holdings LP		Class A			12/29/2021	500		35	(d)(e)(k)
KNPAK Holdings, LP		Class A			7/2/2019	100,000		132	(d)(e)(k)
Novipax Parent Holding Company, L.L.C.		Class C			12/1/2020	50		—	(d)(e)(k)
Plaskolite PPC Blocker LLC					12/14/2018	10		1	(d)(e)(k)
								168		0.01%

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stocks (continued)
Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Media and Entertainment
Storm Investment S.a.r.l.	Luxembourg	Class A			6/24/2021	491,621		$365	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class B			6/24/2021	491,621		365	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class C			6/24/2021	491,621		365	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class D			6/24/2021	491,621		365	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class E			6/24/2021	491,621		365	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class F			6/24/2021	491,621		365	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class G			6/24/2021	491,621		365	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class H			6/24/2021	491,621		365	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class I			6/24/2021	491,621		365	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg				6/24/2021	590		24	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg				4/1/2022	25,565		25	(d)(e)(k)
								3,334		0.12%
Pharmaceuticals, Biotechnology and Life Sciences
Athyrium Buffalo LP					6/17/2022	2,097,909		2,066	(d)(e)(k)
Bausch Health Companies Inc.	Canada				9/1/2022	108,571		869	(k)
Cobalt Holdings I, LP		Class A			10/1/2021	500		63	(d)(e)(k)
Covaris Parent, LLC		Class A-2			1/21/2022	50		35	(d)(e)(k)
								3,033		0.11%

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stocks (continued)
Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Real Estate Management and Development
Illinois Investment S.a.r.l.	Luxembourg	Class A			9/15/2021	3,400,700		$9	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class B			9/15/2021	3,400,700		9	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class C			9/15/2021	3,400,700		9	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class D			9/15/2021	3,400,700		9	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class E			9/15/2021	3,400,700		9	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class F			9/15/2021	3,400,700		9	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class G			9/15/2021	3,400,700		9	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class H			9/15/2021	3,400,700		9	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class I			9/15/2021	3,400,700		9	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg				9/15/2021	4,081		10	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg				5/26/2022	106,292		—	(d)(e)(k)
								91		—%
Software and Services
APG Holdings, LLC		Class A			1/3/2020	50,000		55	(d)(e)(k)
Astorg VII Co-Invest ERT	Luxembourg				1/31/2020	1,208,500		1,543	(d)(e)(k)
Bobcat Topco, L.P.		Class A-1			6/16/2023	50,000		50	(d)(e)(k)
Consilio Investment Holdings, L.P.		Series A			9/15/2022	243		—	(d)(e)(k)
Consilio Investment Holdings, L.P.					5/28/2021	50,000		78	(d)(e)(k)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stocks (continued)
Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Cority Parent, Inc.	Canada	Class B-1			7/2/2019	47,536				$2	(d)(e)(k)
Denali Apexco LP		Class A			9/15/2021	50,000		46	(d)(e)(k)
Destiny Digital Holdings, L.P.					5/27/2021	3,076		41	(d)(e)(k)
Elliott Alto Co-Investor Aggregator L.P.					9/28/2022	500,000		707	(d)(e)(k)
EQT IX Co-Investment (E) SCSP					4/16/2021	5,000		69	(d)(e)(k)
H&F Unite Partners, L.P.					5/1/2019	50,032		71	(d)(e)(k)
Insight PDI Holdings, LLC		Class A			3/19/2019	26,548		39	(d)(e)(k)
Magic Topco, L.P.		Class B			9/21/2020	12,975		—	(d)(e)(k)
Magnesium Co-Invest SCSp	Luxembourg				5/6/2022	5		51	(d)(e)(k)
PS Co-Invest, L.P.					3/5/2021	50,000		50	(d)(e)(k)
RMCF VI CIV XLVIII, L.P.					6/8/2022	64,827		78	(d)(e)(k)
RMS Group Holdings, Inc.					12/16/2021	5		56	(d)(e)(k)
Rocket Parent, LLC		Class A			12/17/2018	100,000		210	(d)(e)(k)
Skywalker TopCo, LLC					11/20/2020	25,407		134	(d)(e)(k)
Sunshine Software Holdings, Inc.		Class A-1			10/15/2021	5,000		65	(d)(e)(k)
								3,345		0.12%
Technology Hardware and Equipment
Repairify Holdings, LLC		Class A			6/14/2021	1,655		44	(d)(e)(k)
Wildcat Parent, LP					2/27/2020	535		171	(d)(e)(k)
								215		0.01%

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stocks (continued)
Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Transportation
Neovia Logistics Holdings Ltd.					11/1/2022	6		$154	(e)(k)
Shur-Co HoldCo, Inc.					6/30/2021	500		109	(d)(e)(k)
								263		0.01%
Utilities
Apex Clean Energy TopCo, LLC		Class A			11/17/2021	149,776		18,924	(d)(e)(k)
								18,924		0.71%
Total Common Stocks (Cost $33,621)								46,431		1.73%
Preferred Stock(b)(c)(d)(e)
Automobiles and Components
Automotive Keys Investor, LLC					12/22/2020	37,749		28	(k)
Automotive Keys Investor, LLC					1/1/2023	25,000		18	(k)
								46		—%
Commercial and Professional Services
Marmic Topco, L.P.			8.00%		3/5/2021	57,624		101	(g)
								101		—%
Consumer Discretionary Distribution and Retail
Metis Holdco, Inc.		Class A	7.00%		5/4/2021	7,959		9,243	(g)
Monolith Brands Group, Inc.		Series A			4/14/2022	192,811		4,259	(k)
								13,502		0.50%
Consumer Services
Aragorn Parent Holdings LP		Series A	10.00%		10/15/2020	50,000		132	(g)
Redwood Services Holdco, LLC		Series D	8.00%		12/31/2020	100,000		214	(g)
								346		0.01%

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Preferred Stock(b)(c)(d)(e) (continued)
Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Energy
Ferrellgas, L.P.			8.96%		3/30/2021	8,734		$8,821
								8,821		0.33%
Financial Services
Aquarian Peninsula Holdings LLC			13.65% (3M SOFR + 10.50%)		12/29/2022	15,000,000		15,716	(g)
CI US Holdings Inc.		Series A			5/23/2023	9,627		9,627	(k)
The Ultimus Group, LLC		Class A	8.00%		2/1/2019	1		2	(g)
TVG-TMG Holdings, LLC		Series A			3/31/2022	50		27	(k)
								25,372		0.96%
Food and Beverage
Gotham Greens Holdings, PBC		Series E-1	6.00%		6/29/2022	67,601		5,786	(g)
Watermill Express Holdings, LLC		Class A	8.00%		4/20/2021	5,000		68	(g)
								5,854		0.22%
Health Care Equipment and Services
Evolent Health, Inc.		Series A	11.42% (3M SOFR + 6.00%)		1/20/2023	64		74
Minerva Holdco, Inc.		Series A	10.75%		2/15/2022	21,262		22,668	(g)
Olympia Acquisition, Inc.					2/28/2022	472		—	(k)
Olympia TopCo, L.P.					7/28/2021	2,184		—	(k)
Symplr Software Intermediate Holdings, Inc.		Series C-1	11.00%		12/22/2020	50		54	(g)
Symplr Software Intermediate Holdings, Inc.		Series C-2	11.00%		6/18/2021	5,980		6,133	(g)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Preferred Stock(b)(c)(d)(e) (continued)
Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Symplr Software Intermediate Holdings, Inc.		Series C-3	11.00%		10/12/2021	789				$781 (g)
Teligent, Inc.					12/11/2018	1,797		—	(k)
								29,710		1.11%
Insurance
High Street HoldCo LLC		Series A-1	10.00%		1/1/2022	3,898,354		4,411	(g)
High Street HoldCo LLC		Series A-2	10.00%		1/1/2022	789,494		882	(g)
High Street HoldCo LLC		Series A-3	10.00%		1/1/2022	389,813		432	(g)
High Street HoldCo LLC		Series A-4	10.00%		1/1/2022	1,480,301		1,627	(g)
High Street HoldCo LLC		Series A-5	10.00%		1/1/2022	347,693		379	(g)
High Street HoldCo LLC		Series A-6	10.00%		1/1/2022	660,617		714	(g)
High Street HoldCo LLC		Series A-7	10.00%		1/1/2022	938,771		998	(g)
High Street HoldCo LLC		Series A-8	10.00%		11/1/2022	409,637		398	(g)
High Street HoldCo LLC		Series A-9	10.00%		11/8/2022	97,533		95	(g)
High Street HoldCo LLC		Series A-10	10.00%		12/12/2022	253,585		244	(g)
High Street HoldCo LLC		Series A-11	10.00%		12/30/2022	331,611		317	(g)
High Street HoldCo LLC		Series A-12	10.00%		2/1/2023	702,235		665	(g)
High Street HoldCo LLC		Series A-13	10.00%		4/11/2023	214,572		200	(g)
								11,362		0.42%
Materials
Novipax Parent Holding Company, L.L.C.		Class A	10.00%		12/1/2020	50		80	(g)
								80		—%
Media and Entertainment
PFL MMA, Inc.		Series E			4/26/2022	7,823		25	(k)
PRG III, LLC		Class A			10/6/2020	2,250		917	(k)
								942		0.04%

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Preferred Stock(b)(c)(d)(e) (continued)
Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Pharmaceuticals, Biotechnology and Life Sciences
Cardinal Topco Holdings, L.P.		Class A	8.00%		9/15/2020	100		$275	(g)
Cobalt Holdings I, LP			8.00%		10/1/2021	50		6	(g)
Cobalt Intermediate I, Inc.		Series A	15.81% (3M SOFR + 10.00%)		10/1/2021	8,582		10,683	(g)
								10,964		0.41%
Software and Services
Appriss Health Intermediate Holdings, Inc.		Series A	11.00%		5/6/2021	3,657		4,215	(g)
Banyan Software, LP					1/7/2022	16,323		1,063	(k)
Cority Parent, Inc.	Canada	Class A-1	9.00%		7/2/2019	50		185	(g)
DCert Preferred Holdings, Inc.		Series A	10.50%		5/25/2021	22,284		24,589	(g)
Diligent Preferred Issuer, Inc.			10.50%		4/6/2021	1,476		1,632	(g)
EZ Elemica Holdings, Inc.					9/18/2019	50		66	(k)
GSV PracticeTek Holdings, LLC		Class A	8.00%		3/31/2021	223,568		154	(g)
Insightful Science Holdings, LLC			14.00%		4/28/2021	62,340		2,236	(g)
Knockout Intermediate Holdings I Inc.			11.75%		6/22/2022	7,299		8,037	(g)
Magic Topco, L.P.		Class A	9.00%		9/21/2020	58		108	(g)
Packers Software Intermediate Holdings, Inc.		Series A	11.00%		11/12/2020	50		58	(g)
Packers Software Intermediate Holdings, Inc.		Series A-2	11.00%		12/23/2020	18		21	(g)
Packers Software Intermediate Holdings, Inc.		Series A-3	11.00%		11/24/2021	24		24	(g)
Peachtree Parent, Inc.		Series A	13.25%		3/19/2019	25		41	(g)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Preferred Stock(b)(c)(d)(e) (continued)
Company	Country(a)	Investment	Interest		Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Picard Holdco, Inc.		Series A	17.37% (3M SOFR + 12.00%)			9/29/2022	500			$541	(g)
Project Essential Super Parent, Inc.			14.77% (3M SOFR + 9.50%)			4/20/2021	2,963			3,650	(g)
Sunshine Software Holdings, Inc.		Series A	10.50%			10/15/2021	15,929			15,750	(g)
Titan DI Preferred Holdings, Inc.			13.50%			2/11/2020	0			74	(g)
										62,444		2.33%
Transportation
Neovia Logistics Holdings Ltd.		Class B	19.26% (1M SOFR + 12.50%)			11/1/2022	718			771	(g)
										771		0.03%
Total Preferred Stock (Cost $177,235)										170,315		6.36%
Private Asset-Backed Debt(b)(c)(d)(e)
Consumer Discretionary Distribution and Retail
Tricolor Funding SPV 3 LLC		1st Lien Revolving Loan	12.61% (1M SOFR + 7.50%)		8/6/2027				2,273	2,246	(h)(n)
										2,246		0.08%
Consumer Services
CFG Investments WH Limited		1st Lien Revolving Loan	11.11% (1M SOFR + 6.00%)		2/17/2025				5,000	3,254	(h)
										3,254		0.12%
Diversified Financials
Woodchester Funding Limited	United Kingdom	1st Lien Revolving Loan	9.98% (SONIA + 6.55%)		3/15/2026				£1,200	1,524	(o)
										1,524		0.06%
Financial Services
Adonis Financial Funding, LLC		1st Lien Revolving Loan	7.25%		3/2/2026				592	579
DFC Global Facility Borrower III LLC		1st Lien Revolving Loan	12.76 CDOR + 7.50%)	% (1M	4/14/2028			CAD	34,137	22,553	(h)(m)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Private Asset-Backed Debt(b)(c)(d)(e) (continued)
Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Finance Ireland Loan and Treasury DAC	Ireland	1st Lien Delayed Draw Term Loan	12.84% (3M EURIBOR + 9.25%)	6/29/2026				€2,500	$2,728
Hg Saturn 2 SumoCo Limited	Guernsey	1st Lien Term Loan	12.52% (3M LIBOR + 7.25%)	1/19/2027				14,891	14,891	(g)
Isthmus Capital LLC		1st Lien Delayed Draw Term Loan		6/13/2030				5,417	(68	)(h)
Kali II Funding LLC		1st Lien Term Loan	7.00%	10/21/2024				23,000	23,620
Reliant SPV, LLC		1st Lien Revolving Loan	13.86% (1M SOFR + 8.75%)	3/4/2024				73	73
Sera 2021 LLC		1st Lien Delayed Draw Term Loan	11.05% (3M LIBOR + 5.75%)	3/30/2026				866	866
Spring Oaks Capital SPV, LLC		1st Lien Revolving Loan	13.61% (1M SOFR + 8.50%)	11/12/2025				9,000	4,789	(h)
									70,031		2.62%
Real Estate Management and Development
Illinois Investment S.a.r.l.	Luxembourg	1st Lien Term Loan	5.17%	12/31/2026			SEK	31,362	2,908
									2,908		0.11%
Total Private Asset-Backed Debt (Cost $80,122)									79,963		2.99%
Warrants(d)(k)
Commercial and Professional Services
Visual Edge Technology, Inc.		Common			3/22/2018	27,334			—	(e)
									—		—%
Consumer Discretionary Distribution and Retail
Arko Corp		Common			12/22/2020	55			—
									—		—%
Consumer Services
KeyStone Sub- Debt HoldCo, LLC		Common			1/20/2021	4			1,430	(e)
LGDN Bidco Limited	United Kingdom	Common			6/22/2021	25			16	(e)
									1,446		0.05%
Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Warrants(d)(k) (continued)
Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Financial Services
BFS Receivables I LLC		Common			8/16/2021	34,662		$—	(e)
Savoyspecial LLC		Common			7/14/2021	345,508		—	(e)
								—		—%
Food and Beverage
Gotham Greens Holdings, PBC		Common			6/29/2022	29,151		—	(e)(f)
								—		—%
Health Care Equipment and Services
Air Medical Buyer Corp		Common			3/14/2018	122		—	(e)
GMR Buyer Corp.		Common			12/17/2021	1,927		5	(e)
Teligent, Inc.		Common			4/6/2020	11,342		—	(e)
Teligent, Inc.		Common			7/20/2020	2,834		—	(e)
								5		—%
Materials
Vobev Holdings, LLC		Common			4/20/2023	1,079		—	(e)
								—		—%
Media and Entertainment
Eagle Football Holdings Limited	United Kingdom	Common			12/9/2022	24		120	(e)
PFL MMA, Inc.		Common			1/19/2021	115,111		49	(e)
PFL MMA, Inc.		Common			11/23/2022	2,457		7	(e)
								176		0.01%
Total Warrants (Cost $671)								1,627		0.06%
Total Investments (Cost $4,007,916)								3,873,308		144.72%
Liabilities In Excess of Other Assets								(1,196,861)		(44.72)%
Net Assets								$2,676,447		100.00%

(a)  Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. Investments are in United States enterprises and all principal balances shown are in U.S. Dollars unless otherwise noted.

(b)  Variable rate loans bear interest at a rate that may be determined by reference to the Secured Overnight Financing Rate ("SOFR"), London Interbank Offered Rate ("LIBOR"), or an alternate base rate such as the Bank Bill Swap Bid Rate ("BBSY"), Bank Bill Benchmark Rate ("BKBM"), Canadian Dollar Offered Rate ("CDOR"), Copenhagen Interbank Offered Rate ("CIBOR"), Euro Interbank Offered Rate ("EURIBOR"), Norwegian

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Interbank Offered Rate ("NIBOR"), Prime Rate ("PRIME"), Sterling Overnight Index Average ("SONIA"), Stockholm Interbank Offered Rate ("STIBOR") or Warsaw Interbank Offered Rate ("WIBOR"), at the borrower's option. SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and the stated spread. Stated interest rates in this schedule represents the "all-in" rate as of June 30, 2023.

(c)  Variable rate coupon rate shown as of June 30, 2023.

(d)  These investments, which as of June 30, 2023 represented 141.98% of the Fund's net assets or 91.73% of the Fund's total assets, may be subject to legal restrictions on sales. Acquisition dates are included above for equity securities that may be subject to legal restrictions on sales.

(e)  Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 4 to the consolidated financial statements).

(f)  These assets are held at CADEX Credit Financing, LLC, a wholly owned special purpose financing vehicle, and are pledged as collateral for a secured revolving credit facility.

(g)  Includes a payment-in-kind provision.

(h)  As of June 30, 2023, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
285 Schermerhorn LLC	1st Lien Delayed Draw Term Loan	$3,919	$(2,912)	$1,007
AffiniPay Midco, LLC	1st Lien Revolving Loan	1,517	—	1,517
AffiniPay Midco, LLC	1st Lien Delayed Draw Term Loan	1,334	—	1,334
AIM Acquisition, LLC	1st Lien Revolving Loan	457	(126)	331
Alcami Corporation	1st Lien Revolving Loan	27	—	27
Alcami Corporation	1st Lien Delayed Draw Term Loan	17	—	17
American Residential Services L.L.C.	1st Lien Revolving Loan	1	—	1
Anaplan, Inc.	1st Lien Revolving Loan	381	—	381
Anaqua Parent Holdings, Inc.	1st Lien Revolving Loan	231	—	231
Apex Service Partners, LLC	1st Lien Delayed Draw Term Loan	2,676	(1,838)	838
APG Intermediate Holdings Corporation	1st Lien Revolving Loan	1	—	1
Applied Technical Services, LLC	1st Lien Revolving Loan	909	(773)	136
Applied Technical Services, LLC	1st Lien Delayed Draw Term Loan	2,511	(2,326)	185
Appriss Health, LLC	1st Lien Revolving Loan	212	—	212
AQ Sage Buyer, LLC	1st Lien Revolving Loan	50	—	50
AQ Sage Buyer, LLC	1st Lien Delayed Draw Term Loan	534	(131)	403
AQ Sunshine, Inc.	1st Lien Revolving Loan	1,096	(1,082)	14
AQ Sunshine, Inc.	1st Lien Delayed Draw Term Loan	719	(71)	648
Ardonagh Midco 3 PLC	1st Lien Delayed Draw Term Loan	457	(228)	229
Argenbright Holdings V, LLC	1st Lien Delayed Draw Term Loan	178	—	178
Aspire Bidco Limited	1st Lien Delayed Draw Term Loan	2,465	(822)	1,643
Aspris Bidco Limited	1st Lien Term Loan	989	(449)	540
ASP-r-pac Acquisition Co LLC	1st Lien Revolving Loan	839	—	839
athenahealth Group Inc.	1st Lien Revolving Loan	2,100	—	2,100
athenahealth Group Inc.	1st Lien Delayed Draw Term Loan	993	—	993
Atlas Intermediate III, L.L.C.	1st Lien Revolving Loan	411	(258)	153
Auxadi Midco S.L.U.	1st Lien Delayed Draw Term Loan	992	—	992

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Bamboo Purchaser, Inc.	1st Lien Revolving Loan	$1	$—	$1
Banyan Software Holdings, LLC	1st Lien Revolving Loan	1	—	1
Banyan Software Holdings, LLC	1st Lien Delayed Draw Term Loan	3,824	(2,973)	851
Beacon Pointe Harmony, LLC	1st Lien Revolving Loan	909	—	909
Beacon Wellness Brands, Inc.	1st Lien Revolving Loan	410	—	410
Benefytt Technologies, Inc.	1st Lien Delayed Draw Term Loan	137	—	137
Berner Food & Beverage, LLC	1st Lien Revolving Loan	262	(172)	90
Blackwood Bidco Limited	1st Lien Term Loan	2,193	(1,684)	509
Blackwood Bidco Limited	1st Lien Delayed Draw Term Loan	4,561	(4,350)	211
BlauwTrust Holding B.V.	1st Lien Delayed Draw Term Loan	682	(565)	117
BlueHalo Global Holdings, LLC	1st Lien Revolving Loan	759	(221)	538
Bobcat Purchaser, LLC	1st Lien Revolving Loan	306	—	306
Bobcat Purchaser, LLC	1st Lien Delayed Draw Term Loan	1,004	—	1,004
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC	1st Lien Revolving Loan	1,811	—	1,811
Brokers Alliance S.L.	1st Lien Delayed Draw Term Loan	1,679	(88)	1,591
Businessolver.com, Inc.	1st Lien Delayed Draw Term Loan	1,196	(102)	1,094
Capnor Connery Bidco A/S	1st Lien Delayed Draw Term Loan	6,737	(1,270)	5,467
Capstone Acquisition Holdings, Inc.	1st Lien Revolving Loan	1,150	—	1,150
Captive Resources Midco, LLC	1st Lien Revolving Loan	102	—	102
Cardinal Parent, Inc.	1st Lien Revolving Loan	1	(1)	—
Centric Brands LLC	1st Lien Revolving Loan	293	(185)	108
CFG Investments WH Limited	1st Lien Revolving Loan	5,000	(3,254)	1,746
Chariot Buyer LLC	1st Lien Revolving Loan	100	(7)	93
Cheyenne Petroleum Company Limited Partnership	1st Lien Delayed Draw Term Loan	1,168	—	1,168
Clarion Home Services Group, LLC	1st Lien Revolving Loan	416	(249)	167
Clarion Home Services Group, LLC	1st Lien Delayed Draw Term Loan	1,362	(1,079)	283
Cloud Software Group, Inc.	1st Lien Revolving Loan	2,574	—	2,574
CMG HoldCo, LLC	1st Lien Revolving Loan	318	—	318
CMG HoldCo, LLC	1st Lien Delayed Draw Term Loan	1,066	(662)	404
Cobalt Buyer Sub, Inc.	1st Lien Revolving Loan	895	—	895
Commercial Trailer Leasing, Inc.	1st Lien Revolving Loan	741	(395)	346
Commify Limited	1st Lien Delayed Draw Term Loan	1,892	(1,560)	332
Compex Legal Services, Inc.	1st Lien Revolving Loan	900	(630)	270
Confirmasoft AB	1st Lien Delayed Draw Term Loan	3,426	(1,081)	2,345
Consilio Midco Limited	1st Lien Revolving Loan	123	(104)	19
Consilio Midco Limited	1st Lien Delayed Draw Term Loan	238	—	238
Continental Acquisition Holdings, Inc.	1st Lien Revolving Loan	1	(1)	—
Continental Cafe, LLC	1st Lien Revolving Loan	786	(511)	275

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Convera International Holdings Limited	1st Lien Revolving Loan	$1,777	$—	$1,777
Cority Software Inc.	1st Lien Revolving Loan	231	—	231
Cornerstone OnDemand, Inc.	1st Lien Revolving Loan	100	(80)	20
Coupa Holdings, LLC	1st Lien Revolving Loan	1	—	1
Coupa Holdings, LLC	1st Lien Delayed Draw Term Loan	20	—	20
Covaris Intermediate 3, LLC	1st Lien Revolving Loan	1,755	(1,170)	585
Covaris Intermediate 3, LLC	1st Lien Delayed Draw Term Loan	7,034	—	7,034
Coyote Buyer, LLC	1st Lien Revolving Loan	2,067	(827)	1,240
CPIG Holdco Inc.	1st Lien Revolving Loan	1	—	1
Crown CT Parent Inc.	1st Lien Revolving Loan	903	(572)	331
Crown CT Parent Inc.	1st Lien Delayed Draw Term Loan	1,040	—	1,040
CST Holding Company	1st Lien Revolving Loan	79	—	79
CVP Holdco, Inc.	1st Lien Revolving Loan	3,005	—	3,005
CVP Holdco, Inc.	1st Lien Delayed Draw Term Loan	1,836	(449)	1,387
DecoPac, Inc.	1st Lien Revolving Loan	2,382	(544)	1,838
Denali Holdco LLC	1st Lien Revolving Loan	592	(316)	276
Denali Holdco LLC	1st Lien Delayed Draw Term Loan	542	—	542
DFC Global Facility Borrower III LLC	1st Lien Revolving Loan	25,769	(22,823)	2,946
Diligent Corporation	1st Lien Revolving Loan	513	(246)	267
Draken Bidco Limited	1st Lien Delayed Draw Term Loan	1,440	—	1,440
DRS Holdings III, Inc.	1st Lien Revolving Loan	173	—	173
DS Admiral Bidco, LLC	1st Lien Revolving Loan	358	—	358
Dye & Durham Corporation	1st Lien Revolving Loan	1,252	(918)	334
Dye & Durham Corporation	1st Lien Delayed Draw Term Loan	1,184	(747)	437
Dynamic NC Aerospace Holdings, LLC	1st Lien Revolving Loan	1,296	(55)	1,241
ECG Bidco S.A.S.	1st Lien Delayed Draw Term Loan	5,834	—	5,834
Elevation Services Parent Holdings, LLC	1st Lien Revolving Loan	631	(341)	290
Elevation Services Parent Holdings, LLC	1st Lien Delayed Draw Term Loan	986	(21)	965
EPS NASS Parent, Inc.	1st Lien Revolving Loan	158	(135)	23
Erasmus Acquisition Holding B.V.	1st Lien Delayed Draw Term Loan	1,292	(239)	1,053
eResearch Technology, Inc.	2nd Lien Delayed Draw Term Loan	1,343	(671)	672
ESHA Research, LLC	1st Lien Revolving Loan	75	(12)	63
Essential Services Holding Corporation	1st Lien Revolving Loan	1,560	(624)	936
Evolent Health LLC	1st Lien Revolving Loan	2	(1)	1
ExtraHop Networks, Inc.	1st Lien Delayed Draw Term Loan	1,694	(485)	1,209
FL Hawk Intermediate Holdings, Inc.	1st Lien Revolving Loan	1,312	—	1,312
Flexential Topco Corporation	1st Lien Revolving Loan	3,000	(1,800)	1,200
Flywheel Acquireco, Inc.	1st Lien Revolving Loan	1,664	(1,109)	555
Foundation Consumer Brands, LLC	1st Lien Revolving Loan	389	—	389

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Foundation Risk Partners, Corp.	1st Lien Revolving Loan	$2,627	$—	$2,627
Foundation Risk Partners, Corp.	1st Lien Delayed Draw Term Loan	13,393	(7,971)	5,422
Galway Borrower LLC	1st Lien Revolving Loan	969	—	969
Galway Borrower LLC	1st Lien Delayed Draw Term Loan	110	—	110
Gilfoyle Bidco AB	1st Lien Delayed Draw Term Loan	1,798	(956)	842
Global Music Rights, LLC	1st Lien Revolving Loan	473	—	473
GNZ Energy Bidco Limited	1st Lien Delayed Draw Term Loan	1,204	—	1,204
Gotham Greens Holdings, PBC	1st Lien Delayed Draw Term Loan	13,767	(6,916)	6,851
GraphPAD Software, LLC	1st Lien Revolving Loan	2	—	2
GraphPAD Software, LLC	1st Lien Delayed Draw Term Loan	436	—	436
Groundworks, LLC	1st Lien Revolving Loan	1	—	1
Groundworks, LLC	1st Lien Delayed Draw Term Loan	71	—	71
GS SEER Group Borrower LLC	1st Lien Revolving Loan	37	—	37
GS SEER Group Borrower LLC	1st Lien Delayed Draw Term Loan	138	—	138
Heavy Construction Systems Specialists, LLC	1st Lien Revolving Loan	410	—	410
HH-Stella, Inc.	1st Lien Revolving Loan	444	(279)	165
High Street Buyer, Inc.	1st Lien Revolving Loan	688	—	688
High Street Buyer, Inc.	1st Lien Delayed Draw Term Loan	11,698	(5,975)	5,723
Highline Aftermarket Acquisition, LLC	1st Lien Revolving Loan	1	—	1
Hometown Food Company	1st Lien Revolving Loan	1	—	1
Infinity Home Services HoldCo, Inc.	1st Lien Revolving Loan	455	(23)	432
Infinity Home Services HoldCo, Inc.	1st Lien Delayed Draw Term Loan	1,136	(616)	520
Inszone Mid, LLC	1st Lien Revolving Loan	34	(3)	31
Inszone Mid, LLC	1st Lien Delayed Draw Term Loan	195	(62)	133
IQN Holding Corp.	1st Lien Revolving Loan	628	(105)	523
IQN Holding Corp.	1st Lien Delayed Draw Term Loan	1,241	(269)	972
Isthmus Capital LLC	1st Lien Delayed Draw Term Loan	5,417	—	5,417
Ivanti Software, Inc.	1st Lien Revolving Loan	460	(90)	370
Jewel Bidco Limited	1st Lien Delayed Draw Term Loan	4,822	(2,296)	2,526
JMG Group Investments Limited	1st Lien Delayed Draw Term Loan	4,290	(2,690)	1,600
Kaseya Inc.	1st Lien Revolving Loan	2,365	(592)	1,773
Kaseya Inc.	1st Lien Delayed Draw Term Loan	2,365	(145)	2,220
Kene Acquisition, Inc.	1st Lien Revolving Loan	676	—	676
Laboratories Bidco LLC	1st Lien Revolving Loan	1,562	(1,432)	130
Laboratories Bidco LLC	1st Lien Delayed Draw Term Loan	2,198	(288)	1,910
Lavatio Midco Sarl	1st Lien Delayed Draw Term Loan	1,024	(621)	403
LeanTaaS Holdings, Inc.	1st Lien Delayed Draw Term Loan	5,006	(822)	4,184
Leviathan Intermediate Holdco, LLC	1st Lien Revolving Loan	13	(2)	11
LGDN Bidco Limited	1st Lien Delayed Draw Term Loan	274	—	274

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Lightbeam Bidco, Inc.	1st Lien Revolving Loan	$1	$—	$1
Lightbeam Bidco, Inc.	1st Lien Delayed Draw Term Loan	172	—	172
LJ Perimeter Buyer, Inc.	1st Lien Delayed Draw Term Loan	932	(420)	512
Lowe P27 Bidco Limited	1st Lien Delayed Draw Term Loan	826	(330)	496
Lower ACS, Inc.	1st Lien Revolving Loan	2,356	(589)	1,767
Lower ACS, Inc.	1st Lien Delayed Draw Term Loan	8,171	(285)	7,886
Majesco	1st Lien Revolving Loan	624	—	624
Marmic Purchaser, LLC	1st Lien Revolving Loan	287	(215)	72
Marmic Purchaser, LLC	1st Lien Delayed Draw Term Loan	2,540	(580)	1,960
Mavis Tire Express Services Topco Corp.	1st Lien Revolving Loan	1	—	1
Mercury Borrower, Inc.	1st Lien Revolving Loan	470	(255)	215
Micromeritics Instrument Corp.	1st Lien Revolving Loan	331	—	331
Mimecast Borrowerco, Inc.	1st Lien Delayed Draw Term Loan	3,831	—	3,831
Monica Holdco (US), Inc.	1st Lien Revolving Loan	1,009	(1,002)	7
Moon Valley Nursery of Arizona Retail, LLC	1st Lien Revolving Loan	1	—	1
Mr. Greens Intermediate, LLC	1st Lien Revolving Loan	114	—	114
Mr. Greens Intermediate, LLC	1st Lien Delayed Draw Term Loan	967	—	967
MRI Software LLC	1st Lien Revolving Loan	508	—	508
MRI Software LLC	1st Lien Delayed Draw Term Loan	484	(172)	312
MWG BidCo ApS	1st Lien Delayed Draw Term Loan	723	—	723
Nelipak European Holdings Cooperatief U.A.	1st Lien Revolving Loan	635	(155)	480
Nelipak Holding Company	1st Lien Revolving Loan	605	(99)	506
Neovia Logistics, LP	1st Lien Term Loan	421	(336)	85
Neptune BidCo US Inc.	1st Lien Revolving Loan	2,988	—	2,988
Network Bidco B.V.	1st Lien Delayed Draw Term Loan	2,425	—	2,425
NMC Skincare Intermediate Holdings II, LLC	1st Lien Revolving Loan	465	(40)	425
Noble Aerospace, LLC	1st Lien Revolving Loan	1,400	—	1,400
North American Fire Holdings, LLC	1st Lien Revolving Loan	411	(83)	328
North American Fire Holdings, LLC	1st Lien Delayed Draw Term Loan	3,452	(2,867)	585
North Haven Fairway Buyer, LLC	1st Lien Revolving Loan	13	—	13
North Haven Fairway Buyer, LLC	1st Lien Delayed Draw Term Loan	73	(6)	67
North Haven Stack Buyer, LLC	1st Lien Revolving Loan	259	(90)	169
North Haven Stack Buyer, LLC	1st Lien Delayed Draw Term Loan	275	(11)	264
Northwinds Holding, Inc.	1st Lien Revolving Loan	885	—	885
Northwinds Holding, Inc.	1st Lien Delayed Draw Term Loan	3,340	(738)	2,602
Olympia Acquisition, Inc.	1st Lien Delayed Draw Term Loan	743	(480)	263
OMH-HealthEdge Holdings, LLC	1st Lien Revolving Loan	1	—	1
Optio Group Limited	1st Lien Delayed Draw Term Loan	404	—	404
Panther NewCo	1st Lien Delayed Draw Term Loan	3,817	(1,145)	2,672

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Pathstone Family Office LLC	1st Lien Revolving Loan	$1	$—	$1
Pathstone Family Office LLC	1st Lien Delayed Draw Term Loan	258	—	258
Patriot Growth Insurance Services, LLC	1st Lien Revolving Loan	250	—	250
PDDS Holdco, Inc.	1st Lien Revolving Loan	58	—	58
PDDS Holdco, Inc.	1st Lien Delayed Draw Term Loan	85	—	85
PDI TA Holdings, Inc.	1st Lien Revolving Loan	205	(102)	103
Pegasus (Bidco) Limited	1st Lien Term Loan	3,493	(2)	3,491
People Corporation	1st Lien Revolving Loan	678	(215)	463
People Corporation	1st Lien Delayed Draw Term Loan	3,095	(1,968)	1,127
PestCo, LLC	1st Lien Revolving Loan	1	—	1
PestCo, LLC	1st Lien Delayed Draw Term Loan	100	—	100
Petroleum Service Group LLC	1st Lien Revolving Loan	2,106	(35)	2,071
Petroleum Service Group LLC	1st Lien Delayed Draw Term Loan	1,587	(962)	625
Platinum Credit Bidco Limited	1st Lien Revolving Loan	4,432	(1)	4,431
Pluralsight, Inc.	1st Lien Revolving Loan	1,204	(602)	602
Plutus Bidco Limited	1st Lien Delayed Draw Term Loan	2,223	(1)	2,222
Precision Concepts International LLC	1st Lien Revolving Loan	415	(176)	239
Premier Specialties, Inc.	1st Lien Delayed Draw Term Loan	829	—	829
Premise Health Holding Corp	1st Lien Revolving Loan	1	—	1
Prime Buyer, L.L.C.	1st Lien Revolving Loan	3,985	(166)	3,819
Prime Dental Alliance B.V.	1st Lien Term Loan	1,040	(998)	42
ProfitSolv Purchaser, Inc.	1st Lien Revolving Loan	608	—	608
ProFund S.a r.l.	1st Lien Delayed Draw Term Loan	492	(98)	394
Project Essential Bidco, Inc.	1st Lien Revolving Loan	121	—	121
Project Hammond Bidco Limited	1st Lien Delayed Draw Term Loan	2,223	(557)	1,666
Proofpoint, Inc.	1st Lien Revolving Loan	240	—	240
Pushpay USA Inc.	1st Lien Revolving Loan	18	—	18
PX HoldCo3 Limited	1st Lien Delayed Draw Term Loan	702	(281)	421
QF Holdings, Inc.	1st Lien Revolving Loan	317	(84)	233
Radius Aerospace Europe Limited	1st Lien Revolving Loan	236	(80)	156
Radius Aerospace, Inc.	1st Lien Revolving Loan	429	(43)	386
Raptor Technologies, LLC (Sycamore Bidco Ltd)	1st Lien Revolving Loan	498	—	498
Rawlings Sporting Goods Company, Inc.	1st Lien Revolving Loan	1	(1)	—
RB Holdings Interco, LLC	1st Lien Revolving Loan	698	(582)	116
RB Holdings Interco, LLC	1st Lien Delayed Draw Term Loan	1,134	—	1,134
Reddy Ice LLC	1st Lien Revolving Loan	955	(267)	688
Redwood Services, LLC	1st Lien Revolving Loan	194	—	194
Redwood Services, LLC	1st Lien Delayed Draw Term Loan	2,636	(124)	2,512
Registrar Intermediate, LLC	1st Lien Revolving Loan	764	—	764

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Registrar Intermediate, LLC	1st Lien Delayed Draw Term Loan	$2,327	$—	$2,327
Relativity ODA LLC	1st Lien Revolving Loan	1	—	1
Repairify, Inc.	1st Lien Revolving Loan	766	(383)	383
Revalize, Inc.	1st Lien Revolving Loan	227	—	227
RMS Holdco II, LLC	1st Lien Revolving Loan	883	—	883
Rodeo AcquisitionCo LLC	1st Lien Revolving Loan	311	(209)	102
Rodeo AcquisitionCo LLC	1st Lien Delayed Draw Term Loan	460	—	460
RSC Acquisition, Inc.	1st Lien Revolving Loan	1	—	1
RSK Group Limited	1st Lien Delayed Draw Term Loan	5,931	(814)	5,117
Rugby Australia Ltd	1st Lien Delayed Draw Term Loan	833	(208)	625
SageSure Holdings, LLC	2nd Lien Delayed Draw Term Loan	1,534	(241)	1,293
Saldon Holdings, Inc.	1st Lien Revolving Loan	381	—	381
Schill Landscaping and Lawn Care Services, LLC	1st Lien Revolving Loan	720	(288)	432
Schill Landscaping and Lawn Care Services, LLC	1st Lien Delayed Draw Term Loan	1,536	(796)	740
SCM Insurance Services Inc.	1st Lien Revolving Loan	1	—	1
Service Logic Acquisition, Inc.	1st Lien Revolving Loan	1,007	—	1,007
Seventeen Group Limited	1st Lien Delayed Draw Term Loan	692	—	692
SFE Intermediate HoldCo LLC	1st Lien Revolving Loan	2	—	2
Shermco Intermediate Holdings, Inc.	1st Lien Revolving Loan	1,000	(150)	850
Sigma Electric Manufacturing Corporation	1st Lien Revolving Loan	1	—	1
Silk Holdings III Corp.	1st Lien Revolving Loan	—	—	—
SiroMed Physician Services, Inc.	1st Lien Revolving Loan	1	—	1
Smarsh Inc.	1st Lien Revolving Loan	227	—	227
Smarsh Inc.	1st Lien Delayed Draw Term Loan	890	(445)	445
Spring Oaks Capital SPV, LLC	1st Lien Revolving Loan	9,000	(4,789)	4,211
SSE Buyer, Inc.	1st Lien Revolving Loan	1	(1)	—
Stealth Holding LLC	1st Lien Delayed Draw Term Loan	1,437	—	1,437
Steer Automotive Group Ltd	1st Lien Revolving Loan	758	—	758
Sun Acquirer Corp.	1st Lien Revolving Loan	1,059	(64)	995
Sun Acquirer Corp.	1st Lien Delayed Draw Term Loan	6,182	(4,604)	1,578
Sundance Group Holdings, Inc.	1st Lien Revolving Loan	1	—	1
Survitec Group Holdco Limited	1st Lien Term Loan	629	(1)	628
Symplr Software Inc.	1st Lien Revolving Loan	1	—	1
Systems Planning and Analysis, Inc.	1st Lien Revolving Loan	1,004	(431)	573
TA/WEG Holdings, LLC	1st Lien Revolving Loan	914	—	914
Tandarts Today Holding B.V.	1st Lien Delayed Draw Term Loan	3,685	(1,095)	2,590
TCP Hawker Intermediate LLC	1st Lien Revolving Loan	458	—	458
TCP Hawker Intermediate LLC	1st Lien Delayed Draw Term Loan	915	(520)	395

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
The Mather Group, LLC	1st Lien Revolving Loan	$750	$(80)	$670
The Mather Group, LLC	1st Lien Delayed Draw Term Loan	2,491	(1,615)	876
The NPD Group, L.P.	1st Lien Revolving Loan	1,305	(105)	1,200
The Ultimus Group Midco, LLC	1st Lien Revolving Loan	396	(45)	351
Thermostat Purchaser III, Inc.	1st Lien Revolving Loan	100	—	100
Thermostat Purchaser III, Inc.	2nd Lien Delayed Draw Term Loan	612	—	612
Trader Corporation	1st Lien Revolving Loan	13	—	13
Tricolor Funding SPV 3 LLC	1st Lien Revolving Loan	2,273	(2,246)	27
Turbo Acquisitions 10 Bidco Limited	1st Lien Delayed Draw Term Loan	3,847	(2,760)	1,087
Two Six Labs, LLC	1st Lien Revolving Loan	2,561	—	2,561
Two Six Labs, LLC	1st Lien Delayed Draw Term Loan	2,839	(1,411)	1,428
UKG Inc.	1st Lien Revolving Loan	3	—	3
United Digestive MSO Parent, LLC	1st Lien Revolving Loan	130	—	130
United Digestive MSO Parent, LLC	1st Lien Delayed Draw Term Loan	834	—	834
US Salt Investors, LLC	1st Lien Revolving Loan	679	—	679
Verista, Inc.	1st Lien Revolving Loan	2,000	(134)	1,866
Verista, Inc.	1st Lien Delayed Draw Term Loan	4,238	(1,841)	2,397
Vobev, LLC	1st Lien Revolving Loan	1	(1)	—
Vobev, LLC	1st Lien Delayed Draw Term Loan	1,322	—	1,322
VPP Intermediate Holdings, LLC	1st Lien Revolving Loan	315	(41)	274
VRC Companies, LLC	1st Lien Revolving Loan	1,342	—	1,342
Waste Services Finco Pty Ltd	1st Lien Delayed Draw Term Loan	891	(178)	713
Watermill Express, LLC	1st Lien Revolving Loan	275	(159)	116
Waverly Advisors, LLC	1st Lien Revolving Loan	375	—	375
Waverly Advisors, LLC	1st Lien Delayed Draw Term Loan	1,490	(1,228)	262
WebPT, Inc.	1st Lien Revolving Loan	216	(62)	154
Wellness AcquisitionCo, Inc.	1st Lien Revolving Loan	504	—	504
Wellness AcquisitionCo, Inc.	1st Lien Delayed Draw Term Loan	609	—	609
Wildcat BuyerCo, Inc.	1st Lien Revolving Loan	255	—	255
Witherslack Bidco Limited	1st Lien Delayed Draw Term Loan	523	—	523
WorkWave Intermediate II, LLC	1st Lien Revolving Loan	460	—	460
Worldwide Produce Acquisition, LLC	1st Lien Revolving Loan	21	(6)	15
Worldwide Produce Acquisition, LLC	1st Lien Delayed Draw Term Loan	56	(3)	53
WSBidCo Limited	1st Lien Delayed Draw Term Loan	3,664	(2)	3,662
WSHP FC Acquisition LLC	1st Lien Revolving Loan	3,245	(3,057)	188
YE Brands Holdings, LLC	1st Lien Revolving Loan	254	—	254
ZB Holdco LLC	1st Lien Revolving Loan	637	—	637
		$405,333	$(145,754)	$259,579

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

(i)  This loan or a portion of this loan represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon a spread plus the applicable reference rate determined at the time of purchase.

(j)  Loan or bond was on non-accrual status as of June 30, 2023.

(k)  Non-income producing security as of June 30, 2023.

(l)  When-Issued or delayed delivery security based on typical market settlement convention for such security.

(m)  The Fund sold a participating interest of CAD 8,582 in aggregate principal amount outstanding of the portfolio company's first lien senior secured revolver. As the transaction did not qualify as a "true sale" in accordance with U.S. generally accepted accounting principles ("GAAP"), the Fund recorded a corresponding secured borrowing of $7,185 at fair value, included in "accrued expenses and other payables" in the consolidated statement of assets and liabilities. As of June 30, 2023, the interest rate in effect for the secured borrowing was 12.77%.

(n)  The Fund sold a participating interest of $1,023 in aggregate principal amount outstanding of the portfolio company's first lien senior secured revolver. As the transaction did not qualify as a "true sale" in accordance with GAAP, the Fund recorded a corresponding secured borrowing of $1,023 at fair value, included in "accrued expenses and other payables" in the consolidated statement of assets and liabilities. As of June 30, 2023, the interest rate in effect for the secured borrowing was 12.61%.

(o)  The Fund sold a participating interest of £1,200 in aggregate principal amount outstanding of the portfolio company's first lien senior secured revolver. As the transaction did not qualify as a "true sale" in accordance with GAAP, the Fund recorded a corresponding secured borrowing of $1,643 at fair value, included in "accrued expenses and other payables" in the consolidated statement of assets and liabilities. As of June 30, 2023 the interest rate in effect for the secured borrowing was 9.98%.

  As of June 30, 2023, the aggregate cost of securities for Federal income tax purposes was $4,025,547. Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$33,471
Gross unrealized depreciation	(185,710)
Net unrealized depreciation	$(152,239)

Securities sold short as of June 30, 2023 were as follows:

Corporate Bonds Sold Short

Company	Industry	Interest Rate	Maturity Date	Principal Amount	Value	% of Net Assets
Vine Energy Holdings LLC	Oil & Gas	6.75%	4/15/2029	$(338)	$(336)
Total Corporate Bonds Sold Short (Cost $(341))					$(336)	(0.01)%

Forward currency contracts as of June 30, 2023 were as follows:

Description	Notional Amount to be Purchased	Notional Amount to be Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Foreign currency forward contract	$19,051	CAD	25,232	Goldman Sachs	July 19, 2023	$65	$—
Foreign currency forward contract	$116,906		£92,035	Goldman Sachs	July 28, 2023	—	(1,890)
Foreign currency forward contract	$44,523		€40,752	Goldman Sachs	July 28, 2023	720	—
Foreign currency forward contract	$14,537	SEK	156,615	Goldman Sachs	July 28, 2023	675	—
Foreign currency forward contract	$11,863	NZD	19,332	Goldman Sachs	July 28, 2023	—	(43)
Foreign currency forward contract	$8,348	AUD	12,522	Goldman Sachs	July 28, 2023	—	(41)
Foreign currency forward contract	$6,163	CAD	8,161	Goldman Sachs	July 28, 2023	—	(155)
Foreign currency forward contract	$4,759	DKK	32,423	Goldman Sachs	July 28, 2023	74	—
Foreign currency forward contract	$3,690	PLN	15,023	Goldman Sachs	July 28, 2023	—	(94)
Foreign currency forward contract	$2,688	DKK	18,316	Goldman Sachs	July 28, 2023	10	—
Foreign currency forward contract	$909		£716	Goldman Sachs	July 28, 2023	—	(8)
Foreign currency forward contract	$713	NOK	7,650	Goldman Sachs	July 28, 2023	10	—
Foreign currency forward contract	$601		£473	Goldman Sachs	July 28, 2023	—	(13)
Foreign currency forward contract	$560	DKK	3,818	Goldman Sachs	July 28, 2023	—	(11)
Foreign currency forward contract	$375	CAD	497	Goldman Sachs	July 28, 2023	—	(3)

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Description	Notional Amount to be Purchased	Notional Amount to be Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Foreign currency forward contract	$329	CAD436	Goldman Sachs	July 28, 2023	$2	$—
Foreign currency forward contract	$181	CAD239	Goldman Sachs	July 28, 2023	—	(5)
Foreign currency forward contract	£6,353	$8,070	Goldman Sachs	July 28, 2023	—	(31)
Foreign currency forward contract	$3,931	SEK42,254	Goldman Sachs	September 15, 2023	81	—
Foreign currency forward contract	$1,822	SEK19,581	Goldman Sachs	September 15, 2023	—	(40)
Foreign currency forward contract	SEK27,575	$2,566	Goldman Sachs	September 15, 2023	—	(31)
Foreign currency forward contract	$2,274	€2,072	Goldman Sachs	October 27, 2023	—	(157)
Foreign currency forward contract	$771	€703	Goldman Sachs	October 27, 2023	—	(14)
Total					$1,637	$(2,536)

Purchased options outstanding as of June 30, 2023 were as follows:

Options on Equity Indices — Buy Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$30	August 16, 2023	Citigroup Global Markets Inc.	$781	$43	$24
Total Purchased Options on Equity Indices					$43	$24

Written options outstanding as of June 30, 2023 were as follows:

Options on Equity Indices — Sell Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$40	August 16, 2023	Citigroup Global Markets Inc.	$(781)	$(24)	$(12)
Total Written Options					$(24)	$(12)

Swap Agreements outstanding as of June 30, 2023 were as follows:

Swap Agreements: Centrally Cleared or Exchange Traded

Credit Default Swaps on Credit Indices — Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY S35 5Y	Q	5.00%	December 20, 2025	ICE	$4,249	$(198)	$(417)	$219
CDX.NA.HY S37 5Y	Q	5.00%	December 20, 2026	ICE	3,750	(191)	(153)	(38)
CDX.NA.HY S39 5Y	Q	5.00%	December 20, 2027	ICE	2,500	(85)	(2)	(83)
Total Swap Agreements — Buy Protection: Centrally Cleared or Exchange Traded						$(474)	$(572)	$98

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Credit Default Swaps on Credit Indices — Sell Protection (4)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
RIGINC CDS USD SR 2Y	Q	1.00%	December 20, 2024	ICE	$(500)	$(25)	$(53)	$28
Total Swap Agreements — Sell Protection: Centrally Cleared or Exchange Traded						$(25)	$(53)	$28

Swap Agreements: Over the Counter

Credit Default Swaps on Credit Indices — Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY S35 5Y Tranche 15-25	Q	5.00%	December 20, 2025	Goldman Sachs	$8,569	$(574)	$(167)	$(407)
CMBX.NA.BBB—S9	M	3.00%	September 17, 2058	Goldman Sachs	1,030	245	246	(1)
Total Swap Agreements — Buy Protection: Over the Counter						$(329)	$79	$(408)

Credit Default Swaps on Credit Indices — Sell Protection (4)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Fortress BSL XIX WH Bespoke CDX	Q	—%	August 15, 2025	Goldman Sachs	$(2,929)	$—	$—	$—
UBER CDS USD SR 5Y	Q	5.00%	June 20, 2027	Goldman Sachs	(900)	113	61	52
Total Swap Agreements — Sell Protection: Over the Counter						$113	$61	$52

(1)  If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)  The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)  The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)  If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Abbreviations:

144A  Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

CLO  Collateralized Loan Obligation

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2023 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Currencies:

€  Euro Currency

£  British Pounds

$  U.S. Dollars

AUD  Australian Dollars

CAD  Canadian Dollars

DKK  Danish Krone

GBP  British Pounds

NOK  Norwegian Krone

NZD  New Zealand Dollars

PLN  Polish Zloty

SEK  Swedish Krone

USD  U.S. Dollars

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Statement of Assets and Liabilities

June 30, 2023 (Unaudited)
(in thousands)

Assets:
Investments in unaffiliated issuers, at fair value (cost $4,007,916)	$3,873,308
Derivatives	2,019
Cash	78,901
Cash denominated in foreign currency, at value (cost $43,465)	43,525
Due from brokers	18,021
Receivable for common shares issued by the Fund	23,014
Receivable for securities sold	74,356
Interest and dividend receivable	25,303
Other assets	4,198
Total assets	$4,142,645
Liabilities:
Debt	$679,951
Mandatory redeemable preferred shares (liquidation preference $570,000, net of unamortized deferred issuance costs of $5,180)	564,820
Securities sold short (cost $341)	336
Derivatives	3,122
Payable for securities purchased	162,629
Interest and facility fees payable	7,008
Accrued expenses and other payables	48,332
Total liabilities	1,466,198
Commitments and contingencies (See Note 2)
Net assets	$2,676,447
Net assets consist of:
Paid-in capital	$2,772,742
Accumulated overdistributed earnings	(96,295)
Net assets	$2,676,447

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Statement of Assets and Liabilities (continued)

June 30, 2023 (Unaudited)
(in thousands, except per share data)

Common shares:
Class A:
Net Assets	$64,024
Shares Outstanding ($.001 par value; unlimited shares authorized)	2,641
Net Asset Value Per Share	$24.25
Maximum Offering Price Per Share	$25.73
Class C:
Net Assets	$75,655
Shares Outstanding ($.001 par value; unlimited shares authorized)	3,145
Net Asset Value Per Share	$24.06
Class I:
Net Assets	$1,981,767
Shares Outstanding ($.001 par value; unlimited shares authorized)	80,865
Net Asset Value Per Share	$24.51
Class L:
Net Assets	$10,732
Shares Outstanding ($.001 par value; unlimited shares authorized)	441
Net Asset Value Per Share	$24.32
Maximum Offering Price Per Share	$25.40
Class U:
Net Assets	$420,197
Shares Outstanding ($.001 par value; unlimited shares authorized)	17,258
Net Asset Value Per Share	$24.35
Class U-2:
Net Assets	$90,919
Shares Outstanding ($.001 par value; unlimited shares authorized)	3,738
Net Asset Value Per Share	$24.33
Maximum Offering Price Per Share	$24.95
Class W:
Net Assets	$33,153
Shares Outstanding ($.001 par value; unlimited shares authorized)	1,353
Net Asset Value Per Share	$24.51
Maximum Offering Price Per Share	$25.27

See accompanying notes to consolidated financial statements.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Statement of Operations

For the six months ended June 30, 2023 (Unaudited)
(in thousands)

Investment income:
Interest	$196,028
Dividend	9,314
Total investment income	205,342
Expenses:
Management fee (Note 3)	22,768
Incentive fee (Note 3)	20,938
Interest and credit facility fees (Note 6 and 7)	32,589
Shareholder service expense and distribution fees (Note 3)	2,344
Other expenses	5,902
Total operating expenses	84,541
Tax expenses	1,044
Expense support recoupment (Note 3)	—
Total expenses	85,585
Net investment income	119,757
Realized and unrealized gains (losses) on investments, foreign currency and derivative contracts
Net realized losses on investments	(12,096)
Net realized gains on securities sold short	178
Net realized losses on derivative contracts	(16,658)
Net realized gains on foreign currency	1,188
Net unrealized gains on investments	42,069
Net unrealized gains on securities sold short	176
Net unrealized gains on derivative contracts	10,383
Net unrealized losses on foreign currency	(10,144)
Net realized and unrealized gains on investments, foreign currency and other transactions	15,096
Net increase in net assets resulting from operations	$134,853

See accompanying notes to consolidated financial statements.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Statements of Changes in Net Assets

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Increase (decrease) in net assets from operations:
Net investment income	$119,757	$155,102
Net realized gains (losses) on investments, foreign currency and other transactions	(27,388)	11,917
Net unrealized gains (losses) on investments, foreign currency and other transactions	42,484	(210,771)
Net increase (decrease) from operations	134,853	(43,752)
Distributions to shareholders from (Note 2):
Distributed earnings — Class A	(2,229)	(3,380)
Distributed earnings — Class C	(2,468)	(4,298)
Distributed earnings — Class I	(71,743)	(98,901)
Distributed earnings — Class L	(383)	(604)
Distributed earnings — Class U	(13,801)	(20,824)
Distributed earnings — Class U-2	(2,997)	(4,278)
Distributed earnings — Class W	(1,175)	(1,995)
Total distributions	(94,796)	(134,280)
Increase (decrease) in net assets from operations and distributions	40,057	(178,032)
Share transactions:
Class A:
Proceeds of shares issued	11,324	11,939
Value of distributions reinvested	621	928
Cost of shares redeemed	(7,697)	(11,568)
Net increase from share transactions	4,248	1,299
Class C:
Proceeds of shares issued	4,469	9,867
Value of distributions reinvested	1,143	2,041
Cost of shares redeemed	(4,758)	(9,508)
Net increase from share transactions	854	2,400
Class I:
Proceeds of shares issued	249,834	792,673
Value of distributions reinvested	18,532	24,844
Cost of shares redeemed	(135,482)	(207,867)
Net increase from share transactions	132,884	609,650
Class L:
Proceeds of shares issued	70	1,452
Value of distributions reinvested	272	448
Cost of shares redeemed	(319)	(403)
Net increase from share transactions	23	1,497
Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Statements of Changes in Net Assets (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Class U:
Proceeds of shares issued	32,333	82,718
Value of distributions reinvested	10,371	16,219
Cost of shares redeemed	(17,868)	(26,911)
Net increase from share transactions	24,836	72,026
Class U-2:
Proceeds of shares issued	7,512	33,378
Value of distributions reinvested	2,296	3,392
Cost of shares redeemed	(5,104)	(2,891)
Net increase from share transactions	4,704	33,879
Class W:
Proceeds of shares issued	—	—
Value of distributions reinvested	868	1,459
Cost of shares redeemed	(409)	(5,354)
Net increase (decrease) from share transactions	459	(3,895)
Total increase in net assets	208,065	538,824
Net Assets, beginning of period	2,468,382	1,929,558
Net Assets, end of period	$2,676,447	$2,468,382

See accompanying notes to consolidated financial statements.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Consolidated Statement of Cash Flows

For the six months ended June 30, 2023 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)

Operating activities:
Net increase in net assets resulting from operations	$134,853
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(589,298)
Proceeds from the sale of investments	272,022
Proceeds from securities sold short	1,427
Purchases to cover securities sold short	(2,028)
Purchases of derivative contracts	(16,192)
Proceeds from the sale of derivative contracts	599
Amortization and accretion of discounts and premiums, net	(6,259)
Net realized losses on investments	12,096
Net realized gains on securities sold short	(178)
Net realized losses on derivative contracts	16,658
Net unrealized gains on investments	(42,069)
Net unrealized gains on securities sold short	(176)
Net unrealized gains on derivative contracts	(10,383)
Net realized and unrealized losses on foreign currency	8,956
Amortization of debt issuance cost	1,219
Payment-in-kind ("PIK") interest and dividends	(5,359)
Collections of PIK interest and dividends	2,138
Changes in operating assets and liabilities:
Due from brokers	8,866
Interest and dividend receivable	2,795
Other assets	(237)
Interest and facility fees payable	1,581
Accrued expenses and other payables	1,691
Net cash used in operating activities	(207,278)
Financing activities:
Borrowings on debt	438,575
Repayments of debt	(426,776)
Proceeds from issuance of mandatory redeemable preferred shares	150,000
Deferred debt and mandatory redeemable preferred shares issuance costs	(1,644)
Proceeds of common shares issued	297,424
Cost of common shares redeemed	(171,637)
Distributions to shareholders	(90,760)
Value of distributions reinvested	34,103
Net cash provided by financing activities	229,285
Change in cash	22,007
Cash, Beginning of Period	100,419
Cash, End of Period	$122,426
Supplemental disclosure of cash flow information:
Cash paid for interest and credit facility fees during the period	$29,794
Cash paid for taxes during the period	$3,225

See accompanying notes to consolidated financial statements.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Financial Highlights

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
Class A
Per share data:
Net asset value, beginning of period	$23.86		$25.75		$25.13		$25.93	$25.44		$25.80	$25.25
Income from investment operations:
Net investment income(a)	1.14		1.62		1.46		1.40	0.23		1.39	1.52
Net realized and unrealized gains (losses)	0.15		(2.09)		0.55		(0.80)	0.49		(0.36)	0.42
Total income (loss) from investment operations	1.29		(0.47)		2.01		0.60	0.72		1.03	1.94
Less distributions declared to shareholders:
From net investment income	(0.90)		(1.42)		(1.39)		(1.40)	(0.23)		(1.39)	(1.39)
Total distributions	(0.90)		(1.42)		(1.39)		(1.40)	(0.23)		(1.39)	(1.39)
Net asset value, end of period	$24.25		$23.86		$25.75		$25.13	$25.93		$25.44	$25.80
Total return, excluding expense support(b)	5.47%		(1.70)%		8.93%		3.61%	2.86%		4.37%	(2.44)%
Total return, including expense support(b)	5.47%		(1.84)%		8.21%		2.77%	2.86%		4.10%	7.91%
Ratios to average net assets/supplemental data:
Net assets, end of period	$64,024		$58,829		$62,031		$58,881	$60,203		$54,386	$37,915
Including interest expense:
Expenses, excluding expense support(d)(g)	6.90	%(e)(h)	4.92	%(h)	3.11	%(h)	3.44%	4.01	%(e)	4.03%	5.98%
Expenses, including expense support(d)(f)(g)	6.90	%(e)(h)	5.06	%(h)	3.83	%(h)	4.28%	4.01	%(e)	4.30%	0.34%
Excluding interest expense:
Expenses, excluding expense support(d)(g)	4.29	%(e)	3.40%		2.46%		2.90%	3.33	%(e)	3.38%	5.97%
Expenses, including expense support(d)(f)(g)	4.29	%(e)	3.54%		3.18%		3.73%	3.33	%(e)	3.65%	0.33%
Net investment income(d)	9.51	%(e)	6.53%		5.72%		5.86%	5.27	%(e)	5.56%	5.91%
Portfolio turnover rate	7.49	%(c)	38.16%		43.72%		59.77%	5.42	%(c)	63.58%	28.36%

*  For the two month period ended December 31, 2019. See Note 1 to the consolidated financial statements.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan, (the "DRIP"). Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by CION Ares Management, LLC (the "Adviser").

(c)  Not annualized.

(d)  Includes organizational and offering costs.

(e)  Annualized, except for certain non-recurring costs.

(f)  Includes expense support provided or (recouped) by the Adviser.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g)  For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
Base management fees	1.82%	1.77%	1.58%	1.56%	1.56%	1.47%	1.49%
Income based incentive fees	1.67%	0.79%	—%	—%	—%	—%	—%
Cost of borrowing	2.61%	1.52%	0.65%	0.54%	0.68%	0.65%	—%
Net expense support	—%	0.14%	0.72%	0.84%	—%	0.27%	(5.91)%
Other operating expenses	0.80%	0.84%	0.88%	1.34%	1.77%	1.91%	4.76%
Total operating expenses	6.90%	5.06%	3.83%	4.28%	4.01%	4.30%	0.34%

(h)  Includes stated dividends and amortization of deferred issuance costs on the mandatory redeemable preferred shares. See Note 7 to the consolidated financial statements.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
Class C
Per share data:
Net asset value, beginning of period	$23.66		$25.65		$25.05		$25.90	$25.44		$25.80	$25.25
Income from investment operations:
Net investment income(a)	1.06		1.48		1.43		1.35	0.19		1.39	1.52
Net realized and unrealized gains (losses)	0.14		(2.08)		0.56		(0.80)	0.50		(0.36)	0.42
Total income (loss) from investment operations	1.20		(0.60)		1.99		0.55	0.69		1.03	1.94
Less distributions declared to shareholders:
From net investment income	(0.80)		(1.39)		(1.39)		(1.40)	(0.23)		(1.39)	(1.39)
Total distributions	(0.80)		(1.39)		(1.39)		(1.40)	(0.23)		(1.39)	(1.39)
Net asset value, end of period	$24.06		$23.66		$25.65		$25.05	$25.90		$25.44	$25.80
Total return, excluding expense support(b)	5.18%		(2.31)%		8.20%		2.81%	2.74%		3.70%	(3.19)%
Total return, including expense support(b)	5.18%		(2.42)%		8.16%		2.57%	2.74%		4.10%	7.91%
Ratios to average net assets/supplemental data:
Net assets, end of period	$75,655		$73,573		$77,361		$68,039	$65,779		$59,912	$29,868
Including interest expense:
Expenses, excluding expense support(d)(g)	7.52	%(e)(h)	5.50	%(h)	3.87	%(h)	4.18%	4.76	%(e)	4.82%	6.73%
Expenses, including expense support(d)(f)(g)	7.52	%(e)(h)	5.61	%(h)	3.91	%(h)	4.41%	4.76	%(e)	4.42%	0.34%
Excluding interest expense:
Expenses, excluding expense support(d)(g)	4.93	%(e)	3.98%		3.22%		3.64%	4.07	%(e)	4.15%	6.72%
Expenses, including expense support(d)(f)(g)	4.93	%(e)	4.09%		3.26%		3.88%	4.07	%(e)	3.75%	0.33%
Net investment income(d)	8.90	%(e)	5.99%		5.65%		5.66%	4.52	%(e)	5.48%	5.91%
Portfolio turnover rate	7.49	%(c)	38.16%		43.72%		59.77%	5.42	%(c)	63.58%	28.36%

*  For the two month period ended December 31, 2019. See Note 1 to the consolidated financial statements.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's DRIP. Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by the Adviser.

(c)  Not annualized.

(d)  Includes organizational and offering costs.

(e)  Annualized, except for certain non-recurring costs.

(f)  Includes expense support provided or (recouped) by the Adviser.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g)  For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
Base management fees	1.82%	1.77%	1.58%	1.56%	1.56%	1.47%	1.49%
Income based incentive fees	1.56%	0.61%	—%	—%	—%	—%	—%
Cost of borrowing	2.59%	1.52%	0.65%	0.52%	0.68%	0.67%	—%
Net expense support	—%	0.11%	0.04%	0.24%	—%	(0.40)%	(6.20)%
Other operating expenses	1.55%	1.60%	1.64%	2.09%	2.52%	2.68%	5.05%
Total operating expenses	7.52%	5.61%	3.91%	4.41%	4.76%	4.42%	0.34%

(h)  Includes stated dividends and amortization of deferred issuance costs on the mandatory redeemable preferred shares. See Note 7 to the consolidated financial statements.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
Class I
Per share data:
Net asset value, beginning of period	$24.12		$26.01		$25.22		$25.93	$25.44		$25.80	$25.25
Income from investment operations:
Net investment income(a)	1.18		1.73		1.62		1.49	0.23		1.39	1.52
Net realized and unrealized gains (losses)	0.15		(2.14)		0.56		(0.80)	0.49		(0.36)	0.42
Total income (loss) from investment operations	1.33		(0.41)		2.18		0.69	0.72		1.03	1.94
Less distributions declared to shareholders:
From net investment income	(0.94)		(1.48)		(1.39)		(1.40)	(0.23)		(1.39)	(1.39)
Total distributions	(0.94)		(1.48)		(1.39)		(1.40)	(0.23)		(1.39)	(1.39)
Net asset value, end of period	$24.51		$24.12		$26.01		$25.22	$25.93		$25.44	$25.80
Total return, excluding expense support(b)	5.58%		(1.62)%		8.90%		3.55%	2.88%		4.78%	(2.19)%
Total return, including expense support(b)	5.58%		(1.62)%		8.87%		3.12%	2.86%		4.10%	7.91%
Ratios to average net assets/supplemental data:
Net assets, end of period	$1,981,767		$1,819,625		$1,339,092		$603,536	$354,144		$298,481	$111,705
Including interest expense:
Expenses, excluding expense support(d)(g)	6.69	%(e)(h)	4.87	%(h)	3.25	%(h)	3.50%	3.74	%(e)	3.87%	5.73%
Expenses, including expense support(d)(f)(g)	6.69	%(e)(h)	4.87	%(h)	3.28	%(h)	3.93%	3.87	%(e)	4.55%	0.34%
Excluding interest expense:
Expenses, excluding expense support(d)(g)	4.08	%(e)	3.32%		2.56%		2.97%	3.06	%(e)	3.17%	5.71%
Expenses, including expense support(d)(f)(g)	4.08	%(e)	3.32%		2.59%		3.39%	3.19	%(e)	3.85%	0.32%
Net investment income(d)	9.74	%(e)	6.92%		6.34%		6.24%	5.44	%(e)	5.38%	5.91%
Portfolio turnover rate	7.49	%(c)	38.16%		43.72%		59.77%	5.42	%(c)	63.58%	28.36%

*  For the two month period ended December 31, 2019. See Note 1 to the consolidated financial statements.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's DRIP. Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by the Adviser.

(c)  Not annualized.

(d)  Includes organizational and offering costs.

(e)  Annualized, except for certain non-recurring costs.

(f)  Includes expense support provided or (recouped) by the Adviser.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g)  For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
Base management fees	1.82%	1.78%	1.60%	1.59%	1.56%	1.48%	1.49%
Income based incentive fees	1.70%	0.95%	0.33%	0.25%	—%	—%	—%
Cost of borrowing	2.61%	1.55%	0.69%	0.53%	0.68%	0.71%	—%
Net expense support	—%	—%	0.03%	0.43%	0.13%	0.68%	(4.79)%
Other operating expenses	0.56%	0.59%	0.63%	1.13%	1.50%	1.68%	3.64%
Total operating expenses	6.69%	4.87%	3.28%	3.93%	3.87%	4.55%	0.34%

(h)  Includes stated dividends and amortization of deferred issuance costs on the mandatory redeemable preferred shares. See Note 7 to the consolidated financial statements.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Year Ended October 31, 2019	For the Period from November 2, 2017 (commencement of operations) to October 31, 2018
Class L
Per share data:
Net asset value, beginning of period	$23.93		$25.85		$25.14		$25.92	$25.44		$25.80	$25.23
Income from investment operations:
Net investment income(a)	1.12		1.63		1.54		1.44	0.19		1.39	1.52
Net realized and unrealized gains (losses)	0.14		(2.11)		0.56		(0.82)	0.52		(0.36)	0.43
Total income (loss) from investment operations	1.26		(0.48)		2.10		0.62	0.71		1.03	1.95
Less distributions declared to shareholders:
From net investment income	(0.87)		(1.44)		(1.39)		(1.40)	(0.23)		(1.39)	(1.38)
Total distributions	(0.87)		(1.44)		(1.39)		(1.40)	(0.23)		(1.39)	(1.38)
Net asset value, end of period	$24.32		$23.93		$25.85		$25.14	$25.92		$25.44	$25.80
Total return, excluding expense support(b)	5.39%		(1.92)%		8.69%		3.27%	2.82%		4.32%	(2.69)%
Total return, including expense support(b)	5.39%		(1.92)%		8.58%		2.85%	2.82%		4.10%	7.96%
Ratios to average net assets/supplemental data:
Net assets, end of period	$10,732		$10,537		$9,845		$7,364	$6,325		$5,536	$1,933
Including interest expense:
Expenses, excluding expense support(d)(g)	7.11	%(e)(h)	5.12	%(h)	3.40	%(h)	3.82%	4.24	%(e)	4.38%	6.23	%(e)
Expenses, including expense support(d)(f)(g)	7.11	%(e)(h)	5.12	%(h)	3.51	%(h)	4.24%	4.24	%(e)	4.60%	0.34	%(e)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	4.51	%(e)	3.59%		2.75%		3.27%	3.56	%(e)	3.67%	6.21	%(e)
Expenses, including expense support(d)(f)(g)	4.51	%(e)	3.59%		2.86%		3.69%	3.56	%(e)	3.89%	0.32	%(e)
Net investment income(d)	9.33	%(e)	6.56%		6.05%		6.04%	4.47	%(e)	5.35%	5.19	%(e)
Portfolio turnover rate	7.49	%(c)	38.16%		43.72%		59.77%	5.42	%(c)	63.58%	28.36	%(c)

*  For the two month period ended December 31, 2019. See Note 1 to the consolidated financial statements.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's DRIP. Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by the Adviser.

(c)  Not annualized.

(d)  Includes organizational and offering costs.

(e)  Annualized, except for certain non-recurring costs.

(f)  Includes expense support provided or (recouped) by the Adviser.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g)  For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
Base management fees	1.82%	1.78%	1.58%	1.58%	1.56%	1.49%	1.48%
Income based incentive fees	1.63%	0.75%	0.05%	0.02%	—%	—%	—%
Cost of borrowing	2.60%	1.53%	0.65%	0.55%	0.68%	0.72%	—%
Net expense support	—%	—%	0.11%	0.42%	—%	0.21%	(4.71)%
Other operating expenses	1.06%	1.06%	1.12%	1.67%	2.00%	2.18%	3.57%
Total operating expenses	7.11%	5.12%	3.51%	4.24%	4.24%	4.60%	0.34%

(h)  Includes stated dividends and amortization of deferred issuance costs on the mandatory redeemable preferred shares. See Note 7 to the consolidated financial statements.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Period from July 26, 2019 (commencement of operations) to October 31, 2019
Class U
Per share data:
Net asset value, beginning of period	$23.95		$25.87		$25.18		$25.92	$25.44		$25.86
Income from investment operations:
Net investment income(a)	1.09		1.59		1.52		1.42	0.20		0.40
Net realized and unrealized gains (losses)	0.15		(2.11)		0.56		(0.76)	0.51		(0.45)
Total income (loss) from investment operations	1.24		(0.52)		2.08		0.66	0.71		(0.05)
Less distributions declared to shareholders:
From net investment income	(0.84)		(1.40)		(1.39)		(1.40)	(0.23)		(0.37)
Total distributions	(0.84)		(1.40)		(1.39)		(1.40)	(0.23)		(0.37)
Net asset value, end of period	$24.35		$23.95		$25.87		$25.18	$25.92		$25.44
Total return, excluding expense support(b)	5.24%		(2.07)%		8.48%		3.01%	2.74%		1.60%
Total return, including expense support(b)	5.24%		(2.07)%		8.48%		2.99%	2.82%		(0.14)%
Ratios to average net assets/ supplemental data:
Net assets, end of period	$420,197		$388,866		$345,691		$199,175	$42,902		$10,434
Including interest expense:
Expenses, excluding expense support(d)(g)	7.33	%(e)(h)	5.33	%(h)	3.64	%(h)	4.00%	4.31	%(e)	4.85	%(e)
Expenses, including expense support(d)(f)(g)	7.33	%(e)(h)	5.33	%(h)	3.64	%(h)	4.02%	3.83	%(e)	6.59	%(e)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	4.72	%(e)	3.80%		2.97%		3.51%	3.66	%(e)	3.88	%(e)
Expenses, including expense support(d)(f)(g)	4.72	%(e)	3.80%		2.97%		3.54%	4.48	%(e)	5.62	%(e)
Net investment income(d)	9.10	%(e)	6.39%		5.96%		5.98%	5.39	%(e)	12.08	%(e)
Portfolio turnover rate	7.49	%(c)	38.16%		43.72%		59.77%	5.42	%(c)	63.58	%(c)

*  For the two month period ended December 31, 2019. See Note 1 to the consolidated financial statements.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's DRIP. Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by the Adviser.

(c)  Not annualized.

(d)  Includes organizational and offering costs.

(e)  Annualized, except for certain non-recurring costs.

(f)  Includes expense support provided or (recouped) by the Adviser.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g)  For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*	For the Year Ended October 31, 2019
Base management fees	1.82%	1.78%	1.59%	1.60%	1.56%	1.61%
Income based incentive fees	1.60%	0.67%	—%	—%	—%	—%
Cost of borrowing	2.61%	1.53%	0.67%	0.48%	0.65%	0.89%
Net expense support	—%	—%	—%	0.02%	(0.47)%	1.74%
Other operating expenses	1.30%	1.35%	1.38%	1.92%	2.09%	2.35%
Total operating expenses	7.33%	5.33%	3.64%	4.02%	3.83%	6.59%

(h)  Includes stated dividends and amortization of deferred issuance costs on the mandatory redeemable preferred shares. See Note 7 to the consolidated financial statements.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Period from April 13, 2020 (commencement of operations) to December 31, 2020
Class U-2
Per share data:
Net asset value, beginning of period	$23.92		$25.85		$25.17		$21.79
Income from investment operations:
Net investment income(a)	1.10		1.60		1.52		0.76
Net realized and unrealized gains (losses)	0.15		(2.13)		0.55		3.62
Total income (loss) from investment operations	1.25		(0.53)		2.07		4.38
Less distributions declared to shareholders:
From net investment income	(0.84)		(1.40)		(1.39)		(1.00)
Total distributions	(0.84)		(1.40)		(1.39)		(1.00)
Net asset value, end of period	$24.33		$23.92		$25.85		$25.17
Total return, excluding expense support(b)	5.29%		(2.11)%		8.44%		19.71%
Total return, including expense support(b)	5.29%		(2.11)%		8.44%		19.71%
Ratios to average net assets/supplemental data:
Net assets, end of period	$90,919		$84,792		$56,851		$12,018
Including interest expense:
Expenses, excluding expense support(d)(g)	7.30	%(e)(h)	5.39	%(h)	3.74	%(h)	4.10	%(e)
Expenses, including expense support(d)(f)(g)	7.30	%(e)(h)	5.39	%(h)	3.74	%(h)	4.10	%(e)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	4.72	%(e)	3.83%		3.00%		3.69	%(e)
Expenses, including expense support(d)(f)(g)	4.72	%(e)	3.83%		3.00%		3.69	%(e)
Net investment income(d)	9.13	%(e)	6.48%		5.98%		4.48	%(e)
Portfolio turnover rate	7.49	%(c)	38.16%		43.72%		59.77	%(c)

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's DRIP. Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by the Adviser.

(c)  Not annualized.

(d)  Includes organizational and offering costs.

(e)  Annualized.

(f)  Includes expense support provided or (recouped) by the Adviser.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g)  For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Period from April 13, 2020 (commencement of operations) to December 31, 2020
Base management fees	1.82%	1.78%	1.62%	1.54%
Income based incentive fees	1.60%	0.71%	—%	—%
Cost of borrowing	2.58%	1.56%	0.74%	0.39%
Other operating expenses	1.30%	1.34%	1.38%	2.17%
Total operating expenses	7.30%	5.39%	3.74%	4.10%

(h)  Includes stated dividends and amortization of deferred issuance costs on the mandatory redeemable preferred shares. See Note 7 to the consolidated financial statements.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Period from December 21, 2018 (commencement of operations) to October 31, 2019
Class W
Per share data:
Net asset value, beginning of period	24.11		26.03		25.27		25.92	25.44		25.03
Income from investment operations:
Net investment income(a)	1.13		1.62		1.58		1.50	0.25		1.23
Net realized and unrealized gains (losses)	0.15		(2.10)		0.57		(0.75)	0.46		0.38
Total income (loss) from investment operations	1.28		(0.48)		2.15		0.75	0.71		1.61
Less distributions declared to shareholders:
From net investment income	(0.88)		(1.44)		(1.39)		(1.40)	(0.23)		(1.20)
Total distributions	(0.88)		(1.44)		(1.39)		(1.40)	(0.23)		(1.20)
Net asset value, end of period	$24.51		$24.11		$26.03		$25.27	$25.92		$25.44
Total return, excluding expense support(b)	5.41%		(1.91)%		8.73%		3.35%	2.82%		7.00%
Total return, including expense support(b)	5.41%		(1.91)%		8.73%		3.35%	2.82%		6.25%
Ratios to average net assets/ supplemental data:
Net assets, end of period	$33,153		$32,160		$38,688		$39,831	$39,449		$38,423
Including interest expense:
Expenses, excluding expense support(d)(g)	7.09	%(e)(h)	5.03	%(h)	3.39	%(h)	3.65%	4.28	%(e)	4.73	%(e)
Expenses, including expense support(d)(f)(g)	7.09	%(e)(h)	5.03	%(h)	3.39	%(h)	3.65%	4.28	%(e)	5.47	%(e)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	4.51	%(e)	3.53%		2.75%		3.14%	3.59	%(e)	3.65	%(e)
Expenses, including expense support(d)(f)(g)	4.51	%(e)	3.53%		2.75%		3.14%	3.59	%(e)	4.39	%(e)
Net investment income(d)	9.35	%(e)	6.45%		6.17%		6.23%	4.97	%(e)	5.14	%(e)
Portfolio turnover rate	7.49	%(c)	38.16%		43.72%		59.77%	5.42	%(c)	63.58	%(c)

*  For the two month period ended December 31, 2019. See Note 1 to the consolidated financial statements.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's DRIP. Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by the Adviser.

(c)  Not annualized.

(d)  Includes organizational and offering costs.

(e)  Annualized, except for certain non-recurring costs.

(f)  Includes expense support provided or (recouped) by the Adviser.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g)  For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*	For the Year Ended October 31, 2019
Base management fees	1.82%	1.77%	1.58%	1.54%	1.56%	1.57%
Income based incentive fees	1.64%	0.70%	0.06%	0.03%	—%	—%
Cost of borrowing	2.58%	1.50%	0.64%	0.50%	0.69%	0.91%
Net expense support	—%	—%	—%	—%	—%	0.74%
Other operating expenses	1.05%	1.06%	1.11%	1.58%	2.03%	2.25%
Total operating expenses	7.09%	5.03%	3.39%	3.65%	4.28%	5.47%

(h)  Includes stated dividends and amortization of deferred issuance costs on the mandatory redeemable preferred shares. See Note 7 to the consolidated financial statements.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

Information about the Fund's senior securities as of June 30, 2023, December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019 and October 31, 2019 is shown in the following table. There were no senior securities outstanding as of October 31, 2018 and October 31, 2017.

	Total Amount Outstanding Exclusive of Treasury Securities(a)	Asset Coverage Per Unit(b)	Involuntary Liquidating Preference Per Unit(c)	Average Market Value Per Unit(d)
Class and Period Ended
Revolving Credit Facility (Wells Fargo Bank, N.A.)
June 30, 2023 (Unaudited)	$453,339	$5,727	—	N/A
December 31, 2022	348,844	5,299	—	N/A
December 31, 2021	225,664	6,461	—	N/A
December 31, 2020	77,025	6,233	—	N/A
December 31, 2019	19,054	5,383	—	N/A
October 31, 2019	19,397	3,847	—	N/A
Revolving Credit Facility (State Street Bank and Trust Company)
June 30, 2023 (Unaudited)	$226,612	$5,727	—	N/A
December 31, 2022	317,201	5,299	—	N/A
December 31, 2021	176,803	6,461	—	N/A
December 31, 2020	111,283	6,233	—	N/A
December 31, 2019	110,387	5,383	—	N/A
October 31, 2019	144,357	3,847	—	N/A
Mandatory Redeemable Preferred Shares*
June 30, 2023 (Unaudited)	$570,000	$78.24	$25.00	N/A
December 31, 2022	420,000	81.52	25.00	N/A
December 31, 2021	300,000	93.11	25.00	N/A

*  There were no mandatory redeemable preferred shares outstanding as of December 31, 2020, December 31, 2019 and October 31, 2019.

(a)  Total amount of each class of senior securities outstanding at principal value at the end of the period presented.

(b)  The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness as calculated separately for each of the mandatory redeemable preferred shares and the credit facilities in accordance with Section 18(h) of the Investment Company Act of 1940, as amended. With respect to the mandatory redeemable preferred shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding mandatory redeemable preferred shares (based on a per share liquidation preference of $25). With respect to the credit facilities, the asset coverage ratio is multiplied by $1,000 to determine the "Asset Coverage Per Unit".

(c)  The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The "—" in this column indicates that the U.S. Securities and Exchange Commission expressly does not require this information to be disclosed for certain types of senior securities.

(d)  Not applicable to senior securities outstanding as of period end.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

(1) Organization

CION Ares Diversified Credit Fund (the "Fund") is a closed-end, diversified management investment company that is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the "Investment Company Act"). The Fund is structured as an interval fund and continuously offers its shares. The Fund was organized as a Delaware statutory trust on June 21, 2016.

The Fund's investment objective is to provide superior risk-adjusted returns across various market cycles by investing in a diversified portfolio of liquid and illiquid asset classes. The Fund seeks to capitalize on market inefficiencies and relative value opportunities throughout the entire global credit spectrum.

The Fund is externally managed by CION Ares Management, LLC (the "Adviser") pursuant to an investment advisory and management agreement. The Adviser was registered as an investment adviser with the U.S. Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), on January 4, 2017. The Adviser is a joint venture between affiliates of Ares Management Corporation ("Ares Management"), a publicly traded, leading global alternative investment manager, and CION Investment Group, LLC and is controlled by Ares Management. The Adviser oversees the management of the Fund's activities and is responsible for making investment decisions for the Fund's portfolio. Ares Operations LLC, a subsidiary of Ares Management, provides certain administrative and other services necessary for the Fund to operate.

Fiscal Year End Change

On September 25, 2019, the board of trustees (the "Board") approved a change to the fiscal year end of the Fund from October 31 to December 31. Accordingly, the Fund's consolidated financial statements and related notes include information as of and for the year ended December 31, 2020, the two month period ended December 31, 2019 and the year ended October 31, 2019.

(2) Significant Accounting Policies

Basis of Presentation

The accompanying consolidated schedule of investments has been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles ("GAAP"), and includes the accounts of the Fund and its consolidated subsidiaries. The Fund is an investment company following accounting and reporting guidance in Accounting

Standards Codification ("ASC") Topic 946, Financial Services — Investment Companies.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions and short-term, liquid investments in a money market account. Cash and cash equivalents are carried at cost, which approximates fair value.

Concentration of Credit Risk

The Fund places its cash and cash equivalents with financial institutions and, at times, cash held in depository or money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains or losses are measured by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment using the specific identification method without regard to unrealized gains or losses previously recognized, and include investments charged off during the period, net of recoveries. Unrealized gains or losses primarily reflect the change in investment values, including the reversal of previously recorded unrealized gains or losses when gains or losses are realized.

Pursuant to Rule 2a-5 under the Investment Company Act, the Board has designated the Adviser as the Fund's "valuation designee" to perform fair value determinations for investments held by the Fund without readily available market quotations subject to the overall supervision of the Board.

Investments for which market quotations are readily available are typically valued at such market quotations. In order to validate market quotations, the Adviser, as the valuation designee, looks at a number of factors to determine if the quotations are representative of fair value, including the source and nature of the quotations. Debt and equity securities that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the Adviser, as the valuation designee, subject to the overall supervision of the Board in accordance with the Adviser's valuation policy. The Adviser may utilize independent third-party pricing and valuation services to assist in the valuation of each portfolio investment without a readily available market quotation in accordance with the valuation policy and a consistently applied valuation process.

Investments in the Fund's portfolio that do not have a readily available market are valued at fair value as determined in good faith by the Adviser, as the valuation designee, as described herein. As part of the valuation process for investments that do not have readily available market prices, the Adviser may take

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

into account the following types of factors, if relevant, in determining the fair value of the Fund's investments: the enterprise value of a portfolio company (the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time), the nature and realizable value of any collateral, the portfolio company's ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business, a comparison of the portfolio company's securities to any similar publicly traded securities, changes in the interest rate environment and the credit markets, which may affect the price at which similar investments would trade in their principal markets and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent sale occurs, the Adviser considers the pricing indicated by the external event to corroborate its valuation.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of the Fund's investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, the Fund could realize significantly less than the value at which the Fund has recorded it. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned. All investments in securities are recorded at their fair value. See Note 4 for further information on the Adviser's valuation process for the Fund.

Interest Income Recognition

Interest income is recorded on an accrual basis and includes the accretion of discounts, amortization of premiums and payment-in-kind ("PIK") interest. Discounts from and premiums to par value on investments purchased are accreted/amortized into interest income over the life of the respective security using the effective yield method. To the extent loans contain PIK provisions, PIK interest, computed at the contractual rate specified in each applicable agreement, is accrued and recorded as interest income and added to the principal balance of the loan. PIK interest income added to the principal balance is generally collected upon repayment of the outstanding principal. To maintain the Fund's tax treatment as a regulated investment company ("RIC") under the Internal

Revenue Code of 1986, as amended (the "Code"), this non-cash source of income must be paid out to shareholders in the form of dividends for the year the income was earned, even though the Fund has not yet collected the cash. The amortized cost of investments represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest.

Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon the Fund's judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest are paid or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in the Fund's judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan has sufficient collateral value (i.e., typically measured as enterprise value of the portfolio company) or is in the process of collection.

Collateralized loan obligation ("CLO") equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, as required by ASC 325-40, Beneficial Interest in Securitized Financial Assets.

Dividend Income Recognition

Dividend income on preferred equity is recorded on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity securities is recorded on the record date for private portfolio companies or on the ex-dividend date for publicly traded portfolio companies. To the extent preferred equity contains PIK provisions, PIK dividends, computed at the contractual rate specified in each applicable agreement, are accrued and recorded as dividend income and added to the principal balance of the preferred equity. PIK dividends added to the principal balance are generally collected upon redemption of the equity security.

Foreign Currency Transactions and Forward Currency Contracts

The Fund's books and records are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, other assets and liabilities at the exchange rates prevailing at the end of the period; and (ii) purchases and sales of investment securities, income and expense at the exchange rates prevailing on the respective dates of such transactions, income or expenses.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in "net realized and unrealized gains or losses on investments" in the consolidated statement of operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Fund may enter into forward currency contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency contracts are obtained from an independent pricing source.

Derivative Instruments

The Fund values its derivatives at fair value with the unrealized gains or losses recorded in "net unrealized gains or losses on derivative contracts" in the consolidated statement of operations.

Mandatory Redeemable Preferred Shares

The Fund carries its mandatory redeemable preferred shares at amortized cost and such shares are included as a liability on the consolidated statement of assets and liabilities. See Note 7 for further information.

Debt and Mandatory Redeemable Preferred Shares Issuance Costs

Debt and mandatory redeemable preferred shares issuance costs are amortized over the life of the relevant senior secured revolving credit facilities and mandatory redeemable preferred shares.

Secured Borrowings

The Fund follows the guidance in ASC Topic 860, Transfers and Servicing ("ASC 860"), when accounting for participations and other partial loan sales. Certain loan sales do not qualify for sale accounting under ASC 860 because these sales do not meet the definition of a "participating interest," as defined in the guidance, in order for sale treatment to be allowed. Participations or other partial loan sales which do not meet the definition of a participating interest or which are not eligible for sale accounting remain as an investment on the consolidated statement of assets and liabilities as required under GAAP and the proceeds are recorded as a secured borrowing. Secured borrowings are carried at fair value and included in "accrued expenses and other payables" in the accompanying consolidated statement of assets and liabilities.

Income Taxes

The Fund has elected to be treated as a RIC under the Code, and operates in a manner so as to qualify for the tax treatment applicable to RICs. To qualify for tax treatment as a RIC, the Fund must (among other requirements) meet certain source-of-income and asset diversification requirements and timely distribute to its shareholders all or substantially all of its investment company taxable income, as defined by the Code, for each year. The Fund has made and intends to continue to make the requisite distributions to its shareholders, which will generally relieve the Fund from U.S. federal corporate-level income taxes.

Depending on the level of taxable income earned in a tax year, the Fund may choose to carry forward taxable income in excess of current year dividend distributions from such current year taxable income into the next tax year and pay a 4% excise tax on such income, as required. To the extent that the Fund determines that its estimated current year taxable income will be in excess of estimated dividend distributions for the current year from such income, the Fund accrues excise tax, if any, on estimated excess taxable income as such taxable income is earned.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

For tax purposes, the distributions to holders of mandatory redeemable preferred shares as described in Note 7 are treated as dividends.

Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the consolidated financial statements and reflected as an adjustment to the fair value of the related security in the consolidated schedule of investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded.

Distributions to Shareholders

The Fund records distributions from net investment income daily. These distributions may be reinvested or paid monthly to shareholders. The Fund intends to pay common shareholders at least annually all or substantially all of its taxable income. The Fund intends to pay any capital gains distributions at least annually.

The Fund may make distributions, without limitation, from offering proceeds or borrowings, which may constitute a return of capital, as well as net investment income from operations, capital and non-capital gains from the sale of assets, and dividends or distributions from equity investments. Furthermore, a portion of the Fund's distributions may be derived from expense support payments made by the Adviser, which are subject to repayment by the Fund within three years pursuant to the Expense Support and Conditional Reimbursement Agreement (the "Expense Support Agreement"). The purpose of such expense support payments is to ensure that the Fund bears an appropriate level of expenses. As such, the Fund's distributions may not be entirely based on investment performance and can only be sustained if positive investment performance is achieved in future periods and/or the Adviser continues to make such expense support payments. Any future repayments of expenses by the Fund will reduce cash otherwise potentially available for distributions. There can be no assurance that sufficient performance will be achieved in order to sustain the current level of the Fund's distributions. After the expiration of the current term of the Expense Support Agreement on July 31, 2024, the Adviser has no obligation to make expense support payments in future periods. If the Adviser did not make any expense support payments during such period, all or a portion of the Fund's distributions would have been a return of capital which would reduce the available capital for investment. The sources of the Fund's distributions may vary periodically. Please refer to the Financial Highlights table for the sources of distributions.

Shareholders' Allocations

The Fund currently offers Class A, Class C, Class I, Class L, Class U, Class U-2 and Class W common shares (See Note 5). Realized and unrealized gains and losses and net investment income, excluding class specific expenses, if any, are allocated daily to each class of common shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

Use of Estimates in the Preparation of the Consolidated Financial Statements

The preparation of the consolidated financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of actual contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income or loss and expenses during the reporting period. Actual results could differ from those estimates and such differences may be actual and contingent. Significant estimates include the valuation of investments.

Recent Accounting Pronouncements

The Fund considers the applicability and impact of all accounting standard updates ("ASU") issued by the Financial Accounting Standards Board. The Fund has assessed currently issued ASUs and has determined that they are not applicable or expected to have minimal impact on its consolidated financial statements.

(3) Investment Advisory and Other Agreements

The Adviser is registered as an investment adviser under the Advisers Act. The Adviser is an affiliate of Ares Management and leverages Ares Management's entire investment platform and benefits from the significant capital markets, trading and

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

research expertise of all of Ares Management's investment professionals.

Pursuant to the investment advisory agreement, dated December 6, 2016 (the "Investment Advisory Agreement") (most recently amended and restated as of May 22, 2020), by and between the Fund and the Adviser, the Adviser provides certain investment advisory and administrative services to the Fund and in consideration of the advisory services provided, the Adviser is entitled to a fee consisting of two components — a base management fee (the "Management Fee") and an incentive fee (the "Incentive Fee"). Pursuant to the investment sub-advisory agreement, dated as of December 6, 2016 (the "Investment Sub-Advisory Agreement"), by and among the Adviser, Ares Capital Management II LLC (the "Sub-Adviser") and the Fund, the Adviser pays the Sub-Adviser 40% of the Management Fee and Incentive Fee actually received and retained and not otherwise used to support expenses.

Pursuant to the Investment Advisory Agreement, the Fund has agreed to pay the Adviser the Management Fee at an annual rate of 1.25% of the average daily value of the Fund's total assets (including any assets attributable to any preferred shares issued or to indebtedness) minus the Fund's liabilities other than liabilities relating to indebtedness. During the six months ended June 30, 2023, the Fund incurred $22,768 of Management Fees.

The Incentive Fee is calculated and payable quarterly in arrears based upon each share class's "pre-incentive fee net investment income" for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on each share class's "average daily net asset value," equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a "catch-up" feature. For this purpose, "pre-incentive fee net investment income" means interest income, dividend income and any other income accrued during the calendar quarter, minus each share class's operating expenses for the quarter and taking into account the Expense Support Agreement. For such purposes, each share class's operating expenses will include the Management Fee, expenses reimbursed to the Adviser under the administration agreement, dated as of December 6, 2016 (the "Adviser Administration Agreement"), by and between the Fund and the Adviser, and any interest expense and distributions paid on any issued and outstanding preferred shares, but will exclude the Incentive Fee.

The "catch-up" provision is intended to provide the Adviser with an Incentive Fee of 15% on each share class's pre-incentive fee net investment income when the share class's pre-incentive fee net investment income reaches 1.765% of average daily net asset value in any calendar quarter. During the six months ended June 30, 2023, all share classes incurred a total of $20,938 of Incentive Fees.

Prior to May 22, 2020, the Incentive Fee was calculated and payable quarterly in arrears based upon the Fund's (rather than each class') "pre-incentive fee net investment income" for the immediately preceding quarter, and was subject to a hurdle rate, expressed as a rate of return on the Fund's "adjusted capital," equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a "catch-up" feature. "Adjusted Capital" previously was defined as the cumulative gross proceeds received by the Fund from the sale of the Fund's shares (including pursuant to the Fund's DRIP (as defined below), reduced by amounts paid in connection with purchases of the Fund's shares pursuant to the Fund's share repurchase program and further reduced by distribution representing a return of capital. In calculating any Incentive Fee, "pre-incentive fee net investment income" means interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund's operating expenses for the quarter.

The Adviser is obligated to pay expenses associated with providing the investment services stated in the Investment Advisory Agreement and Investment Sub-Advisory Agreement, including expenses associated with office space for their officers and employees, investment and economic research, trading and investment management of the Fund.

Under the Expense Support Agreement, the Adviser may at its discretion, through the period ending July 31, 2024, reimburse the Fund's operating expenses to the extent that aggregate distributions made to each class' shareholders during the applicable quarter exceed Available Operating Funds (as defined below). Additionally, during the term of the Expense Support Agreement, the Adviser may reimburse the Fund's operating expenses to the extent that it otherwise deems appropriate such that the Fund bears an appropriate level of expenses (each such payment, an "Expense Payment"). "Available Operating Funds" means the sum attributable to the applicable class of (i) the Fund's net investment Fund taxable income (including net short-term capital gains reduced by net long term capital losses); (ii) the Fund's net capital gains (including the excess of net long-term capital gains over net short-term capital losses); and (iii) dividends and other distributions paid to or otherwise earned by the Fund on account of investments in portfolio companies (to the extend such amounts listed in clause (iii) are not included under clauses (i) and (ii) above).

In consideration of the Adviser's agreement to reimburse the Fund's operating expenses, the Fund has agreed to repay the Adviser in the amount of any Fund expenses reimbursed subject to the limitation that a reimbursement (an "Adviser

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Reimbursement") will be made only if and to the extent that (i) it is payable not more than three years from the last business day of the calendar quarter in which the applicable Expense Payment was made by the Adviser; (ii) the Adviser Reimbursement does not cause other fund operating expenses attributable to the applicable class (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the percentage of the Fund's average net assets attributable to common shares represented by other fund operating expenses allocable to the applicable class (as defined below) (on an annualized basis) during the quarter in which the applicable Expense Payment from the Adviser was made; and (iii) the distributions per share declared by the Fund for the applicable class at the time of the applicable Expense Payment are less than the effective rate of distributions per share for the applicable class at the time the Adviser Reimbursement would be paid. Other fund operating expenses is defined as, the Fund's total Operating Expenses (as defined below), excluding the Management Fees, the Incentive Fees, offering expenses, financing fees and costs, interest expense and extraordinary expenses. "Operating Expenses" means all operating costs and expenses incurred by the Fund, as determined in accordance with GAAP for investment companies. The Expense Support Agreement was renewed for another year in May 2023 and is set to expire on July 31, 2024, unless renewed by the mutual agreement of the Adviser and the Board. The Expense Support Agreement may be terminated only by the Board on notice to the Adviser. For the six months ended June 30, 2023, the Adviser did not provide any expense support and the Fund did not incur any Adviser Reimbursement.

The table below presents a summary of all expenses supported by the Adviser for each of the following three month periods in which the Fund received expense support from the Adviser and associated dates through which such expenses are eligible for reimbursement from the Fund.

Fund Level Expense Support

Three Months Ended	Expense Support from the Adviser ($)	Recoupment of Expense Support ($)	Expense Support No Longer Eligible for Reimbursement ($)	Unreimbursed Expense Support ($)	Ratio of Other Fund Operating Expenses to Average Net Assets for the Period(a) %	Annualized Distribution Ratios for the Period(b) ($)	Eligible for Reimbursement through
January 31, 2017	335	335	—	—	68.82	—	January 31, 2020
April 30, 2017	820	820	—	—	54.97	1.39	April 30, 2020
July 31, 2017	738	738	—	—	37.93	1.39	July 31, 2020
Total	1,893	1,893	—	—

Class A

Three Months Ended	Expense Support from the Adviser ($)	Recoupment of Expense Support ($)	Expense Support No Longer Eligible for Reimbursement ($)	Unreimbursed Expense Support ($)	Ratio of Other Fund Operating Expenses to Average Net Assets for the Period(a) %	Annualized Distribution Ratios for the Period(b) ($)	Eligible for Reimbursement through
July 31, 2017	193	193	—	—	9.01	1.39	July 31, 2020
October 31, 2017	592	291	301	—	7.68	1.39	October 31, 2020
January 31, 2018	412	111	301	—	5.42	1.39	January 31, 2021
April 30, 2018	307	118	189	—	4.43	1.39	April 30, 2021
July 31, 2018	282	137	145	—	3.86	1.39	July 31, 2021
October 31, 2018	351	66	285	—	3.15	1.39	October 31, 2021
January 31, 2019	113	72	41	—	1.21	1.39	January 31, 2022
April 30, 2019	10	10	—	—	1.29	1.39	April 30, 2022
Total	2,260	998	1,262	—

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Class C

Three Months Ended	Expense Support from the Adviser ($)	Recoupment of Expense Support ($)	Expense Support No Longer Eligible for Reimbursement ($)	Unreimbursed Expense Support ($)	Ratio of Other Fund Operating Expenses to Average Net Assets for the Period(a) %	Annualized Distribution Ratios for the Period(b) ($)	Eligible for Reimbursement through
July 31, 2017	—	—	—	—	—	—	July 31, 2020
October 31, 2017	99	99	—	—	5.32	1.39	October 31, 2020
January 31, 2018	174	64	110	—	6.07	1.39	January 31, 2021
April 30, 2018	206	2	204	—	4.94	1.39	April 30, 2021
July 31, 2018	264	21	243	—	4.33	1.39	July 31, 2021
October 31, 2018	313	—	313	—	3.66	1.39	October 31, 2021
January 31, 2019	163	—	163	—	1.96	1.39	January 31, 2022
April 30, 2019	84	84	—	—	2.03	1.39	April 30, 2022
Total	1,303	270	1,033	—

Class I

Three Months Ended	Expense Support from the Adviser ($)	Recoupment of Expense Support ($)	Expense Support No Longer Eligible for Reimbursement ($)	Unreimbursed Expense Support ($)	Ratio of Other Fund Operating Expenses to Average Net Assets for the Period(a) %	Annualized Distribution Ratios for the Period(b) ($)	Eligible for Reimbursement through
July 31, 2017	—	—	—	—	—	—	July 31, 2020
October 31, 2017	172	172	—	—	4.81	1.39	October 31, 2020
January 31, 2018	246	246	—	—	5.03	1.39	January 31, 2021
April 30, 2018	369	369	—	—	3.84	1.39	April 30, 2021
July 31, 2018	521	521	—	—	3.19	1.39	July 31, 2021
October 31, 2018	779	779	—	—	2.45	1.39	October 31, 2021
January 31, 2019	281	281	—	—	0.96	1.39	January 31, 2022
April 30, 2019	—	—	—	—	—	1.39	April 30, 2022
Total	2,368	2,368	—	—

Class L

Three Months Ended	Expense Support from the Adviser ($)	Recoupment of Expense Support ($)	Expense Support No Longer Eligible for Reimbursement ($)	Unreimbursed Expense Support ($)	Ratio of Other Fund Operating Expenses to Average Net Assets for the Period(a) %	Annualized Distribution Ratios for the Period(b) ($)	Eligible for Reimbursement through
July 31, 2017	—	—	—	—	—	—	July 31, 2020
October 31, 2017	—	—	—	—	—	—	October 31, 2020
January 31, 2018	—	—	—	—	5.49	1.39	January 31, 2021
April 30, 2018	4	4	—	—	3.54	1.39	April 30, 2021
July 31, 2018	9	9	—	—	3.23	1.39	July 31, 2021
October 31, 2018	16	16	—	—	2.62	1.39	October 31, 2021
January 31, 2019	7	7	—	—	1.46	1.39	January 31, 2022
April 30, 2019	2	2	—	—	1.54	1.39	April 30, 2022
Total	38	38	—	—
Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Class U

Three Months Ended	Expense Support from the Adviser ($)	Recoupment of Expense Support ($)	Expense Support No Longer Eligible for Reimbursement ($)	Unreimbursed Expense Support ($)	Ratio of Other Fund Operating Expenses to Average Net Assets for the Period(a) %	Annualized Distribution Ratios for the Period(b) ($)	Eligible for Reimbursement through
December 31, 2019	27	27	—	—	1.72	1.39	December 31, 2022
Total	27	27	—	—

(a) Other Fund Operating Expenses is defined as, the Fund's total Operating Expenses (as defined below), excluding the management fees and incentive fees, offering expenses, financing fees and costs, interest expense and extraordinary expenses. "Operating Expenses" means all operating costs and expenses incurred by the Fund, as determined in accordance with generally accepted accounting principles for investment companies.

(b) The Annualized Distribution Rate per Share equals the projected annualized distribution amount which is calculated based on the average regular cash distributions per share that were declared during record dates in the applicable Expense Support Payment Quarter.

Pursuant to the Adviser Administration Agreement, the Adviser furnishes the Fund with office equipment and clerical, bookkeeping and record keeping services at the Adviser's office facilities. Under the Adviser Administration Agreement, the Fund is obligated to reimburse the Adviser, at cost, based upon the Fund's allocable portion of the Adviser's overhead and other expenses (including travel expenses) incurred by the Adviser in performing its obligations under the Adviser Administration Agreement, including the Fund's allocable portion of the compensation, rent and other expenses of certain of its officers (including but not limited to the chief compliance officer, chief financial officer, chief accounting officer, general counsel, treasurer and assistant treasurer) and their respective staffs. The Adviser Administration Agreement may be terminated by either party without penalty upon 60 days' written notice to the other party. The total of such expenses incurred for the six months ended June 30, 2023 was $881. These expenses were included in "other expenses" in the consolidated statement of operations.

Pursuant to an administration agreement between ALPS Fund Services, Inc. ("ALPS") and the Fund, ALPS performs, or administers the performance of, certain of the Fund's required administrative services, which include, among other things, providing assistance in accounting, legal, compliance, and operations, preparing the financial records that the Fund is required to maintain and preparing reports to the Fund's shareholders and reports filed with the SEC. In addition, ALPS coordinates the preparation and filing of the Fund's tax returns and generally coordinates the payment of the Fund's expenses and the performance of administrative and professional services rendered to the Fund by others. The Fund pays ALPS for these services. The total of such expenses incurred by the Fund for the six months ended June 30, 2023 was $1,432. These expenses were included in "other expenses" in the consolidated statement of operations.

Pursuant to a transfer agent agreement between SS&C GIDS, Inc. ("SS&C GIDS") and the Fund, SS&C GIDS performs transfer agency services for the Fund. SS&C GIDS maintains the shareholder accounting records for the Fund. The Fund pays SS&C GIDS for these services. The total of such expenses incurred for the six months ended June 30, 2023 was $462. These expenses were included in "other expenses" in the consolidated statement of operations.

Shareholder Service Expenses

The Fund has adopted a "Shareholder Services Plan" with respect to its Class A, Class C, Class L and Class U-2 Shares under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund's transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request. Under the Shareholder Services Plan, the Fund, with respect to Class A, Class C, Class L and Class U-2 Shares, may incur expenses on an annual basis equal to 0.25% of its average net assets attributable to Class A, Class C, Class L and Class U-2 Shares, respectively.

Distribution Plan

The Fund, with respect to its Class C, Class L, Class U, Class W and Class U-2 Shares, is authorized under a "Distribution Plan" to pay to ALPS Distributors, Inc. (the "Distributor") a distribution fee for certain activities relating to the distribution of shares to investors. These activities include marketing and other activities to support the distribution of Class C, Class L, Class U, Class W and Class U-2 shares. The Distribution Plan operates in a manner consistent with Rule 12b-1 under the Investment Company Act,

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the Investment Company Act which permits it to offer multiple classes of shares. Under the Distribution Plan, the Fund pays the Distributor a distribution fee at an annual rate of 0.75% of average daily net assets attributable to Class C Shares, 0.25% of the average daily net assets attributable to Class L Shares, 0.50% of the average daily net assets attributable to Class W Shares and Class U-2 Shares, and 0.75% of the average daily net assets attributable to Class U Shares. Some or all of such distribution fees may be paid by the Distributor to certain financial intermediaries.

The Fund may be limited in its ability to declare any cash distribution on its capital stock or purchase its capital stock unless, at the time of such declaration or purchase, the Fund has an asset coverage (on its indebtedness) of at least 300% after deducting the amount of such distribution or purchase price, as applicable. For non-public indebtedness issued by the Fund or its subsidiaries (for example, the State Street Credit Facility and the Wells Credit Facility, both as defined below), the Fund may be able to continue to pay distributions on its capital stock or purchase its capital stock even if the asset coverage ratio on its indebtedness falls below 300%.

(4) Fair Value of Financial Instruments

The Fund follows ASC 825-10, Recognition and Measurement of Financial Assets and Financial Liabilities ("ASC 825-10"), which provides companies the option to report selected financial assets and liabilities at fair value. ASC 825-10 also establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities and to more easily understand the effect of the company's choice to use fair value on its earnings. ASC 825-10 also requires entities to display the fair value of the selected assets and liabilities on the face of the balance sheet. The Fund has not elected the ASC 825-10 option to report selected financial assets and liabilities at fair value. With the exception of the line items entitled "other assets", "mandatory redeemable preferred shares" and "debt," which are reported at amortized cost, the carrying value of all other assets and liabilities approximate fair value.

The Fund also follows ASC 820-10, Fair Value Measurements and Disclosures ("ASC 820-10"), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•  Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•  Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

In addition to using the above inputs in investment valuations, the Adviser, as the Fund's valuation designee, continues to employ the net asset valuation policy and procedures approved by the Fund's Board that are consistent with the provisions of Rule 2a-5 under the Investment Company Act and ASC 820-10 (see Note 2 for further information). Consistent with its valuation policies and procedures, the Adviser evaluates the source of inputs, including any markets in which the Fund's investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. Because there is not a readily available market value for most of the investments in the Fund's portfolio, the fair value of the investments must typically be determined using unobservable inputs.

The assets and liabilities classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Adviser is responsible for

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

all inputs and assumptions related to the pricing of securities. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Adviser obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser, as the valuation designee, and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

The Fund's portfolio investments classified as Level 3 (other than as described below in the following paragraph) are typically valued using two different valuation techniques. The first valuation technique is an analysis of the enterprise value ("EV") of the portfolio company. EV means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company's EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Adviser may also employ other valuation multiples to determine EV, such as revenues. The Adviser may also use industry specific valuation analyses to determine enterprise value, such as capitalization rate analysis used in the real estate industry. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate EV. The second valuation technique is a yield analysis, which is typically performed for non-credit impaired debt investments in portfolio companies where the Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Adviser considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the company and the specific investment. A key determinant of risk, among other things, is the leverage through the investment relative to the enterprise value of the portfolio company. As debt investments held by the Fund are substantially illiquid with no active transaction market, the Adviser, as the valuation designee, depends on primary market data, including newly funded transactions, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable.

The fair value of CLOs is estimated based on various valuation models from third-party pricing services. The provided prices are checked using internally developed models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Private asset-backed securities classified as Level 3 are typically valued using two different valuation techniques. The first valuation technique is an analysis of the forecasted cash flows of the security. The forecasted cash flows take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, and the characteristics and condition of the underlying collateral. For equity securities, the projected cash flows are present valued using a market discount rate to determine the fair value. For debt securities, the analysis is used to determine if the borrower has the ability to repay its obligations. If it is determined that the borrower does have the ability to repay its obligations, the second valuation technique that is utilized is a yield analysis. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Adviser considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the borrower and the specific investment. As the debt investments are substantially illiquid with no active transaction market, the Adviser depends on primary market data, including newly funded transactions, as inputs in determining the appropriate market yield, as applicable.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

The following table is a summary of the inputs used as of June 30, 2023, in valuing the Fund's investments carried at fair value:

	Level 1 — Quoted Prices ($)	Level 2 — Other Significant Observable Inputs ($)	Level 3 — Significant Unobservable Inputs ($)	Total ($)
Senior Loans	—	748,618	2,189,849	2,938,467
Subordinated Loans	—	—	50,595	50,595
Corporate Bonds	—	249,546	35,660	285,206
Collateralized Loan Obligations	—	—	300,704	300,704
Common Stocks	2,422	—	44,009	46,431
Preferred Stocks	—	—	170,315	170,315
Private Asset-Backed Debt	—	—	79,963	79,963
Warrants	—	—	1,627	1,627
Total Investments	2,422	998,164	2,872,722	3,873,308
	Level 1 — Quoted Prices ($)	Level 2 — Other Significant Observable Inputs ($)	Level 3 — Significant Unobservable Inputs ($)	Total ($)
Derivative Assets:
Forward Currency Contracts	—	1,637	—	1,637
Purchased Equity Options	24	—	—	24
Credit Default Swaps	—	358	—	358
Derivative Liabilities:
Corporate Bonds Sold Short	—	(336)	—	(336)
Forward Currency Contracts	—	(2,536)	—	(2,536)
Written Equity Options	(12)	—	—	(12)
Credit Default Swaps	—	(1,073)	—	(1,073)

The following table is a reconciliation of the Fund's investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended June 30, 2023:

	Senior Loans ($)	Subordinated Loans ($)	Corporate Bonds ($)	Collateralized Loan Obligations ($)	Common Stocks ($)	Preferred Stocks ($)	Private Asset Backed Debt ($)	Warrants ($)	Total ($)
Balance as of December 31, 2022	2,143,841	37,778	35,917	208,266	43,402	158,819	67,277	2,444	2,697,744
Purchases	244,732	425	361	98,357	2,479	19,273	16,608	1	382,236
Sales and Principal Redemptions	(144,969)	(10,103)	(94)	(4,738)	(139)	(11,879)	(10,645)	—	(182,567)
Net Realized and Unrealized Gains (Losses)	9,055	288	(860)	(1,274)	(1,732)	4,102	1,995	(818)	10,756
Accrued Discounts (Premiums)	3,598	92	24	93	—	—	113	—	3,920
Transfers in to Level 3(a)	25,019	22,115	312	—	—	—	5,626	—	53,072
Transfers out of Level 3(a)	(91,427)	—	—	—	(1)	—	(1,011)	—	(92,439)
Balance as of June 30, 2023	2,189,849	50,595	35,660	300,704	44,009	170,315	79,963	1,627	2,872,722
Net Change in Unrealized Gains (Losses) from investments held at June 30, 2023	3,278	40	(1,111)	680	(1,618)	1,778	822	316	4,184

(a) Investments were transferred into and out of Level 3 during the six months ended June 30, 2023. Transfers between Levels 2 and 3 were as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

The following table summarizes the significant unobservable inputs the Adviser used to value the majority of the Fund's investments categorized within Level 3 as of June 30, 2023. The table is not intended to be all-inclusive, but instead to capture the significant unobservable inputs relevant to the Adviser's determination of fair values.

	Fair Value ($)	Primary Valuation Techniques	Inputs	Estimated Range	Weighted Average(a)
Investment in securities
Senior Loans	2,183,101	Yield Analysis	Market Yield	7.9% - 68.2%	12.5%
Senior Loans	6,748	Broker Quotes	N/A	N/A	N/A
Subordinated Loans	50,595	Yield Analysis	Market Yield	16.0% - 20.0%	16.4%
Corporate Bonds	18,204	Yield Analysis	Market Yield	13.0% - 14.9%	13.5%
Corporate Bonds	17,456	Broker Quotes	N/A	N/A	N/A
Collateralized Loan Obligations	300,704	Broker Quotes	N/A	N/A	N/A
Common Stocks	44,009	EV Market Multiple Analysis	EBITDA Multiple	1.0x - 159.9x	13.2x
Preferred Stock	170,315	EV Market Multiple Analysis	EBITDA Multiple	6.5x - 40.0x	12.3x
Private Asset-Backed Debt	79,963	Income (Other)	Constant Default Rate, Constant Prepayment Rate, Recovery Rate, Collection Rate	2.3% - 44.2% 0.0% - 15.0% 0.0% - 50.0% 48.0% - 52.0%	26.6% 12.1% 34.5% 74.7%
Warrants	1,627	EV Market Multiple Analysis	EBITDA Multiple	3.6x - 12.0x	5.2x
Total Level 3 Investments	2,872,722

(a) Unobservable inputs were weighted by the relative fair value of investments.

Changes in market yields, discount rates or EBITDA multiples, each in isolation, may change the fair value of certain of the Fund's investments. Generally, an increase in market yields or discount rates or decrease in EBITDA multiples may result in a decrease in the fair value of certain of the Fund's investments.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of the

Fund's investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.

The following are the carrying values and fair values of the Fund's senior secured revolving credit facilities and mandatory redeemable preferred shares as of June 30, 2023.

	Carrying Value ($)	Fair Value(c) ($)
Wells Credit Facility(a)	453,339	453,339
State Street Credit Facility(a)	226,612	226,612
Series A Mandatory Redeemable Preferred Shares(b)	59,593	60,000
Series B Mandatory Redeemable Preferred Shares(b)	89,355	90,000
Series C Mandatory Redeemable Preferred Shares(b)	148,761	150,000
Series D Mandatory Redeemable Preferred Shares(b)	54,472	55,000
Series E Mandatory Redeemable Preferred Shares(b)	64,246	65,000
Series F Mandatory Redeemable Preferred Shares(b)	84,094	85,000
Series G Mandatory Redeemable Preferred Shares(b)	64,299	65,000
	1,244,771	1,249,951

(a) The Wells Credit Facility and the State Street Credit Facility, both as defined below, carrying values are the same as the principal amounts outstanding.

(b) The liquidation preference of the mandatory redeemable preferred shares approximates its fair value.

(c) The fair value of these debt obligations would be categorized as level 2 under ASC 820-10.

(5) Common Stock

The Fund began continuously offering its shares on January 3, 2017. The Fund, pursuant to an exemptive order granted by the SEC on July 11, 2017, offers multiple classes of shares. As of July 11, 2017, the Fund simultaneously redesignated its issued and outstanding shares as Class A shares and created its Class C, Class I and Class L shares. As of December 4, 2018, the Fund created its Class U and Class W shares. As of

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

March 31, 2020, the Fund created its Class U-2 shares. The maximum sales load imposed on purchases, maximum contingent deferred sales charges, shareholder servicing and/or distribution fees charged will vary depending on each share class.

Common share transactions were as follows:

Class A	For the Six Months Ended June 30, 2023
	Shares	Amount ($)
Common shares outstanding — beginning of period	2,466	62,506
Common shares issued	425	11,324
Reinvestment of distributions	26	621
Common shares redeemed	(276)	(7,697)
Common shares outstanding — end of period	2,641	66,754
Class C	For the Six Months Ended June 30, 2023
	Shares	Amount ($)
Common shares outstanding — beginning of period	3,110	79,379
Common shares issued	166	4,469
Reinvestment of distributions	48	1,143
Common shares redeemed	(179)	(4,758)
Common shares outstanding — end of period	3,145	80,233
Class I	For the Six Months Ended June 30, 2023
	Shares	Amount ($)
Common shares outstanding — beginning of period	75,442	1,921,149
Common shares issued	10,232	249,834
Reinvestment of distributions	758	18,532
Common shares redeemed	(5,567)	(135,482)
Common shares outstanding — end of period	80,865	2,054,033
Class L	For the Six Months Ended June 30, 2023
	Shares	Amount ($)
Common shares outstanding — beginning of period	440	11,184
Common shares issued	3	70
Reinvestment of distributions	11	272
Common shares redeemed	(13)	(319)
Common shares outstanding — end of period	441	11,207
Class U	For the Six Months Ended June 30, 2023
	Shares	Amount ($)
Common shares outstanding — beginning of period	16,238	407,259
Common shares issued	1,333	32,333
Reinvestment of distributions	427	10,371
Common shares redeemed	(740)	(17,868)
Common shares outstanding — end of period	17,258	432,095
Class U-2	For the Six Months Ended June 30, 2023
	Shares	Amount ($)
Common shares outstanding — beginning of period	3,544	89,492
Common shares issued	299	7,512
Reinvestment of distributions	95	2,296
Common shares redeemed	(200)	(5,104)
Common shares outstanding — end of period	3,738	94,196
Class W	For the Six Months Ended June 30, 2023
	Shares	Amount ($)
Common shares outstanding — beginning of period	1,334	34,290
Common shares issued	—	—
Reinvestment of distributions	36	868
Common shares redeemed	(17)	(409)
Common shares outstanding — end of period	1,353	34,749

Repurchase Program

Beginning in the second quarter of 2017, the Fund began offering, and currently intends to continue offering, the quarterly repurchase of shares in such amount as may be determined by the Board in accordance with the Fund's fundamental policy to conduct repurchase offers for between 5%-25% of its outstanding shares each quarter.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

The following table summarizes the share repurchases completed during the six months ended June 30, 2023:

Three Months Ended	Repurchase Date	Shares Repurchased	Purchase Price Per Share	Aggregate Consideration for Repurchased Shares	Size of Repurchased Offer	% of Outstanding Shares Offered to be Repurchased	% of Outstanding Shares Repurchased
December 31, 2022	January 12, 2023	3,778	24.24	$91,571	5,151	5.00%	3.67%
March 31, 2023	April 13, 2023	3,214	24.34	78,231	5,269	5.00%	3.05%
Total		6,992		$169,802

(6) Debt

In accordance with the Investment Company Act, the Fund is allowed to borrow amounts with respect to senior securities representing indebtedness (such as the senior secured revolving credit facilities), such that its asset coverage, calculated pursuant to the Investment Company Act, is at least 300% after such borrowing.

State Street Credit Facility

The Fund is a party to a senior secured revolving credit facility (as amended, the "State Street Credit Facility"), that allows the Fund to borrow up to $400,000 at any one time outstanding. The State Street Credit Facility's stated maturity date is August 25, 2024. Under the State Street Credit Facility, the Fund is required to comply with various covenants, reporting requirements and other customary requirements for similar revolving credit facilities, including, without limitation, covenants related to: (a) limitations on the incurrence of additional indebtedness, including additional mandatory redeemable preferred shares, and liens, (b) limitations on certain restricted payments and (c) maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) to senior securities representing indebtedness plus the involuntary liquidation preference of the mandatory redeemable preferred shares of the Fund and its consolidated subsidiaries (subject to certain exceptions) of not less than 2:1. These covenants are subject to important limitations and exceptions that are described in the documents governing the State Street Credit Facility. Amounts available to borrow under the State Street Credit Facility (and the incurrence of certain other permitted debt) are also subject to compliance with a borrowing base that applies different advance rates to different types of assets in the Fund's portfolio that are pledged as collateral. As of June 30, 2023, the Fund was in compliance with the terms of the State Street Credit Facility.

As of June 30, 2023, there was $226,612 outstanding under the State Street Credit Facility. Since August 25, 2022, the interest rate charged on the State Street Credit Facility is based on an applicable Secured Overnight Financing Rate ("SOFR")

rate plus a credit spread adjustment of 0.10% and an applicable spread of 1.00% (as defined in the agreements governing the State Street Credit Facility). Prior to August 25, 2022, the interest rate charged on the State Street Credit Facility was based on an applicable London Interbank Offered Rate ("LIBOR") rate plus an applicable spread of 1.00% (as defined in the agreements governing the State Street Credit Facility). The Fund is required to pay a commitment fee of 0.25% per annum on any unused portion of the State Street Credit Facility.

For the six months ended June 30, 2023, the components of interest and unused commitment fees expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the State Street Credit Facility were as follows:

For the Six Months Ended June 30, 2023 ($)
Stated interest expense	8,713
Unused commitment fees	112
Amortization of debt issuance costs	205
Total interest and credit facility fees expense	9,030
Cash paid for interest expense	9,214
Average stated interest rate	5.62%
Average outstanding balance	312,894

Wells Credit Facility

The Fund and one of the Fund's consolidated subsidiaries, CADEX Credit Financing, LLC (the "Financing Sub"), are party to a revolving funding facility (as amended, the "Wells Credit Facility"), that allows the Financing Sub to borrow up to $850,000 at any one time outstanding. The Wells Credit Facility is secured by all of the assets held by, and the membership interest in, the Financing Sub. The end of the reinvestment period and the stated maturity date for the Wells Credit Facility are November 16, 2024 and November 16, 2026, respectively.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Amounts available to borrow under the Wells Credit Facility are subject to a borrowing base that applies different advance rates to different types of assets held by the Financing Sub. The Financing Sub is also subject to limitations with respect to the loans securing the Wells Credit Facility, including restrictions on loan size, borrower domicile, payment frequency and status, collateral interests, and loans with fixed rates, as well as restrictions on portfolio company leverage, which may also affect the borrowing base and therefore amounts available to borrow. The Fund and the Financing Sub are also required to comply with various covenants, reporting requirements and other customary requirements for similar facilities. These covenants are subject to important limitations and exceptions that are described in the agreements governing the Wells Credit Facility. As of June 30, 2023, the Fund and the Financing Sub were in compliance with the terms of the Wells Credit Facility.

As of June 30, 2023, there was $453,339 outstanding under the Wells Credit Facility. Since May 19, 2022, the interest rate charged on the Wells Credit Facility is based on an applicable SOFR rate plus a credit spread adjustment of 0.10% and an applicable spread of 2.00% (as defined in the agreements governing the Wells Credit Facility). Prior to May 19, 2022, the interest rate charged on the Wells Credit Facility was based on an applicable LIBOR rate plus an applicable spread of 2.00% (as defined in the agreements governing the Wells Credit Facility). The Financing Sub is also required to pay a commitment fee of between 0.50% and 1.25% per annum depending on the size of the unused portion of the Wells Credit Facility.

For the six months ended June 30, 2023, the components of interest and unused commitment fees expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the Wells Credit Facility were as follows:

For the Six Months Ended June 30, 2023 ($)
Stated interest expense	14,245
Unused commitment fees	1,147
Amortization of debt issuance costs	579
Total interest and credit facility fees expense	15,971
Cash paid for interest expense	14,322
Average stated interest rate	7.07%
Average outstanding balance	406,252

(7) Mandatory Redeemable Preferred Shares

The Fund has authorized and issued 2,400 shares of Series A Mandatory Redeemable Preferred Shares (the "Series A MRP Shares") for gross proceeds of $60,000, 3,600 shares of Series B Mandatory Redeemable Preferred Shares (the "Series B MRP Shares") for gross proceeds of $90,000, 6,000 shares of Series C Mandatory Redeemable Preferred Shares (the "Series C MRP Shares") for gross proceeds of $150,000, 2,200 shares of Series D Mandatory Redeemable Preferred Shares (the "Series D MRP Shares") for gross proceeds of $55,000, 2,600 shares of Series E Mandatory Redeemable Preferred Shares (the "Series E MRP Shares") for gross proceeds of $65,000, 3,400 shares of Series F Mandatory Redeemable Preferred Shares (the "Series F MRP Shares") for gross proceeds of $85,000 and 2,600 shares of Series G Mandatory Redeemable Preferred Shares for gross proceeds of $65,000 (the "Series G MRP Shares") (the Series A MRP Shares, Series B MRP Shares, Series C MRP Shares, Series D MRP Shares, Series E MRP Shares, Series F MRP Shares, and Series G MRP Shares together, the "MRP Shares"). Each of the MRP Shares has a liquidation preference of $25.00 per share. The aggregate redemption amount of the MRP Shares is $570,000.

The redemption dates for the Series A MRP Shares, Series B MRP Shares, Series C MRP Shares, Series D MRP Shares, Series E MRP Shares, Series F MRP Shares and Series G MRP Shares are July 30, 2026, September 30, 2026, September 30, 2028, January 6, 2027, January 6, 2032, June 1, 2026 and June 1, 2028, respectively.

The Series A MRP Shares and the Series B MRP Shares have a dividend rate of 2.68% per annum, payable quarterly, with a redemption date of five years from issuance. The Series C MRP Shares have a dividend rate of 3.07% per annum, payable quarterly, with a redemption date of seven years from issuance. The Series D MRP Shares have a dividend rate of 2.96% per annum, payable quarterly, with a redemption date of five years from issuance. The Series E MRP Shares have a dividend rate of 3.48% per annum, payable quarterly, with a redemption date of ten years from issuance. The Series F MRP Shares have a dividend rate of 7.16% per annum, payable quarterly, with a redemption date of three years from issuance. The Series G MRP Shares have a dividend rate of 7.23% per annum, payable quarterly, with a redemption date of five years from issuance. The weighted average dividend rate for the MRP Shares is 4.09% per annum. The MRP Shares are subject to optional and mandatory redemption in certain circumstances. The MRP Shares will be subject to redemption, at the option of the Fund, in whole or in part at any time only for the purposes of decreasing leverage of the

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Fund. The Fund may be obligated to redeem certain of the MRP Shares if the Fund fails to maintain an asset coverage ratio, calculated in accordance with the Investment Company Act, greater than or equal to 225%. Holders of the MRP Shares are entitled to receive quarterly cumulative cash dividend payments on the first business day following each quarterly dividend date.

The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends plus, in some cases, an early redemption premium, which may vary based on the date of redemption.

The Fund is subject to certain restrictions relating to the MRP Shares such as maintaining certain asset coverage ratio requirements. Failure to comply with these restrictions could preclude the Fund from declaring any dividends to common shareholders and could trigger the mandatory redemption of the MRP Shares. Additionally, in accordance with the Investment Company Act, the Fund may not issue additional MRP Shares if immediately after such issuance the Fund will not have an asset coverage of at least 200%. As of June 30, 2023, the Fund was in compliance with the terms applicable to the MRP Shares.

The Fund's MRP Shares activity for the six months ended June 30, 2023 was as follows:

	Series A MRP Shares	Series B MRP Shares	Series C MRP Shares	Series D MRP Shares	Series E MRP Shares	Series F MRP Shares	Series G MRP Shares
Shares outstanding — beginning of period	2,400	3,600	6,000	2,200	2,600	—	—
Shares issued	—	—	—	—	—	3,400	2,600
Shares repurchased	—	—	—	—	—	—	—
Shares outstanding — end of period	2,400	3,600	6,000	2,200	2,600	3,400	2,600

The Fund's MRP Shares balance as of June 30, 2023 were as follows:

	Series A MRP Shares ($)	Series B MRP Shares ($)	Series C MRP Shares ($)	Series D MRP Shares ($)	Series E MRP Shares ($)	Series F MRP Shares ($)	Series G MRP Shares ($)	Total ($)
Principal amount	60,000	90,000	150,000	55,000	65,000	85,000	65,000	570,000
Unamortized issuance cost	(407)	(645)	(1,239)	(528)	(754)	(906)	(701)	(5,180)
Carrying value	59,593	89,355	148,761	54,472	64,246	84,094	64,299	564,820

Dividends on the MRP Shares are accrued on a daily basis and included in interest and credit facility fee expense on the consolidated statement of operations and in interest and facility fees payable on the consolidated statement of assets and liabilities. The table below summarizes the components of interest expense, the effective dividend rates and cash paid on the Fund's MRP Shares for the six months ended June 30, 2023:

	Series A MRP Shares ($)	Series B MRP Shares ($)	Series C MRP Shares ($)	Series D MRP Shares ($)	Series E MRP Shares ($)	Series F MRP Shares ($)	Series G MRP Shares ($)	Total ($)
Stated dividends	804	1,206	2,303	814	1,131	505	390	7,153
Amortization of deferred issuance costs	65	98	117	74	44	25	12	435
Total interest expense	869	1,304	2,420	888	1,175	530	402	7,588
Weighted average stated dividend rate	2.68%	2.68%	3.07%	2.96%	3.48%	7.16%	7.23%	4.09%
Cash paid for dividends	804	1,206	2,303	814	1,131	—	—	6,258

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

(8) Investment Transactions

For the six months ended June 30, 2023, the cost of investments purchased and proceeds from the sale of investments, excluding short obligations and derivatives, were as follows:

For the Six Months Ended June 30, 2023 ($)
Cost of investments purchased	589,298
Proceeds from the sale of investments	272,022

(9) Derivative Instruments

The Fund recognizes all of its derivative instruments at fair value as either assets or liabilities in the consolidated statement of assets and liabilities. The changes in the fair value are included in the consolidated statement of operations during the current year. Purchases of derivative contracts and proceeds from the sale of derivative contracts, as disclosed in the consolidated statement of cash flows, are indicative of the volume of derivative activity during the six months ended June 30, 2023. The Fund is exposed to certain risks relating to its ongoing operations; the primary risks managed by using derivative instruments are market risk, credit risk, and foreign exchange risk. Additionally, the Fund holds certain derivative instruments for investment purposes. As of or during the six months ended June 30, 2023, the Fund held the following instruments meeting the definition of a derivative instrument: forward currency contracts, credit default swaps and equity options.

Qualitative Disclosures of Derivative Financial Instruments

The following is a description of the derivatives utilized by the Fund during the reporting period, including the primary underlying risk exposure related to each instrument type.

Forward Currency Contracts

The Fund enters into forward currency contracts from time to time to help mitigate the impact that an adverse change in foreign exchange rates would have on the value of the Fund's investments denominated in foreign currencies. As of June 30, 2023, the counterparty to these forward currency contracts was Goldman Sachs.

Equity Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The Fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the Fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The premium received by the Fund for option contracts written is recorded as a liability. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. The Fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized gains or losses occurring during the holding period of purchased options contracts are included in the "net realized gains or losses on derivative contracts" in the accompanying consolidated statement of operations. Net unrealized gains or losses occurring during the holding period of written options contracts are included in the "net unrealized gains or losses on derivative contracts" in the accompanying consolidated statement of operations.

Credit Default Swaps

The Fund enters into credit default swap contracts for investment purposes and to manage its credit risk. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. The Fund may purchase or sell protection. A seller of protection generally receives an upfront payment or periodic payments throughout the term of the swap provided there is no credit event. Such periodic payments received are accrued daily and accounted for as realized gains. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The buyer of protection generally pays an upfront premium or periodic payments throughout the term of the swap provided

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

there is no credit event. Such periodic payments paid are accrued daily and accounted for as realized losses.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized in the consolidated statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligations to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

The Fund's derivative contracts are subject to either International Swaps and Derivatives Association Master

Agreements, or futures contracts/OTC addenda which contain certain covenants and other provisions that, if violated, may require the Fund to post collateral on derivatives if the Fund is in a net liability position with its counterparties exceeding certain amounts. As of June 30, 2023, there were no derivative instruments with credit-risk-related contingent features that are in a net liability position after taking into effect permissible offsetting. Additionally, OTC derivative counterparties may immediately terminate these agreements and the related derivative contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages or amounts. As of June 30, 2023, the termination values of these derivative contracts were approximately equal to their fair values.

Certain information related to the Fund's derivative instruments as of June 30, 2023 is presented below.

Derivative Instrument	Notional Amount		Maturity Date	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Balance Sheet Location of Net Amounts
Foreign currency forward contract	CAD	25,232	7/19/2023	$65	$—	Derivatives
Foreign currency forward contract		£92,035	7/28/2023	—	(1,890)	Derivatives
Foreign currency forward contract		€40,752	7/28/2023	720	—	Derivatives
Foreign currency forward contract	SEK	156,615	7/28/2023	675	—	Derivatives
Foreign currency forward contract	NZD	19,332	7/28/2023	—	(43)	Derivatives
Foreign currency forward contract	AUD	12,522	7/28/2023	—	(41)	Derivatives
Foreign currency forward contract	CAD	8,161	7/28/2023	—	(154)	Derivatives
Foreign currency forward contract	DKK	32,423	7/28/2023	74	—	Derivatives
Foreign currency forward contract	PLN	15,023	7/28/2023	—	(94)	Derivatives
Foreign currency forward contract	DKK	18,316	7/28/2023	10	—	Derivatives
Foreign currency forward contract		£716	7/28/2023	—	(8)	Derivatives
Foreign currency forward contract	NOK	7,650	7/28/2023	10	—	Derivatives
Foreign currency forward contract		£473	7/28/2023	—	(12)	Derivatives
Foreign currency forward contract	DKK	3,818	7/28/2023	—	(11)	Derivatives
Foreign currency forward contract	CAD	497	7/28/2023	—	(4)	Derivatives
Foreign currency forward contract	CAD	436	7/28/2023	2	—	Derivatives
Foreign currency forward contract	CAD	239	7/28/2023	—	(5)	Derivatives
Foreign currency forward contract		£6,353	7/28/2023	—	(31)	Derivatives
Foreign currency forward contract	SEK	42,254	9/15/2023	81	—	Derivatives
Foreign currency forward contract	SEK	19,581	9/15/2023	—	(40)	Derivatives
Foreign currency forward contract	SEK	27,575	9/15/2023	—	(31)	Derivatives
Foreign currency forward contract		€2,072	10/27/2023	—	(157)	Derivatives
Foreign currency forward contract		€703	10/27/2023	—	(15)	Derivatives
Call-Chicago Board Options Exchange-VIX US		$781	8/16/2023	24	—	Derivatives
Call-Chicago Board Options Exchange-VIX US		$(781)	8/16/2023	—	(12)	Derivatives
CDX.NA.HY S35 5Y Tranche 15-25		$8,569	12/20/2025	—	(574)	Derivatives

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Derivative Instrument	Notional Amount	Maturity Date	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Balance Sheet Location of Net Amounts
CMBX.NA.BBB- S9	$1,030	9/17/2058	$245	$—	Derivatives
Fortress BSL XIX WH Bespoke CDX 15-25 Aug 2025	$(2,929)	8/15/2025	—	—	Derivatives
UBER CDS USD SR 5Y	$(900)	6/20/2027	113	—	Derivatives
			$2,019	$(3,122)

Net realized gains (losses) on derivative instruments recognized by the Fund for the six months ended June 30, 2023 are in the following locations in the consolidated statement of operations:

Derivative Instrument	Statement Location	For the Six Months Ended June 30, 2023 ($)
Forward currency contract	Net realized losses on derivative contracts	(15,945)
Written options	Net realized losses on derivative contracts	(707)
Credit default swaps	Net realized losses on derivative contracts	(6)
Total		(16,658)

Net unrealized gains (losses) on derivative instruments recognized by the Fund for the six months ended June 30, 2023 are in the following locations in the consolidated statement of operations:

Derivative Instrument	Statement Location	For the Six Months Ended June 30, 2023 ($)
Forward currency contract	Net unrealized gains on derivative contracts	9,860
Purchased options	Net unrealized gains on derivative contracts	(617)
Written options	Net unrealized gains on derivative contracts	905
Credit default swaps	Net unrealized gains on derivative contracts	235
Total		10,383

Offsetting Arrangements

Although the Fund generally presents derivative and other financial instruments on a gross basis in the consolidated statement of assets and liabilities, certain derivative and other financial instruments are subject to enforceable master netting arrangements with certain counterparties which allow for the derivative and other financial instruments to be offset.

The following table presents the rights of offset and related arrangements associated with the Fund's derivative instruments as of June 30, 2023:

				Gross Amounts Not Offset in Statement of Assets and Liabilities
Description	Gross Amount of Recognized Assets (Liabilities)	Gross Amount Offset in Assets (Liabilities)	Net Amounts of Assets (Liabilities) Presented	Financial Instrument	Collateral (Received) Pledged	Net Amount
Assets:
Goldman Sachs:
Forward Foreign Currency Contracts	$1,637	$—	$1,637	$(1,637)	$—	$—
Total	$1,637	$—	$1,637	$(1,637)	$—	$—

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

				Gross Amounts Not Offset in Statement of Assets and Liabilities
Description	Gross Amount of Recognized Assets (Liabilities)	Gross Amount Offset in Assets (Liabilities)	Net Amounts of Assets (Liabilities) Presented	Financial Instrument	Collateral (Received) Pledged	Net Amount
Liabilities:
Goldman Sachs:
Forward Foreign Currency Contracts	$(2,536)	$—	$(2,536)	$1,637	$899	$—
Credit Default Swap Agreements	(356)	—	(356)	—	356	—
Total	$(2,892)	$—	$(2,892)	$1,637	$1,255	$—

(10) Income Taxes

The Fund intends to distribute all or substantially all of its taxable income to shareholders and to comply with the other requirements of the Code, applicable to RICs. Accordingly, no provision for U.S. federal income taxes is required.

The Fund may elect to incur an excise tax if it is deemed prudent by its Board from a cash management perspective or in the best interest of shareholders due to other facts and circumstances. For the six months ended June 30, 2023, the Fund incurred U.S. federal excise taxes of $1,044.

As of December 31, 2022, which is the end of the Fund's most recent taxable year, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(11) Risk Factors

Senior Loans Risk

Although senior loans ("Senior Loans") are senior and typically secured in a first lien (including "unitranche" loans, which are loans that combine both senior and subordinated debt, generally in a first lien position) or second lien position in contrast to other below investment grade fixed income instruments, which are often subordinated or unsecured, the risks associated with such Senior Loans are generally similar to the risks of other below investment grade fixed income instruments. Investments in below investment grade Senior Loans are considered speculative because of the credit risk of the issuers of debt instruments (each, a "Borrower"). Such Borrowers are more likely than investment grade Borrowers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the net asset value of the Fund and income distributions. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a

Senior Loan may decline in value or become illiquid, which could adversely affect the Senior Loan's value.

Senior Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a Senior Loan would satisfy the Borrower's obligation in the event of nonpayment of scheduled interest or principal payments, whether when due or upon acceleration, or that the collateral could be liquidated, readily or otherwise. In the event of bankruptcy or insolvency of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral, if any, securing a Senior Loan. The collateral securing a Senior Loan, if any, may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower. Additionally, a Senior Loan may be "primed" in bankruptcy, which reduces the ability of the holders of the Senior Loan to recover on the collateral.

There may be less readily available information about most Senior Loans and the Borrowers thereunder than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended (the "Securities Act"), or the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and Borrowers subject to the periodic reporting requirements of Section 13 of the Exchange Act. Senior Loans may be issued by companies that are not subject to SEC reporting requirements and these companies, therefore, do not file reports with the SEC that must comply with SEC form requirements and, in addition, are subject to a less stringent

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CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

liability disclosure regime than companies subject to SEC reporting requirements. As a result, the Adviser will rely primarily on its own evaluation of a Borrower's credit quality rather than on any available independent sources. Consequently, the Fund will be particularly dependent on the analytical abilities of the Adviser. In certain circumstances, Senior Loans may not be deemed to be securities under certain federal securities laws, other than the Investment Company Act. Therefore, in the event of fraud or misrepresentation by a Borrower or an arranger, the Fund may not have the protection of the antifraud provisions of the federal securities laws as would otherwise be available for bonds or stocks. Instead, in such cases, parties generally would rely on the contractual provisions in the Senior Loan agreement itself and common law fraud protections under applicable state law.

The secondary trading market for Senior Loans may be less liquid than the secondary trading market for registered investment grade debt securities. No active trading market may exist for certain Senior Loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell Senior Loans quickly or at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Senior Loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of Senior Loans that are considered highly levered transactions. If the Fund attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the Senior Loan may be adversely affected.

Subordinated Loans Risk

Subordinated loans generally are subject to similar risks as those associated with investments in Senior Loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a Subordinated Loan, the first priority lien holder has first claim to the underlying collateral of the loan to the extent such claim is secured. Additionally, an over secured creditor may be entitled to additional interest and other charges in bankruptcy increasing the amount of their allowed claim. Subordinated

Loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated Loans generally have greater price volatility than Senior Loans and may be less liquid.

Corporate Bonds Risk

The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate- and longer-term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter-term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the Borrower, such as investors' perceptions of the creditworthiness of the Borrower, the Borrower's financial performance, perceptions of the Borrower in the market place, performance of management of the Borrower, the Borrower's capital structure and use of financial leverage and demand for the Borrower's goods and services. There is a risk that the Borrowers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. High yield corporate bonds are often high risk and have speculative characteristics. High yield corporate bonds may be particularly susceptible to adverse Borrower-specific developments.

CLO Securities Risk

CLOs issue securities in tranches with different payment characteristics and different credit ratings. The rated tranches of securities issued by CLOs ("CLO Securities") are generally assigned credit ratings by one or more nationally recognized statistical rating organizations. The subordinated (or residual) tranches do not receive ratings. Below investment grade tranches of CLO Securities typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO.

The riskiest portion of the capital structure of a CLO is the subordinated (or residual) tranche, which bears the bulk of defaults from the loans in the CLO and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CLO typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the subordinated tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

aversion to CLO Securities as a class. The risks of an investment in a CLO depend largely on the collateral and the tranche of the CLO in which the Fund invests.

The CLOs in which the Fund invests may have issued and sold debt tranches that will rank senior to the tranches in which the Fund invests. By their terms, such more senior tranches may entitle the holders to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments with respect to the tranches in which the Fund invests.

Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a CLO, holders of more senior tranches would typically be entitled to receive payment in full before the Fund receives any distribution. After repaying such senior creditors, such CLO may not have any remaining assets to use for repaying its obligation to the Fund. In the case of tranches ranking equally with the tranches in which the Fund invests, the Fund would have to share on an equal basis any distributions with other creditors holding such securities in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant CLO. Therefore, the Fund may not receive back the full amount of its investment in a CLO.

The transaction documents relating to the issuance of CLO Securities may impose eligibility criteria on the assets of the CLO, restrict the ability of the CLO's investment manager to trade investments and impose certain portfolio-wide asset quality requirements. These criteria, restrictions and requirements may limit the ability of the CLO's investment manager to maximize returns on the CLO Securities. In addition, other parties involved in CLOs, such as third-party credit enhancers and investors in the rated tranches, may impose requirements that have an adverse effect on the returns of the various tranches of CLO Securities. Furthermore, CLO Securities issuance transaction documents generally contain provisions that, in the event that certain tests are not met (generally interest coverage and over-collateralization tests at varying levels in the capital structure), proceeds that would otherwise be distributed to holders of a junior tranche must be diverted to pay down the senior tranches until such tests are satisfied. Failure (or increased likelihood of failure) of a CLO to make timely payments on a particular tranche will have an adverse effect on the liquidity and market value of such tranche.

Payments to holders of CLO Securities may be subject to deferral. If cash flows generated by the underlying assets are insufficient to make all current and, if applicable, deferred payments on CLO Securities, no other assets will be available for payment of the deficiency and, following realization of the underlying assets, the obligations of the Borrower of the related CLO Securities to pay such deficiency will be extinguished.

The market value of CLO Securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and availability, price and interest rates of assets. Finally, CLO Securities are limited recourse and may not be paid in full and may be subject to up to 100% loss.

Asset-Backed Securities Risk

Asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets are subject to prepayments that shorten the securities' weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. If many Borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.

"Covenant-Lite" Loans Risk

Some of the loans in which the Fund may invest directly or indirectly through its investments in collateralized debt obligations, CLOs or other types of structured securities may be "covenant-lite" loans, which means the loans contain fewer

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience delays in enforcing its rights on its holdings of covenant-lite loans. As a result of these risks, the Fund's exposure to losses may be increased, which could result in an adverse impact on the Fund's net income and net asset value.

Investment and Market Risk

An investment in the common shares of the Fund is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the common shares of the Fund represents an indirect investment in the portfolio of Senior Loans, Corporate Bonds, CLO Securities and other securities and loans owned by the Fund, and the value of these securities and loans may fluctuate, sometimes rapidly and unpredictably. For instance, during periods of global economic downturn, the secondary markets for Senior Loans and investments with similar economic characteristics (such as second lien loans and unsecured loans) and Corporate Bonds may experience sudden and sharp price swings, which can be exacerbated by large or sustained sales by major investors in these markets, a high-profile default by a major Borrower, movements in indices tied to these markets or related securities or investments, or a change in the market's perception of Senior Loans and investments with similar economic characteristics (such as second lien loans and unsecured loans) and Corporate Bonds. At any point in time, an investment in the common shares of the Fund may be worth less than the original amount invested, even after taking into account distributions paid by the Fund, if any, and the ability of common shareholders to reinvest dividends. The Fund intends to continue to utilize leverage, which will magnify the Fund's risks and, in turn, the risks to the common shareholders.

Market Disruption and Geopolitical Risk

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

Various social and political circumstances in the U.S. and around the world (including wars and other forms of conflict, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics or outbreaks of infectious diseases), may also contribute to increased market volatility and economic uncertainties or deterioration in the U.S. and worldwide. Such events, including rising trade tensions between the United States and China, other uncertainties regarding actual and potential shifts in U.S. and foreign, trade, economic and other policies with other countries, the war in Ukraine and Russia, and health epidemics and pandemics, could adversely affect our business, financial condition or results of operations. These market and economic disruptions could negatively impact the operating results of our portfolio companies.

Interest Rate Risk

The market value of Corporate Bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as rates rise. Accordingly, an increase in market interest rates may cause a decrease in the price of a debt security and, therefore, a decline in the net asset value of the Fund's common shares. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Because Senior Loans with floating or variable rates reset their interest rates only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund's common shares. In addition, Senior Loans or similar loans or securities may allow the Borrower to opt between LIBOR-based interest rates, SOFR-based interest rates and interest rates based on

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

bank prime rates, which may have an effect on the net asset value of the Fund's common shares.

Reference Rate Risk

National and international regulators and law enforcement agencies have conducted investigations into a number of rates or indices that are deemed to be "reference rates." Actions by such regulators and law enforcement agencies may result in changes to the manner in which certain reference rates are determined, their discontinuance, or the establishment of alternative reference rates. Following the discontinuance of the USD LIBOR after June 30, 2023, the Financial Conduct Authority has decided to require the publication of USD LIBOR in three settings (one-month, three-month and six-month) using a synthetic methodology until at least September 30, 2024. As of January 1, 2022, all non-USD LIBOR reference rates in all settings ceased to be published. There can be no assurance that USD synthetic LIBOR will remain available in the future.

The U.S. Federal Reserve, in conjunction with the Alternative Reference Rates Committee (the "ARRC"), a steering committee comprised of large U.S. financial institutions, has identified the SOFR as its preferred alternative rate for LIBOR. On December 6, 2021, the ARRC released a statement selecting and recommending forms of SOFR, along with associated spread adjustments and conforming changes, to replace references to 1-week and 2-month USD LIBOR. We expect that a substantial portion of our future floating rate investments will be linked to SOFR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund.

Given the inherent differences between LIBOR and SOFR, or any other alternative reference rates that may be established, the transition from LIBOR may disrupt the overall financial markets and adversely affect the market for LIBOR-based securities, including the Fund's portfolio of LIBOR indexed, floating rate debt securities. In addition, changes or reforms to the determination or supervision of LIBOR may result in a sudden or prolonged increase or decrease in reported LIBOR, which could have an adverse impact on the market for LIBOR-based securities, including the value and/or transferability of the LIBOR indexed, floating rate debt securities in the Fund's portfolio.

Additionally, the Fund may need to renegotiate the credit agreements extending beyond June 30, 2023 with its portfolio companies that utilize LIBOR as a factor in determining the interest rate to replace LIBOR with SOFR or other alternative reference rates, which could require us to incur significant time and expense and may subject the Fund to disputes or litigation over the appropriateness or comparability to the relevant replacement reference index. The transition from LIBOR to SOFR or other alternative reference rates may also introduce operational risks in the Fund's accounting, financial reporting, loan servicing, liability management and other aspects of our business. The Fund is in the process of transitioning its investments from LIBOR to SOFR and the Fund does not expect that the transition will have a material impact on its business, financial condition or results of operations.

Liquidity Risk

The Fund may not be able to readily dispose of illiquid securities or loans at prices that approximate those at which the Fund could sell the securities or loans if they were more widely traded and, as a result of that illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of securities, thereby adversely affecting the net asset value of the common shares and ability to make dividend distributions. The Fund's investments may not be readily marketable and may be subject to restrictions on resale. Generally, the Fund's investments are not listed on any national securities exchange and no active trading market may exist. When a secondary market exists, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Further, the lack of an established secondary market for illiquid securities may make it more difficult to value such securities, which may negatively affect the price the Fund would receive upon disposition of such securities.

Duration and Maturity Risk

The Fund has no fixed policy regarding portfolio maturity or duration. Holding long duration and long maturity investments will expose the Fund to certain additional risks.

When interest rates rise, certain obligations will be paid off by the Borrower more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

When interest rates fall, certain obligations will be paid off by the Borrower more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as Borrowers are motivated to pay off debt and refinance at new

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

lower rates. During such periods, reinvestment of the prepayment proceeds by the Adviser will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Special Situations and Stressed Investments Risk

Although investments in debt and equity securities and other obligations of companies that may be in some level of financial or business distress, including companies involved in, or that have recently completed, bankruptcy or other reorganization and liquidation proceedings ("Stressed Issuers") (such investments, "Special Situation Investments") may result in significant returns for the Fund, they are speculative and involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. Therefore, the Fund will be particularly dependent on the analytical abilities of the Adviser. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund's original investment and/or may be required to accept payment over an extended period of time. Among the risks inherent in investments in a troubled company is that it may be difficult to obtain information as to the true financial condition of such company. Troubled company investments and other distressed asset-based investments require active monitoring.

The Fund may make investments in Stressed Issuers when the Adviser believes it is reasonably likely that the Stressed Issuer will make an exchange offer or will be the subject to a plan of reorganization pursuant to which the Fund will receive new securities in return for a Special Situation Investment. There can be no assurance, however, that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which the Fund makes its investment in the Special Situation Investment and the time that any such exchange offer or plan of reorganization is completed, if at all. During this period, it is unlikely that the Fund would receive any interest payments on the Special Situation Investment, the Fund would be subject to significant uncertainty whether the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in Special Situation Investments, the Fund's ability to achieve current income for its shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by Special Situation Investments will eventually be satisfied

(e.g., through a liquidation of the obligor's assets, an exchange offer or plan of reorganization involving the Special Situation Investments or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Special Situation Investments held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or even no value. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Special Situation Investments, the Fund may be restricted from disposing of such securities. To the extent that the Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor.

To the extent that the Fund holds interests in a Stressed Issuer that are different (or more senior or junior) than those held by other funds and/or accounts managed by the Adviser or its affiliates ("Other Accounts"), the Adviser is likely to be presented with decisions involving circumstances where the interests of such Other Accounts may be in conflict with the Fund's interests. Furthermore, it is possible that the Fund's interest may be subordinated or otherwise adversely affected by virtue of such Other Accounts' involvement and actions relating to their investment. In addition, when the Fund and Other Accounts hold investments in the same Stressed Issuer (including in the same level of the capital structure), the Fund may be prohibited by applicable law from participating in restructurings, work-outs, renegotiations or other activities related to its investment in the Stressed Issuer absent an exemption due to the fact that Other Accounts hold investments in the same Stressed Issuer. As a result, the Fund may not be permitted by law to make the same investment decisions as Other Accounts in the same or similar situations even if the Adviser believes it would be in the Fund's best economic interests to do so. Also, the Fund may be prohibited by applicable law from investing in a Stressed Issuer (or an affiliate) that Other Accounts are also investing in or currently invest in even if the Adviser believes it would be in the best economic interests of the Fund to do so. Furthermore, entering into certain transactions that are not deemed prohibited by law when made may potentially lead to a condition that raises regulatory or legal concerns in the future. This may be the case, for example, with Stressed Issuers who are near default and more likely to enter into restructuring or work-out transactions with their existing debt holders, which may

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

include the Fund and its affiliates. In some cases, to avoid the potential of future prohibited transactions, the Adviser may avoid recommending allocating an investment opportunity to the Fund that it would otherwise recommend, subject to the Adviser's then-current allocation policy and any applicable exemptions.

Below Investment Grade Rating Risk

Debt instruments that are rated below investment grade are often referred to as "high yield" securities or "junk bonds." Below investment grade instruments are rated "Ba1" or lower by Moody's, "BB+" or lower by S&P or "BB+" or lower by Fitch or, if unrated, are judged by the Adviser to be of comparable credit quality. While generally providing greater income and opportunity for gain, below investment grade debt instruments may be subject to greater risks than securities or instruments that have higher credit ratings, including a higher risk of default. The credit rating of an instrument that is rated below investment grade does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the Borrower's financial condition. Below investment grade instruments often are considered to be speculative with respect to the capacity of the Borrower to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities. Lower grade securities and similar debt instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of some Borrowers issuing such debt instruments to repay principal and pay interest on the instrument, increase the incidence of default and severely disrupt the market value of the securities and similar debt instruments.

The secondary market for below investment grade instruments may be less liquid than that for higher rated instruments. Because unrated securities may not have an active trading market or may be difficult to value, the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund's ability to achieve its investment objective will be more dependent on the Adviser's credit analysis than would be the case when the Fund invests in rated securities.

Under normal market conditions, the Fund will invest in debt instruments rated in the lower rating categories ("Caa1" or lower by Moody's, "CCC+" or lower by S&P or "CCC+" or lower by Fitch) or unrated and of comparable quality. For these securities, the risks associated with below investment grade instruments are more pronounced. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to an investment, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment.

European Risk

The Fund may invest a portion of its capital in debt securities issued by issuers domiciled in Europe, including issuers domiciled in the United Kingdom (the "UK"). Concerns regarding the sovereign debt of various Eurozone countries and proposals for investors to incur substantial write-downs and reductions in the face value of the sovereign debt of certain countries give rise to concerns about sovereign defaults, the possibility that one or more countries might leave the European Union (the "EU") or the Eurozone and various proposals (still under consideration and unclear in material respects) for support of affected countries and the Euro as a currency. The outcome of any such situation cannot be predicted. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on investments by the Fund in securities of European companies, including but not limited to the availability of credit to support such companies' financing needs, uncertainty and disruption in relation to financing, customer and supply contracts denominated in Euro and wider economic disruption in markets served by those companies, while austerity and other measures that have been introduced in order to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. A number of the Fund's securities may be denominated in the Euro. Legal uncertainty about the funding of Euro denominated obligations following any breakup or exits from the Eurozone (particularly in the case of investments in securities of companies in affected countries) could also have material adverse effects on the Fund. The UK ceased to be a member state of the EU on January 31, 2020 commonly referred to as "Brexit," and the transition period provided for in the withdrawal agreement entered by the UK and the EU ended on December 31, 2020. In December 2020, the UK and the EU agreed on a trade and cooperation agreement, which was subsequently ratified by the parties. The trade and cooperation agreement covers the general objectives and framework of the relationship between the UK and the EU. The impact of Brexit on the UK and EU and the broader global economy is unknown but could be significant and could result in increased volatility and illiquidity and potentially lower economic growth. Brexit also may lead to greater volatility in the global currency and financial markets, which could adversely affect the Fund. In connection with investments in non-U.S. issuers, the Fund may engage in foreign currency exchange transactions but is not required to hedge its currency exposure. As such, the Fund may make

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2023 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

investments that are denominated in British pound sterling or Euros. The Fund's assets are valued in U.S. dollars and the depreciation of the British pound sterling and/or the Euro in relation to the U.S. dollar could adversely affect the Fund's investments denominated in British pound sterling or Euros that are not fully hedged regardless of the performance of the underlying issuer.

(12) Subsequent Events

The Adviser has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements as of and for the six months ended June 30, 2023, except as discussed below:

The following common share distributions were declared for July and August 2023.

	Class A	Class C	Class I	Class L	Class U	Class U-2	Class W
July 2023
Record Date	Daily	Daily	Daily	Daily	Daily	Daily	Daily
Payable Date	July 31, 2023	July 31, 2023	July 31, 2023	July 31, 2023	July 31, 2023	July 31, 2023	July 31, 2023
Monthly Per Share Amount	$0.18266130	$0.16722950	$0.18914340	$0.17677130	$0.17220190	$0.17220190	$0.17861270
August 2023
Record Date	Daily	Daily	Daily	Daily	Daily	Daily	Daily
Payable Date	August 31, 2023	August 31, 2023	August 31, 2023	August 31, 2023	August 31, 2023	August 31, 2023	August 31, 2023
Monthly Per Share Amount	$0.18266130	$0.16722950	$0.18914340	$0.17677130	$0.17220190	$0.17220190	$0.17861270

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Additional Information

June 30, 2023 (Unaudited)

Proxy Information

The policies and procedures used to determine how to vote proxies relating to securities held by the Fund are available (1) without charge, upon request, by calling 1-877-855-3434, or (2) on the SEC's website at http:// www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be available on Form N-PX by August 31 of each year (1) without charge, upon request, by calling 1-877-855-3434, or (2) on the SEC's website at http://www.sec.gov.

Portfolio Information

The Fund files its complete schedule of portfolio holdings for the first quarter and the third quarter of each fiscal year on SEC Form N-PORT. The Fund's Form N-PORT reports are available (1) without charge, upon request, by calling 1-877-855-3434; or (2) on the SEC's website at http://www.sec.gov.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2023 (Unaudited)

Dividend Reinvestment Plan

The Fund operates under a dividend reinvestment plan, (the "DRIP") administered by SS&C GIDS, Inc. ("SS&C GIDS"). Pursuant to the plan, the Fund's distributions, net of any applicable U.S. withholding tax, are reinvested in the same class of shares of the Fund.

Shareholders automatically participate in the DRIP, unless and until an election is made to withdraw from the plan on behalf of such participating shareholder. A shareholder who does not wish to have distributions automatically reinvested may terminate participation in the DRIP at any time by written instructions to that effect to SS&C GIDS. Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). Such written instructions must be received by the SS&C GIDS 30 days prior to the record date of the distribution or the shareholder will receive such distribution in shares through the DRIP. Under the DRIP, the Fund's distributions to shareholders are automatically reinvested in full and fractional shares as described below.

When the Fund declares a distribution, SS&C GIDS, on the shareholder's behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution by the Fund's net asset value per share.

SS&C GIDS will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. SS&C GIDS will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder's proxy, if any, will include those shares purchased pursuant to the DRIP. Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned. The Fund will issue certificates in its sole discretion. SS&C GIDS will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the DRIP, SS&C GIDS will administer the DRIP on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating under the DRIP.

Neither SS&C GIDS nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the DRIP, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant's account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. The Fund reserves the right to amend or terminate the DRIP. There is no direct service charge to participants with regard to purchases under the DRIP; however, the Fund reserves the right to amend the DRIP to include a service charge payable by the participants.

All correspondence concerning the DRIP should be directed to SS&C GIDS at CION Ares Diversified Credit Fund c/o SS&C GIDS, Inc., P.O. Box 219422, Kansas City, MO 64121-9422. Certain transactions can be performed by calling the toll free number 888-729-4266.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2023 (Unaudited)

Plan of Distribution

ALPS Distributors, Inc. located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the Fund's principal underwriter and acts as the Distributor of the Fund's shares on a best efforts basis, subject to various conditions. The Fund's shares are offered for sale through the Distributor at net asset value plus the applicable sales load. The Distributor also may enter into agreements with financial intermediaries for the sale and servicing of the Fund's shares. In reliance on Rule 415 of the Securities Act, the Fund intends to offer to sell an unlimited number of common shares, on a continual basis, through the Distributor. No arrangement has been made to place funds received in an escrow, trust or similar account. The Distributor is not required to sell any specific number or dollar amount of the Fund's shares, but will use its best efforts to solicit orders for the purchase of the shares. Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market marker in Fund shares.

The Distributor has entered into a wholesale marketing agreement with CION Securities, a registered broker-dealer and an affiliate of CION. Pursuant to the terms of the wholesale marketing agreement, CION Securities will seek to market and otherwise promote the Fund through various wholesale distribution channels, including regional and independent retail broker-dealers and registered investment advisers.

CION Securities has also entered into a dealer manager agreement with the Fund pursuant to which CION Securities has agreed to provide certain marketing and wholesale services in consideration of its receipt of the dealer manager fee.

The Advisers or its affiliates, in the Adviser's discretion and from their own resources, may pay additional compensation to financial intermediaries in connection with the sale of the Fund's shares. In return for the additional compensation, the Fund may receive certain marketing advantages including access to a financial intermediaries' registered representatives, placement on a list of investment options offered by a financial intermediary, or the ability to assist in training and educating the financial intermediaries. The additional compensation may differ among financial intermediaries in amount or in the manner of calculation: payments of additional compensation may be fixed dollar amounts, or based on the aggregate value of outstanding shares held by shareholders introduced by the financial intermediary, or determined in some other manner. The receipt of additional compensation by a selling financial intermediary may create potential conflicts of interest between an investor and its financial intermediary who is recommending the Fund over other potential investments. Additionally, the Fund pays a servicing fee to the financial intermediaries or financial institution for providing ongoing services in respect of clients holding shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund's transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and ongoing liaison services as the Fund or the Adviser may reasonably request.

The Fund and the Adviser have agreed to indemnify the Distributor against certain liabilities, including liabilities under the Securities Act, or to contribute to payments the Distributor may be required to make because of any of those liabilities. Such agreement does not include indemnification of the Distributor against liability resulting from willful misfeasance, bad faith or negligence on the part of the Distributor in the performance of its duties or from reckless disregard by the Distributor of its obligations and duties under the Distribution Agreement.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2023 (Unaudited)

Investment Adviser

CION Ares Management, LLC
100 Park Avenue, 25th Floor,
New York, NY 10017

Administrator

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent and DRIP Administrator

SS&C GIDS, Inc.
333 W 11th Street
Kansas City, MO 64105

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

Ernst & Young LLP
725 S. Figueroa Street
Los Angeles, CA 90017

Fund Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2023 (Unaudited)

Privacy Notice

We are committed to maintaining the privacy of our shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information we collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, we will not receive any non-public personal information about shareholders of the common shares of the Fund, although certain of our shareholders' non-public information may become available to us. The non-public personal information that we may receive falls into the following categories:

•  Information we receive from shareholders, whether we receive it orally, in writing or electronically. This includes shareholders' communications to us concerning their investment;

•  Information about shareholders' transactions and history with us; or

•  Other general information that we may obtain about shareholders, such as demographic and contact information such as address.

•  We do not disclose any non-public personal information about shareholders, except:

•  to our affiliates (such as our investment adviser) and their employees that have a legitimate business need for the information;

•  to our service providers (such as our administrator, accountants, attorneys, custodians, transfer agent, underwriter and proxy solicitors) and their employees as is necessary to service shareholder accounts or otherwise provide the applicable service;

•  to comply with court orders, subpoenas, lawful discovery requests, or other legal or regulatory requirements; or

•  as allowed or required by applicable law or regulation.

When the Fund shares non-public shareholder personal information referred to above, the information is made available for limited business purposes and under controlled circumstances designed to protect our shareholders' privacy. The Fund does not permit use of shareholder information for any non-business or marketing purpose, nor does the Fund permit third parties to rent, sell, trade or otherwise release or disclose information to any other party.

The Fund's service providers, such as their adviser, administrator, and transfer agent, are required to maintain physical, electronic, and procedural safeguards to protect shareholder nonpublic personal information; to prevent unauthorized access or use; and to dispose of such information when it is no longer required.

Personnel of affiliates may access shareholder information only for business purposes. The degree of access is based on the sensitivity of the information and on personnel need for the information to service a shareholder's account or comply with legal requirements.

If a shareholder ceases to be a shareholder, we will adhere to the privacy policies and practices as described above. We may choose to modify our privacy policies at any time. Before we do so, we will notify shareholders and provide a description of our privacy policy.

In the event of a corporate change in control resulting from, for example, a sale to, or merger with, another entity, or in the event of a sale of assets, we reserve the right to transfer your non-public personal information to the new party in control or the party acquiring assets.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2023 (Unaudited)

Board of Trustees and Executive Officers

Trustees

Information regarding the members of the Board is set forth below. The Trustees have been divided into two groups — Interested Trustees and Independent Trustees. As set forth in the Fund's declaration of trust, each Trustee's term of office shall continue until his or her death, resignation or removal.

Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (including the Fund)(2)	Other Directorships Held by Trustee
Interested Trustees(3)
Mark Gatto 1972	Trustee	2016	Co-Chief Executive Officer and Co-President, CION Investment Group, LLC and Co-Chief Executive Officer, CION Investment Corporation; Director, CION Ares Management, LLC	1	CION Investment Corporation; CION Ares Management, LLC
Mitch Goldstein 1967	Trustee	2016	Partner of Ares Management Corporation; Co-President, Ares Capital Corporation	2	Ares Strategic Income Fund
Michael A. Reisner 1970	Trustee	2016	Co-Chief Executive Officer and Co-President, CION Investment Group, LLC and Co-Chief Executive Officer, CION Investment Corporation; Director, CION Ares Management, LLC	1	CION Investment Corporation; CION Ares Management, LLC
David A. Sachs 1959	Trustee and Chairman of the Board	2016	Partner of Ares Management Corporation	3	Terex Corporation; Ares Dynamic Credit Allocation Fund, Inc.; Ares Private Markets Fund; CION Ares Management, LLC

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CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2023 (Unaudited)

Trustees

Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (including the Fund)(2)	Other Directorships Held by Trustee
Independent Trustees
Elaine Orr 1966	Trustee	2022	Independent Consultant; from 2018 to 2019, Senior Director of Philanthropy and Strategic Partnerships for the Robert Toigo Foundation	2	Ares Dynamic Credit Allocation Fund, Inc.; Engine No. 1: Transform 500 ETF; Engine No. 1: Transform Climate ETF; Engine No. 1: Transform Supply Chain ETF
Jeffrey Perlowitz 1956	Trustee	2020	Independent Consultant; prior to 2016, Managing Director, Citigroup, Inc.	1	PennyMac Financial Services, Inc.
John Joseph Shaw 1951	Trustee	2016	Independent Consultant; prior to 2012, President, Los Angeles Rams	2	Ares Dynamic Credit Allocation Fund, Inc.
Bruce H. Spector 1942	Trustee	2016	Independent Consultant; from 2007 to 2015, Senior Advisor, Apollo Global Management, LLC (private equity)	2	Ares Dynamic Credit Allocation Fund, Inc.
Mark R. Yosowitz 1968	Trustee	2016	From 2014 to present, President, Mentored; from 2014 to present, Adjunct Professor, Brooklyn Law School; from 2008 to present, Senior Vice President, Corporate Development, ThinkEco Inc.	1	None

(1)  The address of each Trustee is care of the Secretary of the Fund at 100 Park Avenue, 25th Floor, New York, NY 10017.

(2)  The term "Fund Complex" means two or more registered investment companies that share the same investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies or hold themselves out to investors as related companies for the purpose of investment and investor services.

(3)  "Interested person," as defined in the Investment Company Act, of the Fund. Mark Gatto, Mitch Goldstein, Michael Reisner and David Sachs are interested persons of the Fund due to their affiliation with the Adviser.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2023 (Unaudited)

Executive Officers

Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
John Atherton 1981	Vice President and Assistant Secretary	2018	John Atherton is a Partner and General Counsel, Europe in the Ares Legal Department. Prior to joining Ares in 2018, John Atherton was General Counsel, Private Investment Structures at Schroder Adveq.
Joshua Bloomstein 1973	Vice President and Assistant Secretary	2016

Joshua Bloomstein serves as a Partner and General Counsel (Credit) and Deputy General Counsel (Corporate) of Ares Management, where Joshua Bloomstein focuses on credit matters. Joshua Bloomstein is General Counsel, Vice President and Secretary of Ares Capital Corporation ("ARCC"), General Counsel and Secretary of Ares Strategic Income Fund ("ASIF") and Vice President and Assistant Secretary of Ares Commercial Real Estate Corporation and of Ares Dynamic Credit Allocation Fund, Inc. ("ARDC"), a NYSE-listed, closed end fund managed by an affiliate of Ares. Joshua Bloomstein joined Ares in 2006.

Michael Dennis 1976	Vice President	2017

Michael Dennis is a Partner and Co-Head of European Credit, in the Ares Credit Group. Michael Dennis serves on the Ares Executive Management Committee. Additionally, Michael Dennis serves as a member of the Ares Credit Group's European Direct Lending and European Liquid Credit Investment Committees, and the Ares SSG Direct Lending (Australia) Investment Committee. Michael Dennis joined Ares in 2007.

Kevin Early 1971	Vice President	2017	Kevin Early is a Partner, European Chief Financial Officer in the Ares Finance and Accounting Department. Kevin Early joined Ares in 2012.
Anton Feingold 1980	Vice President and Assistant Secretary	2016

Anton Feingold is a Partner and Associate General Counsel in the Ares Legal Group and Assistant Secretary of Ares Management Corporation. Anton Feingold also serves as General Counsel, Vice President and Secretary of Ares Commercial Real Estate Corporation. Anton Feingold joined Ares in 2014.

Ian Fitzgerald 1975	General Counsel and Corporate Secretary Vice President and Assistant Secretary	2019 2017-2019

Ian Fitzgerald is a Managing Director and Deputy General Counsel (Credit) in the Ares Legal Group, where Ian Fitzgerald focuses on direct lending matters. Additionally, Ian Fitzgerald serves as General Counsel and Secretary of ARDC and Chief Legal Officer, General Counsel and Secretary of Ares Private Markets Fund ("APMF"). Ian Fitzgerald also serves as Vice President and Assistant Secretary of Ivy Hill Asset Management, L.P. ("IHAM") and Vice President and Assistant Secretary of Ivy Hill Asset Management GP, LLC, IHAM's General Partner. Ian Fitzgerald joined Ares in 2010.

Mark Gatto 1972	Co-President and Co-Chief Executive Officer	2016

Mark Gatto is Co-Chief Executive Officer and Co-President of CION Investment Group, LLC as well as Co-Chief Executive Officer of CION Investment Corp. ("CIC"), a business development company focused on middle market loans. Mark Gatto serves on the investment committee of CIC. In addition, Mark Gatto is a Director of CION Ares Management, LLC. Mark Gatto joined CION in 1999.

Mitch Goldstein 1967	Vice President	2016

Mitch Goldstein is a Partner and Co-Head of the Ares Credit Group and a member of the Executive Management Committee of Ares Management. Mitch Goldstein additionally serves as Co-President of ARCC and an interested trustee and Co-Chief Executive Officer of ASIF. Mitch Goldstein is a member of the Ares Credit Group's U.S. Direct Lending, Pathfinder, Pathfinder Core and Commercial Finance Investment Committees and IHAM Investment Committee. Mitch Goldstein joined Ares Management in 2005.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2023 (Unaudited)

Executive Officers

Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Blair Jacobson 1972	Vice President	2017

Blair Jacobson is a Partner and Co-Head of European Credit in the Ares Credit Group and a member of the Executive Management Committee of Ares Management and the Ares Diversity, Equity and Inclusion Council. Blair Jacobson also serves on the boards of Ares Management Limited and Ares Management UK Limited. Additionally, Blair Jacobson serves on the Ares Credit Group's European Direct Lending and European Liquid Credit Investment Committees, the Ares Secondaries Group's Credit Investment Committee and the Ares Sports, Media and Entertainment Investment Committee. Blair Jacobson joined Ares in 2012.

Keith Kooper 1975	Vice President and Assistant Secretary	2016

Keith Kooper is a Partner and General Counsel (Real Estate) in the Ares Legal Group. Keith Kooper also serves as Vice President and Assistant Secretary of Ares Commercial Real Estate Corporation. Keith Kooper joined Ares in 2013.

Scott Lem 1977	Chief Financial Officer Treasurer	2019 2016-2019

Scott Lem is a Partner and Chief Accounting Officer, Credit (Direct Lending) in the Ares Finance and Accounting Department. Scott Lem additionally serves as Chief Accounting Officer, Vice President and Treasurer of ARCC. Scott Lem also serves as Chief Financial Officer of ARDC and Chief Financial Officer and Treasurer of ASIF. Scott Lem may from time to time serve as an officer, director or principal of entities affiliated with Ares Management or investment funds managed by Ares Management and its affiliates. Scott Lem joined Ares in 2003.

Greg Margolies 1966	Vice President	2016

Greg Margolies is a Partner in the Ares Credit Group. Additionally, Greg Margolies serves as a member of the Ares Credit Group's Alternative Credit Investment Committee, the ARDC Investment Committee and the Ares Private Equity Group's Special Opportunities Investment Committee and is on the Board of Directors of the Ares Charitable Foundation. Greg Margolies joined Ares in 2009.

Lisa Morgan 1976	Chief Compliance Officer and Anti-Money Laundering Officer	2021

Lisa Morgan is a Managing Director and Head of Regulatory Compliance in the Ares Compliance Department. Lisa Morgan also serves as the Chief Compliance Officer of ARCC, APMF, ASIF and ARDC. Lisa Morgan joined Ares in 2017.

Michael Reisner 1970	Co-President and Co-Chief Executive Officer	2016

Michael Reisner is Co-Chief Executive Officer and Co-President of CION Investment Group, LLC as well as Co-Chief Executive Officer of CIC, a business development company focused on middle market loans. Michael Reisner serves on the investment committee of CIC. In addition, Michael Reisner is a Director of CION Ares Management, LLC. Michael Reisner joined CION in 2001.

Penni F. Roll 1965	Treasurer Chief Financial Officer	2019 2016-2019

Penni F. Roll is a Partner and the Chief Financial Officer of the Ares Credit Group. Penni F. Roll also serves as the Chief Financial Officer of ARCC and is Treasurer of ARDC. Penni F. Roll is also a Vice President of ASIF, Chief Financial Officer, Vice President and Treasurer of IHAM and Chief Financial Officer of Ivy Hill Asset Management GP, LLC, IHAM's General Partner, where Penni F. Roll also serves on the Board of Managers. Penni F. Roll may additionally from time to time serve as an officer, director or principal of entities affiliated with Ares Management or of investment funds managed by Ares Management and its affiliates. Penni F. Roll also serves as a member of the Ares Diversity, Equity and Inclusion Council. Penni F. Roll joined Ares in 2010.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2023 (Unaudited)

Executive Officers

Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Naseem Sagati Aghili 1981	Vice President and Assistant Secretary	2019

Naseem Sagati Aghili is a Partner, General Counsel and Secretary of Ares Management. Naseem Sagati Aghili is a Partner in and Head of the Ares Legal Group and additionally serves on the Ares Executive Management Committee, Enterprise Risk Committee and the Ares Diversity, Equity and Inclusion Council. Naseem Sagati Aghili also serves as Vice President of ARCC, ASIF, ARDC and APMF. Prior to being named the firm's General Counsel in 2020, Naseem Sagati Aghili served in a variety of roles at Ares Management, including most recently as Co-General Counsel, Deputy General Counsel and General Counsel of Private Equity. Naseem Sagati Aghili joined Ares in 2009.

Gregg Schill 1981	Vice President	2016	Gregg Schill is Senior Managing Director of CION Investment Group, LLC. Prior to this, Gregg Schill served as Managing Director since 2012. Gregg Schill joined CION in 2001.

(1)  The address of each officer is care of the Secretary of the Fund at 100 Park Avenue, 25th Floor, New York, NY 10017.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 888-729-4266 to request the SAI.

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2023 (Unaudited)

Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreement

The Board of Trustees (the "Board") of CION Ares Diversified Credit Fund (the "Fund"), a majority of whom are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund (the "Independent Trustees"), renewed the Third Amended and Restated Investment Advisory Agreement between the Fund and CION Ares Management LLC (the "Adviser") and the Investment Sub-Advisory Agreement by and among the Adviser, Ares Capital Management II LLC (the "Sub-Adviser") and the Fund (the "Agreement") at a meeting held on May 16, 2023 (the "Meeting").

The Fund's Board has the responsibility under the 1940 Act to consider the renewal of the Fund's Agreements on an annual basis called for the purpose of voting on such renewal. In addition, the Fund's Board generally receives, reviews and evaluates information concerning the services and personnel of the Adviser and the Sub-Adviser (together the "Advisers") and their affiliates at quarterly meetings of the Board. While particular emphasis might be placed on information concerning the Fund's investment performance, comparability of fees, total expenses and profitability at any meeting at which a renewal of the Agreements is considered, the process of evaluating the Advisers' and the Fund's investment advisory and administrative arrangements is an ongoing one.

In connection with the renewal of the Agreements, the Independent Trustees met with their independent counsel in executive session. Counsel to the Independent Trustees reviewed with the Independent Trustees a memorandum outlining the legal duties of the Board under the 1940 Act and applicable state law and discussed the factors outlined by the federal courts as relevant to a board's consideration of the approval of an investment advisory agreement.

In considering whether to renew the Agreements, the Fund's Board reviewed certain information provided to the Board by the Advisers in advance of the Meeting, and supplemented orally at the Meeting, including, among other things, information concerning the services rendered to the Fund by the Advisers, comparative fee, expense and performance information, and other reports of and presentations by representatives of the Sub-Adviser concerning the Fund's and Advisers' operations, compliance programs and risk management. The Board also reviewed a report prepared by the Advisers which included information comparing (1) the Fund's performance with the performance of a group of comparable funds (the "Performance Group") for various periods ended March 31, 2023 and (2) the Fund's total expenses with those of a group of comparable funds (the "Expense Group"), which was identical to the Performance Group, the information for which was derived in part from Bloomberg and fund financial statements available to the Advisers as of the date of their analysis.

In determining whether to renew the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

(a) The nature, extent and quality of services to be provided by the Advisers — With respect to the nature, extent and quality of services to be provided by the Advisers, the Board reviewed the information regarding the types of services to be provided under the Agreements and information describing the Advisers' organization and business, including the quality of the investment research capabilities of the Advisers and the other resources dedicated to performing services for the Fund. The Board noted the professional experience and qualifications of the Fund's portfolio management team and other senior personnel of the Advisers involved with the Fund, including the portfolio management team's expertise in managing securities in which the Fund invests, the integrated platforms of the Advisers and their affiliates and the benefits, resources and opportunities of the platforms that the Advisers are able to access. Fund management discussed the size and experience of the Advisers' staff, the experience of their key personnel in providing investment management services, including the members of the Sub-Adviser's allocation committee, the systems used by the Advisers' personnel and the ability of the Advisers to attract and retain capable personnel. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, were also considered. The Board also noted the reputation and track record of the Advisers' organizations as leading managers of credit assets.

(b) Investment performance of the Fund and the Advisers — With respect to investment performance of the Fund and the Advisers, the Board reviewed statistical information concerning the Fund's investment performance in relation to its stated objective, as well as comparative data with respect to the performance of unaffiliated closed-end funds operating as interval funds that engage in similar investing and origination activity provided by the Advisers. Representatives of

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CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2023 (Unaudited)

the Advisers reviewed with the Board the Fund's performance. In connection with its review, the Board discussed the results of the performance comparisons provided by the Advisers.

In reviewing the Advisers' report, the Board took into consideration that the Advisers identified 1940 Act registered funds (primarily interval funds) that engage in similar investing, loan underwriting, and origination activity, i.e., funds that self-originate a large amount of their assets and that focus primarily on liquid and illiquid corporate credits that require a bottom-up and top-down credit analysis as well as active portfolio management. The Board noted that the Fund has outperformed the peer group average and median for the trailing one-year and since inception periods ended March 31, 2023.

Representatives of the Advisers noted that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the Fund and comparable funds, highlighting, in particular, the difficulty in finding an appropriate universe of comparable funds. In discussing the Fund's performance, they noted, among other things, the Fund underperformed the median return of the Performance Group on a 2023 year-to-date basis, but outperformed the median return of the Performance Group on a trailing one year and since inception basis. The Board took note of the Adviser's view that the performance may be attributable to its defensive investment posture, strong security selection and an overweight allocation to directly originated and floating rate investments.

(c) Cost of the services to be provided and profits to be realized by the Advisers from the relationship with the Fund — The Board considered information about the profitability of the Fund to the Advisers, as well as the costs of services provided by the Advisers to the Fund. The Board received and reviewed information relating to the financial condition of the Advisers and their affiliates. Representatives of the Advisers reviewed the expenses allocated and profit received by the Advisers and their affiliates and the resulting profitability percentage for managing the Fund and the method used to determine the expenses and profit.

The Board also considered that the Adviser pays the Sub-Adviser a portion of its advisory fee as compensation for the sub-advisory services.

(d) Economies of scale and whether fee levels reflect these economies of scale — The Board considered the extent to which economies of scale are expected to be realized and whether fee levels reflect these economies of scale. The Trustees noted that the direct origination strategies used by the Fund have limited scalability and require additional resources as assets grow due to the need to originate new loans in which to invest. The Trustees noted the possibility of economies of scale related to non-advisory services that may inure to the benefit of the Fund.

(e) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment adviser or other clients — In evaluating the management fees and expenses, the Board considered the Fund's management fees and the Fund's expense ratios in absolute terms and as compared with the fees and expenses of the Expense Group. Based upon the comparative fee information provided, the Board noted that the Fund's advisory fees were generally in line with those of comparable funds in the Expense Group identified by the Advisers. The Board considered that the Agreements provide that the Advisers may earn an incentive fee and, to the extent the fee is earned and paid, would result in a higher rate of total compensation from the Fund to the Advisers than the base-management fee rate stated in the Agreements. In addition, the Board also noted the reputation and track record of the Advisers' organization as leading managers of credit assets.

In discussing the Fund's management fees and expenses, representatives of the Advisers noted, among other things, that the Advisers believe the management fees and expenses are reasonable when compared to, and are consistent with, other similar funds and portfolios, particularly in light of the Fund's performance. Representatives of the Advisers also noted that the Fund's investment strategy of investing in a portfolio of directly originated loans, secured floating and fixed rate syndicated loans, corporate bonds, asset-backed securities, commercial real estate loans and other types of credit instruments requires additional expertise and expense related to trade support, pricing and valuation, marketing, investor education and regulatory monitoring.

(f) Benefits derived or to be derived by the Advisers from their relationship with the Fund — The Board also considered the extent to which benefits other than the fees and reimbursement amounts might accrue to the Advisers and their

Semi Annual Report 2023

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2023 (Unaudited)

affiliates from their relationships with the Fund. The Board noted in this regard that, while certain funds and accounts managed by the Advisers may engage from time to time in cross trade and co-investment transactions with the Fund as permitted by the 1940 Act, neither the Adviser or its affiliate execute portfolio transactions on behalf of the Fund, and that the Sub-Adviser had confirmed that the Fund does not obtain research (or "Soft Dollars") from trades made on behalf of the Fund. However, the Board recognized that the Advisers might derive reputational and other benefits from their association with the Fund, including access to a different investor base than historically serviced by the Sub-Advisor and its affiliates.

Conclusion

At the conclusion of these discussions, the Board agreed that it had been furnished with information sufficiently responsive to allow it to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations at the Meeting, and in reliance on information received on a routine and regular basis through the year relating to the operations of the Fund and the investment management and other services provided under the Agreements, the Board, including the Independent Trustees, supported the approval of the renewal of the Agreements for an additional one-year period ending May 22, 2024.

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For Existing Investor Use Only. Not for Prospective Investors.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for this filing.

Item 3. Audit Committee Financial Expert.

Not applicable for this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable for this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this filing.

Item 6. Investments.

(a)            Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b)            Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

Not applicable for this filing.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Not applicable for this filing.

(a)(2) Not applicable for this filing.

(a)(3) Not applicable for this filing.

(a)(4) Not applicable for this filing.

(b) There have been no changes to the portfolio managers identified in the most recently filed annual report on Form N-CSR (811-23165) for CION Ares Diversified Credit Fund (the “Fund”).

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None during the period covered by this Form N-CSR filing pursuant to a plan or program.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees during the period covered by this Form N-CSR filing.

Item 11. Controls and Procedures.

(a)	The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the 1934 Act, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this filing.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CION ARES DIVERSIFIED CREDIT FUND

By:	/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Chief Executive Officer

Date:	September 1, 2023

By:	/s/ Mark Gatto
Mark Gatto
Co-President and Chief Executive Officer

Date:	September 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By:	/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Co-Chief Executive Officer

Date:	September 1, 2023

By:	/s/ Mark Gatto
Mark Gatto
Co-President and Co-Chief Executive Officer

Date:	September 1, 2023

By:	/s/ Scott C. Lem
Scott C. Lem
Chief Financial Officer

Date:	September 1, 2023